UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                     811-08200

Bridgeway Funds, Inc.
(Exact name of registrant as specified in charter)

20 Greenway Plaza, Suite 450
Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Michael D. Mulcahy, President

Bridgeway Funds, Inc.

20 Greenway Plaza, Suite 450

Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 661-3500

Date of fiscal year end: June 30

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Bridgeway Aggressive Investors 1 Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 98.96%
Aerospace & Defense - 2.63%
Textron, Inc.	92,100	$2,410,257
Triumph Group, Inc.	50,673	3,168,583

		5,578,840

Airlines - 2.71%
SkyWest, Inc.	207,700	2,145,541
US Airways Group, Inc.*	343,500	3,593,010

		5,738,551

Auto Components - 1.92%
Cooper Tire & Rubber Co.	81,800	1,568,924
Delphi Automotive PLC*	80,300	2,489,300

		4,058,224

Beverages - 2.02%
Constellation Brands, Inc., Class A*	65,500	2,118,925
Monster Beverage Corp.*	39,700	2,150,152

		4,269,077

Biotechnology - 4.13%
Amgen, Inc.	27,100	2,285,072
Regeneron Pharmaceuticals, Inc.*	29,200	4,457,672
Vertex Pharmaceuticals, Inc.*	35,700	1,997,415

		8,740,159

Building Products - 0.54%
Nortek, Inc.*	21,000	1,149,330

Capital Markets - 2.09%
Bank of New York Mellon Corp. (The)	99,100	2,241,642
Northern Trust Corp.	47,200	2,190,788

		4,432,430

Chemicals - 4.51%
CF Industries Holdings, Inc.	12,800	2,844,672
Sherwin-Williams Co. (The)	16,000	2,382,560
Westlake Chemical Corp.	59,100	4,317,846

		9,545,078

Commercial Banks - 0.82%
KeyCorp	198,600	1,735,764

Commercial Services & Supplies - 0.59%
Quad Graphics, Inc.+	73,700	1,249,952

Computers & Peripherals - 6.82%
Apple, Inc.	3,600	2,402,136
Dell, Inc.	165,700	1,633,802

Industry Company	Shares	Value

Computers & Peripherals (continued)
NCR Corp.*	85,600	$1,995,336
Seagate Technology PLC	191,900	5,948,900
Western Digital Corp.	63,500	2,459,355

		14,439,529

Consumer Finance - 2.09%
Discover Financial Services#	111,400	4,425,922

Diversified Telecommunication Services - 1.00%
tw telecom, inc.*	80,800	2,106,456

Energy Equipment & Services - 2.13%
Halliburton Co.	104,700	3,527,343
Pioneer Energy Services Corp.*	127,000	989,330

		4,516,673

Food & Staples Retailing - 1.07%
Susser Holdings Corp.*	62,700	2,267,859

Food Products - 1.13%
Bunge, Ltd.	35,800	2,400,390

Health Care Equipment & Supplies - 1.10%
West Pharmaceutical Services, Inc.	43,700	2,319,159

Health Care Providers & Services - 5.77%
Aetna, Inc.	49,000	1,940,400
Bio-Reference Labs, Inc.*	39,000	1,114,620
Cigna Corp.	45,900	2,165,103
DaVita, Inc.*	20,700	2,144,727
HCA Holdings, Inc.	76,800	2,553,600
McKesson Corp.	26,700	2,297,001

		12,215,451

Hotels, Restaurants & Leisure - 4.02%
Cracker Barrel Old Country Store, Inc.	28,300	1,899,213
Darden Restaurants, Inc.	39,500	2,202,125
Jack in the Box, Inc.*	79,700	2,240,367
Papa John’s International, Inc.*	40,800	2,179,128

		8,520,833

Household Durables - 1.71%
Meritage Homes Corp.*	29,500	1,121,885
Ryland Group, Inc. (The)	83,200	2,496,000

		3,617,885

www.bridgeway.com	1

Bridgeway Aggressive Investors 1 Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Household Products - 1.49%
Central Garden & Pet Co., Class A*	98,200	$1,186,256
Church & Dwight Co., Inc.	36,400	1,965,236

		3,151,492

Insurance - 1.07%
MetLife, Inc.	66,000	2,274,360

Internet Software & Services - 1.09%
Equinix, Inc.*	11,200	2,307,760

IT Services - 4.15%
Accenture PLC, Class A	35,900	2,514,077
Heartland Payment Systems, Inc.	41,400	1,311,552
International Business Machines Corp.	10,900	2,261,205
Western Union Co. (The)	148,500	2,705,670

		8,792,504

Machinery - 2.22%
Actuant Corp., Class A	95,800	2,741,796
Cummins, Inc.	21,200	1,954,852

		4,696,648

Media - 3.22%
News Corp., Class A	90,900	2,229,777
Sinclair Broadcast Group, Inc., Class A	203,900	2,285,719
Time Warner Cable, Inc.	24,200	2,300,452

		6,815,948

Metals & Mining - 1.67%
Noranda Aluminum Holding Corp.	138,300	925,227
Southern Copper Corp.	76,100	2,614,796

		3,540,023

Multiline Retail - 2.96%
Dillard’s, Inc., Class A	56,800	4,107,776
Macy’s, Inc.	57,600	2,166,912

		6,274,688

Oil, Gas & Consumable Fuels - 5.88%
Chevron Corp.	23,300	2,715,848
Crosstex Energy, Inc.	81,900	1,149,057
Delek US Holdings, Inc.	94,000	2,396,060
HollyFrontier Corp.	67,600	2,789,852
Tesoro Corp.	56,300	2,358,970
Valero Energy Corp.	32,500	1,029,600

		12,439,387

Industry Company	Shares	Value

Paper & Forest Products - 2.33%
Louisiana-Pacific Corp.*	161,400	$2,017,500
PH Glatfelter Co.	163,400	2,910,154

		4,927,654

Pharmaceuticals - 0.72%
Warner Chilcot PLC, Class A	112,200	1,514,700

Real Estate Investment Trusts (REITs) - 5.32%
American Tower Corp.	28,600	2,041,754
BioMed Realty Trust, Inc.	130,600	2,444,832
Regency Centers Corp.	45,000	2,192,850
Weingarten Realty Investors	76,600	2,153,226
Weyerhaeuser Co.	92,800	2,425,792

		11,258,454

Road & Rail - 1.08%
CSX Corp.	110,500	2,292,875

Semiconductors & Semiconductor Equipment - 2.78%
Cirrus Logic, Inc.*	107,400	4,123,086
Skyworks Solutions, Inc.*	74,700	1,760,305

		5,883,391

Software - 1.29%
Oracle Corp.	86,600	2,727,034

Specialty Retail - 9.26%
Cabela’s, Inc.*	40,100	2,192,668
Gap, Inc. (The)	62,600	2,239,828
Genesco, Inc.*	30,500	2,035,265
Limited Brands, Inc.	47,300	2,329,998
Lumber Liquidators Holdings, Inc.*	61,200	3,101,616
OfficeMax, Inc.	361,900	2,826,439
O’Reilly Automotive, Inc.*	28,900	2,416,618
Rent-A-Center, Inc.	70,500	2,473,140

		19,615,572

Trading Companies & Distributors - 2.61%
Beacon Roofing Supply, Inc.*	78,700	2,242,950
Kaman Corp.	32,400	1,161,864
United Rentals, Inc.*	64,959	2,124,809

		5,529,623

Transportation Infrastructure - 1.02%
Macquarie Infrastructure Co. LLC	52,300	2,169,404

TOTAL COMMON STOCKS - 98.96%		209,539,079

(Cost $187,391,196)

2	Quarterly Report | September 30, 2012 (Unaudited)

Bridgeway Aggressive Investors 1 Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

	Rate^	Shares	Value
MONEY MARKET FUND - 0.43%
BlackRock FedFund	0.01%	908,634	$908,634

TOTAL MONEY MARKET FUND - 0.43%			908,634

(Cost $908,634)

TOTAL INVESTMENTS - 99.39%			$210,447,713
(Cost $188,299,830)
Other Assets in Excess of Liabilities - 0.61%			1,294,490

NET ASSETS - 100.00%			$211,742,203

*	Non-income producing security.
#	Securities, or a portion thereof, segregated to cover the Fund’s potential obligation under swap agreements. The total value of segregated assets is $1,191,900.
^	Rate disclosed as of September 30, 2012.
+	This security or a portion of the security is out on loan at September 30, 2012. Total loaned securities had a value of $1,249,952 at September 30, 2012.

LLC - Limited Liability Company

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 09/30/2012 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Signifi- cant Obser- vable Inputs	Level 3 Signifi- cant Unobser- vable Inputs	Total
Common Stocks	$209,539,079	$—	$—	$209,539,079
Money Market Fund	—	908,634	—	908,634

TOTAL	$209,539,079	$908,634	$—	$210,447,713

Other Financial Instruments**
Swaps	$—	$635	$—	$635

TOTAL	$—	$635	$—	$635

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	3

Bridgeway Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 98.98%
Aerospace & Defense - 2.48%
Astronics Corp., Class B*	2,650	$80,825
Astrotech Corp.*	82,500	80,603
Ducommun, Inc.*	48,200	655,520
EDAC Technologies Corp.*+	18,600	262,818
GenCorp, Inc.*	37,100	352,079
LMI Aerospace, Inc.*	24,900	508,956
Sypris Solutions, Inc.	96,900	691,866

		2,632,667

Air Freight & Logistics - 1.10%
Echo Global Logistics, Inc.*	5,800	99,470
Park-Ohio Holdings Corp.*	49,000	1,061,830

		1,161,300

Airlines - 0.60%
Hawaiian Holdings, Inc.*	19,900	111,241
Republic Airways Holdings, Inc.*	112,500	520,875

		632,116

Auto Components - 1.44%
Shiloh Industries, Inc.	9,300	104,346
Spartan Motors, Inc.	108,000	540,000
Stoneridge, Inc.*	103,900	516,383
Tower International, Inc.*	34,600	266,766
Williams Controls, Inc.	9,400	98,700

		1,526,195

Beverages - 0.19%
Reed’s, Inc.*+	33,500	206,695

Biotechnology - 0.64%
China Biologic Products, Inc.*+	6,900	65,550
Myrexis, Inc.*	40,600	98,658
Vanda Pharmaceuticals, Inc.*	126,500	509,795

		674,003

Building Products - 1.61%
NCI Building Systems, Inc.*	54,600	547,638
Patrick Industries, Inc.*	67,100	1,038,037
PGT, Inc.*	36,600	120,048

		1,705,723

Capital Markets - 5.00%
Arlington Asset Investment Corp., Class A+	43,600	1,040,296
Calamos Asset Management, Inc., Class A	80,100	932,364

Industry Company	Shares	Value

Capital Markets (continued)
Duff & Phelps Corp., Class A	7,300	$99,353
Fidus Investment Corp.	34,300	572,810
Gladstone Capital Corp.	74,600	652,750
Gladstone Investment Corp.	52,500	410,550
KCAP Financial, Inc.+	100,000	926,000
New Mountain Finance Corp.+	44,800	663,936

		5,298,059

Chemicals - 2.95%
American Vanguard Corp.	11,000	382,800
Arabian American Development Co.*+	65,100	637,329
Chase Corp.	9,700	178,189
China Green Agriculture, Inc.*+	12,700	41,656
Core Molding Technologies, Inc.*	14,800	108,188
Gulf Resources, Inc.*+	77,600	86,912
Landec Corp.*	79,800	913,710
Spartech Corp.*	146,000	781,100

		3,129,884

Commercial Banks - 6.74%
Access National Corp.	9,800	133,868
Alliance Financial Corp.	4,400	176,924
American National Bankshares, Inc.	19,000	429,210
Bancorp, Inc. (The)*	13,300	136,591
C&F Financial Corp.+	6,700	263,645
Enterprise Bancorp, Inc.+	15,400	263,032
Enterprise Financial Services Corp.	6,600	89,760
Farmers Capital Bank Corp.*	20,000	210,000
Fidelity Southern Corp.+	27,816	263,139
German American Bancorp, Inc.+	18,600	448,632
Guaranty Bancorp*	99,500	200,990
Heritage Financial Corp.	30,200	453,906
Horizon Bancorp+	19,500	557,310
MainSource Financial Group, Inc.	26,600	341,544
Mercantile Bank Corp.*	20,900	358,226
Metro Bancorp, Inc.*	38,700	490,329
MetroCorp Bancshares, Inc.*	16,000	169,440
OmniAmerican Bancorp, Inc.*	30,300	688,719

4	Quarterly Report | September 30, 2012 (Unaudited)

Bridgeway Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
Pacific Mercantile Bancorp*+	25,000	$163,500
Park Sterling Corp.*	75,000	370,500
Renasant Corp.	13,700	268,589
Taylor Capital Group, Inc.*+	17,500	299,600
Trico Bancshares	22,000	363,660

		7,141,114

Commercial Services & Supplies - 1.87%
Asset Acceptance Capital Corp.*	40,800	304,368
Ceco Environmental Corp.	12,700	124,079
Cenveo, Inc.*+	502,800	1,151,412
Intersections, Inc.	11,700	123,318
TRC Cos., Inc.*	37,800	284,256

		1,987,433

Communications Equipment - 3.47%
CalAmp Corp.*	176,900	1,452,349
Ituran Location & Control, Ltd.	14,500	169,070
Sierra Wireless, Inc.*	87,600	681,528
Tessco Technologies, Inc.	49,100	1,039,447
UTStarcom Holdings Corp.*	331,400	341,342

		3,683,736

Computers & Peripherals - 0.12%
Smart Technologies, Inc., Class A*	76,200	124,206

Construction & Engineering - 0.86%
Argan, Inc.	22,800	397,860
Goldfield Corp. (The)*	273,400	516,726

		914,586

Consumer Finance - 0.45%
CompuCredit Holdings Corp.*	127,222	473,266

Containers & Packaging - 0.12%
Myers Industries, Inc.	8,200	128,084

Distributors - 0.20%
Core-Mark Holding Co., Inc.	4,300	206,873

Diversified Consumer Services - 0.81%
Carriage Services, Inc.	36,100	349,087
Corinthian Colleges, Inc.*	196,200	466,956
Lincoln Educational Services Corp.	10,100	42,420

		858,463

Industry Company	Shares	Value

Diversified Financial Services - 0.57%
Gain Capital Holdings, Inc.+	57,000	$281,010
Interactive Brokers Group, Inc., Class A	10,900	152,818
MicroFinancial, Inc.	19,100	174,765

		608,593

Diversified Telecommunication Services - 3.49%
Fairpoint Communications, Inc.*+	175,000	1,323,000
Hawaiian Telcom Holdco, Inc.*+	32,200	570,906
HickoryTech Corp.	21,000	222,180
IDT Corp., Class B	5,800	59,566
inContact, Inc.*	147,900	964,308
Nortel Inversora SA - ADR Preferred B	5,800	59,740
Primus Telecommunications Group, Inc.	21,546	329,007
Vonage Holdings Corp.*	74,000	168,720

		3,697,427

Electrical Equipment - 0.56%
Allied Motion Technologies, Inc.	30,000	198,000
Coleman Cable, Inc.	27,800	267,992
Magnetek, Inc.*	11,700	131,742

		597,734

Electronic Equipment, Instruments & Components - 2.02%
Key Tronic Corp.*	88,500	877,920
LoJack Corp.*	67,305	151,436
PAR Technology Corp.*	18,400	100,280
PC Connection, Inc.	48,500	558,235
SMTC Corp.*	84,200	255,968
Viasystems Group, Inc.*	11,200	193,760

		2,137,599

Energy Equipment & Services - 0.91%
Forbes Energy Services, Ltd.*	46,700	163,450
Global Geophysical Services, Inc.*	24,000	132,240
North American Energy Partners, Inc.*	105,100	302,688
PHI, Inc.*	5,400	169,884
Pioneer Energy Services Corp.*	25,800	200,982

		969,244

www.bridgeway.com	5

Bridgeway Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Food & Staples Retailing - 0.96%
Ingles Markets, Inc., Class A	6,200	$101,370
Pantry, Inc. (The)*	7,000	101,850
Spartan Stores, Inc.	6,000	91,860
Susser Holdings Corp.*	20,100	727,017

		1,022,097

Food Products - 1.40%
Alico, Inc.	15,400	480,942
Inventure Foods, Inc.*	139,600	794,324
Smart Balance, Inc.*	17,000	205,360

		1,480,626

Health Care Equipment & Supplies - 1.69%
CryoLife, Inc.	48,800	327,936
Fonar Corp.*	56,500	211,875
Kewaunee Scientific Corp.	10,000	114,100
Orthofix International N.V.*	2,700	120,825
PhotoMedex, Inc.*+	72,000	1,012,320

		1,787,056

Health Care Providers & Services - 2.83%
Advocat, Inc.	8,300	47,725
Alliance HealthCare Services, Inc.*	125,800	177,378
Ensign Group, Inc. (The)	13,400	410,107
Five Star Quality Care, Inc.*	205,400	1,049,594
Kindred Healthcare, Inc.*	17,400	198,012
Providence Service Corp. (The)*	62,700	814,473
Skilled Healthcare Group, Inc., Class A*	24,900	160,107
Triple-S Management Corp., Class B*	6,800	142,120

		2,999,516

Hotels, Restaurants & Leisure - 7.30%
Ameristar Casinos, Inc.	11,100	197,580
Caribou Coffee Co., Inc.*	55,800	766,134
Carrols Restaurant Group, Inc.*	188,000	1,082,880
Einstein Noah Restaurant Group, Inc.	14,100	249,429
Frisch’s Restaurants, Inc.	10,700	212,395
Isle of Capri Casinos, Inc.*	94,400	656,080
Kona Grill, Inc.*	48,700	435,865
Luby’s, Inc.*	35,700	240,261
MTR Gaming Group, Inc.*	63,900	269,019
Multimedia Games Holding Co., Inc.*	88,800	1,396,824
Papa John’s International, Inc.*	3,300	176,253

Industry Company	Shares	Value

Hotels, Restaurants & Leisure (continued)
Red Robin Gourmet Burgers, Inc.*	3,500	$113,960
Ruth’s Hospitality Group, Inc.*	134,100	854,217
Sonic Corp.*	28,500	292,695
Town Sports International Holdings, Inc.*#	64,800	801,576

		7,745,168

Household Durables - 0.43%
Flexsteel Industries, Inc.	14,000	289,800
Libbey, Inc.*	10,600	167,268

		457,068

Household Products - 0.10%
Oil-Dri Corp. of America	4,600	106,444

Insurance - 3.52%
Crawford & Co., Class B	38,800	194,388
Eastern Insurance Holdings, Inc.	18,700	313,599
EMC Insurance Group, Inc.	5,200	109,200
Homeowners Choice, Inc.	78,200	1,837,700
Independence Holding Co.	9,200	92,644
Investors Title Co.	4,100	267,484
Maiden Holdings, Ltd.	16,400	145,796
United Fire Group, Inc.	10,700	268,784
Universal Insurance Holdings, Inc.	130,000	500,500

		3,730,095

Internet & Catalog Retail - 0.65%
1-800-Flowers.com, Inc., Class A*	183,500	684,455

Internet Software & Services - 0.61%
Internet Initiative Japan, Inc. - Sponsored ADR+	9,100	122,577
Ipass, Inc.*	160,200	352,440
TheStreet, Inc.	113,700	173,961

		648,978

IT Services - 3.06%
Hackett Group, Inc. (The)*	145,700	609,026
Heartland Payment Systems, Inc.	7,500	237,600
Lionbridge Technologies, Inc.*	227,400	800,448
NCI, Inc., Class A*	85,000	584,800
Pfsweb, Inc.*	60,200	173,978
PRGX Global, Inc.*	67,200	575,232

6	Quarterly Report | September 30, 2012 (Unaudited)

Bridgeway Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
IT Services (continued)
Unisys Corp.*	12,500	$260,250

		3,241,334

Leisure Equipment & Products - 3.50%
Arctic Cat, Inc.*	3,900	161,694
LeapFrog Enterprises, Inc.*	29,600	266,992
Nautilus, Inc.*	188,800	494,656
Smith & Wesson Holding Corp.*	220,700	2,429,907
Sturm Ruger & Co., Inc.+	7,200	356,328

		3,709,577

Life Sciences Tools & Services - 1.42%
Cambrex Corp.*	128,000	1,501,440

Machinery - 0.71%
Manitex International, Inc.*	73,300	529,959
Supreme Industries, Inc., Class A*	26,900	98,185
Xerium Technologies, Inc.*	36,500	127,750

		755,894

Marine - 0.20%
Global Ship Lease, Inc., Class A*	51,500	175,615
Seanergy Maritime Holdings Corp.*	19,400	36,860

		212,475

Media - 4.61%
Beasley Broadcasting Group, Inc., Class A*	18,900	92,232
Carmike Cinemas, Inc.*	74,600	839,250
Emmis Communications Corp., Class A*	163,900	329,439
Entercom Communications Corp., Class A*	85,100	583,786
Gray Television, Inc.*	120,700	275,196
Lee Enterprises, Inc.*	354,800	525,104
LIN TV Corp., Class A*	137,200	603,680
McClatchy Co., Class A (The)*	204,300	455,589
Saga Communications, Inc., Class A*	5,100	206,652
Salem Communications Corp., Class A	78,700	412,388
Sinclair Broadcast Group, Inc., Class A	18,800	210,748
Spanish Broadcasting System, Inc., Class A*	109,500	356,970

		4,891,034

Industry Company	Shares	Value

Metals & Mining - 0.99%
Friedman Industries, Inc.	23,700	$241,503
Handy & Harman, Ltd.*	55,000	812,900

		1,054,403

Multiline Retail - 1.08%
Bon-Ton Stores, Inc. (The)	120,500	1,144,750

Oil, Gas & Consumable Fuels - 4.49%
Adams Resources & Energy, Inc.	25,400	774,700
Alon USA Energy, Inc.	20,000	274,000
BioFuel Energy Corp.*+	49,000	248,430
Double Eagle Petroleum Co.*	28,142	155,625
Green Plains Renewable Energy, Inc.*	268,100	1,571,066
James River Coal Co.*+	423,900	1,220,832
Verenium Corp.*+	57,600	187,200
Westmoreland Coal Co.*	32,600	323,718

		4,755,571

Paper & Forest Products - 0.21%
Neenah Paper, Inc.	7,900	226,256

Personal Products - 0.60%
Cyanotech Corp.*	40,100	236,590
Nature’s Sunshine Products, Inc.+	8,100	132,354
Nutraceutical International Corp.*	17,200	271,072

		640,016

Pharmaceuticals - 0.70%
Pozen, Inc.*	112,600	746,538

Professional Services - 2.33%
Barrett Business Services, Inc.	39,300	1,065,030
CDI Corp.	11,400	194,142
ICF International, Inc.*	8,600	172,860
Insperity, Inc.	6,700	169,041
On Assignment, Inc.*	31,300	623,496
VSE Corp.	10,100	247,349

		2,471,918

Real Estate Investment Trusts (REITs) - 4.63%
Agree Realty Corp.	26,160	666,819
Capital Trust, Inc., Class A*	110,300	415,831
Gramercy Capital Corp.*	268,600	808,486
MPG Office Trust, Inc.*+	283,700	950,395
One Liberty Properties, Inc.	41,700	777,705

www.bridgeway.com	7

Bridgeway Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Real Estate Investment Trusts (REITs) (continued)
RAIT Financial Trust+	26,633	$139,823
Retail Opportunity Investments Corp.+	21,700	279,279
Sabra Health Care REIT, Inc.	6,700	134,067
Winthrop Realty Trust	67,900	731,962

		4,904,367

Road & Rail - 1.26%
Celadon Group, Inc.	15,200	244,264
Covenant Transportation Group, Inc., Class A*	74,700	343,620
Saia, Inc.*	37,300	751,222

		1,339,106

Semiconductors & Semiconductor Equipment - 0.37%
Actions Semiconductor Co., Ltd. - ADR*	58,000	93,380
Cascade Microtech, Inc.*	20,000	113,600
Pixelworks, Inc.*	62,700	184,965

		391,945

Software - 0.91%
Cinedigm Digital Cinema Corp., Class A*	50,700	68,445
ePlus, Inc.*	15,700	615,754
NetSol Technologies, Inc.*	44,400	283,716

		967,915

Specialty Retail - 3.16%
Conn’s, Inc.*+	62,000	1,367,100
Haverty Furniture Cos., Inc.	17,400	241,512
Lithia Motors, Inc., Class A	5,900	196,529
Pacific Sunwear of California, Inc.*	296,600	741,500
TravelCenters of America LLC*	150,200	805,072

		3,351,713

Textiles, Apparel & Luxury Goods - 0.88%
Crown Crafts, Inc.	19,500	119,925
Culp, Inc.	10,400	122,304
DGSE Cos., Inc.*Δ	14,900	65,173
Movado Group, Inc.	8,300	279,876
R.G. Barry Corp.	23,100	340,494

		927,772

Thrifts & Mortgage Finance - 4.20%
Bank Mutual Corp.	63,600	289,380
BofI Holding, Inc.*	29,300	763,265
Doral Financial Corp.*	529,000	497,630
First Financial Holdings, Inc.	67,700	879,423

Industry Company		Shares	Value

Thrifts & Mortgage Finance (continued)
Heritage Financial Group, Inc.		20,000	$262,800
Impac Mortgage Holdings, Inc.*+		40,000	294,000
Kaiser Federal Financial Group, Inc.		30,000	452,700
Meta Financial Group, Inc.		4,200	101,850
NASB Financial, Inc.*+		5,200	129,168
Peoples Federal Bancshares, Inc.		17,900	309,312
Provident Financial Holdings, Inc.		24,100	342,461
United Community Financial Corp.*		36,300	126,687

			4,448,676

Trading Companies & Distributors - 1.60%
Aceto Corp.		122,000	1,152,900
DXP Enterprises, Inc.*		11,400	544,578

			1,697,478

Water Utilities - 0.38%
Artesian Resources Corp., Class A		17,300	401,879

TOTAL COMMON STOCKS - 98.98%			104,938,560

(Cost $90,392,318)

Rate^		Shares	Value
MONEY MARKET FUND - 0.90%
BlackRock FedFund	0.01%	957,925	957,925

TOTAL MONEY MARKET FUND - 0.90%			957,925

(Cost $957,925)

TOTAL INVESTMENTS - 99.88%			$105,896,485
(Cost $91,350,243)
Other Assets in Excess of Liabilities - 0.12%			129,718

NET ASSETS - 100.00%			$106,026,203

*	Non-income producing security.
#	Securities, or a portion thereof, segregated to cover the Fund’s potential obligation under swap agreements. The total value of segregated assets is $371,100.
^	Rate disclosed as of September 30, 2012.
Δ	Security was fair valued under procedures adopted by the Board of Directors (see Note 2).
+	This security or a portion of the security is out on loan at September 30, 2012. Total loaned securities had a value of $12,972,756 at September 30, 2012.

ADR - American Depositary Receipt

LLC - Limited Liability Company

8	Quarterly Report | September 30, 2012 (Unaudited)

Bridgeway Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (continued)

Summary of inputs used to value the Fund’s investments as of 09/30/2012 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Signifi- cant Obser- vable Inputs	Level 3 Signifi- cant Unobser- vable Inputs	Total
Common Stocks	$104,873,387	$—	$65,173	$104,938,560
Money Market Fund	—	957,925	—	957,925

TOTAL	$104,873,387	$957,925	$65,173	$105,896,485

Other Financial Instruments**
Swaps	$—	$2,654	$—	$2,654

TOTAL	$—	$2,654	$—	$2,654

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investment in Securities (Value)
	Common Stocks	Total
Balance as of 06/30/2012	$65,173	$65,173
Purchases	—	—
Sales	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/ (depreciation)	—	—
Transfers in	—	—
Transfers out	—	—

Balance as of 09/30/12	$65,173	$65,173

Net change in unrealized appreciation (depreciation) from investments held as of 09/30/12	$—	$—

The security in the table above was considered a Level 3 security because it was fair valued under procedures adopted by the Board of Directors at September 30, 2012. Such valuation is based on a review of inputs such as, but not limited to, similar securities, company specific financial information and company specific news.

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	9

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.29%
Aerospace & Defense - 1.17%
Astronics Corp.*	22,700	$699,160
Astronics Corp., Class B*	2,270	69,235
Ducommun, Inc.*	25,300	344,080
GenCorp, Inc.*	36,700	348,283
Innovative Solutions & Support, Inc.*	63,454	252,547
KEYW Holding Corp. (The)*+	76,800	960,000
Sparton Corp.*	63,300	800,745

		3,474,050

Air Freight & Logistics - 0.52%
Park-Ohio Holdings Corp.*	46,000	996,820
XPO Logistics, Inc.*+	44,800	548,352

		1,545,172

Airlines - 0.10%
Republic Airways Holdings, Inc.*	62,204	288,005

Auto Components - 1.05%
Shiloh Industries, Inc.	39,600	444,312
SORL Auto Parts, Inc.*+	109,900	204,414
Spartan Motors, Inc.	314,452	1,572,260
Stoneridge, Inc.*	75,000	372,750
Strattec Security Corp.	24,100	513,089

		3,106,825

Automobiles - 0.14%
Kandi Technolgies Corp.*+	103,000	414,060

Beverages - 0.25%
Craft Brew Alliance, Inc.*	89,100	699,435
Primo Water Corp.*+	37,930	39,827

		739,262

Biotechnology - 5.69%
ACADIA Pharmaceuticals, Inc.*	188,000	475,640
Affymax, Inc.*	15,140	318,849
Amicus Therapeutics, Inc.*+	115,991	603,153
Anacor Pharmaceuticals, Inc.*+	85,300	561,274
Astex Pharmaceuticals*	274,600	843,022
BioCryst Pharmaceuticals, Inc.*+	155,700	660,168
BioSpecifics Technologies Corp.*+	22,500	436,950
Biotime, Inc.*+	121,100	508,620
Celldex Therapeutics, Inc.*+	71,400	449,820
Codexis, Inc.*	218,364	661,643
Curis, Inc.*+	150,000	621,000

Industry Company	Shares	Value

Biotechnology (continued)
Cytokinetics, Inc.*	321,800	$268,059
Cytori Therapeutics, Inc.*+	145,900	643,419
Dusa Pharmaceuticals, Inc.*	181,000	1,228,990
Dyax Corp.*	194,000	504,400
Geron Corp.*	298,900	508,130
ImmunoCellular Therapeutics, Ltd.*+	105,000	295,050
Infinity Pharmaceuticals, Inc.*+	31,200	734,760
Maxygen, Inc.	49,850	131,604
Medgenics, Inc.*	20,994	222,746
Metabolix, Inc.*	40,678	67,932
Myrexis, Inc.*	128,700	312,741
Nabi Biopharmaceuticals*	107,400	190,098
Nanosphere, Inc.*	113,300	376,156
Novavax, Inc.*	315,900	682,344
Orexigen Therapeutics, Inc.*+	75,000	428,250
Osiris Therapeutics, Inc.*+	80,200	886,210
PharmAthene, Inc.*+	153,826	181,515
Progenics Pharmaceuticals, Inc.*	72,400	207,788
Repligen Corp.*	99,100	590,636
SIGA Technologies, Inc.*+	139,700	447,040
Synthetic Biologics, Inc.*	31,626	65,782
Targacept, Inc.*	103,900	508,071
Trius Therapeutics, Inc.*	46,700	272,261
Vanda Pharmaceuticals, Inc.*	70,000	282,100
XOMA Corp.*+	120,000	442,800
Zalicus, Inc.*+	313,021	231,667

		16,850,688

Building Products - 0.67%
American Woodmark Corp.*	26,100	521,217
Builders FirstSource, Inc.*	130,159	675,525
Insteel Industries, Inc.	25,700	301,461
NCI Building Systems, Inc.*	49,808	499,574

		1,997,777

Capital Markets - 4.12%
Arlington Asset Investment Corp., Class A+	26,200	625,132
Artio Global Investors, Inc.	141,600	421,968
Calamos Asset Management, Inc., Class A	21,400	249,096
Diamond Hill Investment Group, Inc.	5,600	429,408
FBR & Co.*	166,400	514,176
Firstcity Financial Corp.*	18,842	151,301

10	Quarterly Report | September 30, 2012 (Unaudited)

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Capital Markets (continued)
Gladstone Capital Corp.	76,600	$670,250
Gladstone Investment Corp.	56,400	441,048
Harris & Harris Group, Inc.*	96,800	366,872
HFF, Inc., Class A*	29,000	432,100
JMP Group, Inc.	81,100	445,239
KCAP Financial, Inc.+	93,900	869,514
Ladenburg Thalmann Financial Services, Inc.*	493,000	650,760
Manning & Napier, Inc.	33,100	403,489
Medallion Financial Corp.	86,711	1,024,057
Medley Capital Corp.	56,800	799,176
NGP Capital Resources Co.	70,400	525,184
Oppenheimer Holdings, Inc., Class A	39,100	623,645
Pzena Investment Management, Inc., Class A	52,800	275,088
Solar Senior Capital, Ltd.	27,200	487,152
SWS Group, Inc.*	83,000	507,130
TICC Capital Corp.	82,300	855,920
Westwood Holdings Group, Inc.	11,025	430,085

		12,197,790

Chemicals - 1.26%
American Pacific Corp.*	2,500	29,775
Chase Corp.+	27,800	510,686
Core Molding Technologies, Inc.*	18,600	135,966
KMG Chemicals, Inc.	58,800	1,087,800
Landec Corp.*	109,200	1,250,340
Penford Corp.*	35,000	261,800
Spartech Corp.*	86,000	460,100

		3,736,467

Commercial Banks - 11.72%
1st United Bancorp, Inc.*	58,900	379,905
Access National Corp.	33,500	457,610
Alliance Financial Corp.	25,000	1,005,250
American National Bankshares, Inc.	29,700	670,923
American River Bankshares*	37,800	294,840
Ameris Bancorp*	12,053	151,747
Arrow Financial Corp.+	17,019	425,475
Bancorp, Inc. (The)*	36,600	375,882
Bank of Commerce Holdings	41,100	185,361
Bank of Kentucky Financial Corp.	9,000	249,660
Bar Harbor Bankshares	12,000	428,880
BCB Bancorp, Inc.+	23,200	249,168

Industry Company	Shares	Value

Commercial Banks (continued)
Berkshire Bancorp, Inc.*	34,000	$279,820
Bridge Bancorp, Inc.	25,400	592,074
Bryn Mawr Bank Corp.	30,193	677,531
C&F Financial Corp.+	10,800	424,980
Camden National Corp.	11,800	437,072
Capital City Bank Group, Inc.+	48,890	520,190
Center Bancorp, Inc.	72,217	860,827
Centerstate Banks, Inc.	40,866	364,525
Century Bancorp, Inc., Class A	23,272	742,842
Citizens Holding Co.	20,670	397,897
CNB Financial Corp.	40,800	714,408
CoBiz Financial, Inc.	85,800	600,600
Enterprise Financial Services Corp.	27,700	376,720
Farmers Capital Bank Corp.*	67,149	705,064
Financial Institutions, Inc.	17,600	328,064
First Bancorp	30,000	345,900
First Bancorp, Inc.	33,300	584,415
First Business Financial Services, Inc.	1,200	28,908
First California Financial Group, Inc.*	98,100	682,776
First Community Bancshares, Inc.	17,500	267,050
First Connecticut Bancorp, Inc.+	36,400	491,764
First South Bancorp, Inc.*	14,300	69,641
German American Bancorp, Inc.+	39,500	952,740
Guaranty Bancorp*	204,200	412,484
Hampton Roads Bankshares, Inc.*+	85,300	127,950
Heritage Commerce Corp.*+	70,000	485,800
Heritage Financial Corp.	39,260	590,078
Horizon Bancorp	3,019	86,283
Independent Bank Corp.*	2,118	5,740
Intervest Bancshares Corp., Class A*	78,212	297,206
LNB Bancorp, Inc.	20,000	121,800
Macatawa Bank Corp.*	51,500	160,165
MainSource Financial Group, Inc.	40,500	520,020
Mercantile Bank Corp.*	25,000	428,500
Merchants Bancshares, Inc.	27,800	821,490
Metro Bancorp, Inc.*	40,600	514,402
MetroCorp Bancshares, Inc.*	49,057	519,514

www.bridgeway.com	11

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
MidSouth Bancorp, Inc.	35,900	$581,221
MidWestOne Financial Group, Inc.+	69,500	1,497,030
National Bankshares, Inc.+	14,300	474,760
NewBridge Bancorp*	28,287	136,909
Northrim BanCorp, Inc.	33,300	670,662
Ohio Valley Banc Corp.	19,500	361,920
Old Second Bancorp, Inc.*	11,895	17,129
OmniAmerican Bancorp, Inc.*	26,300	597,799
Pacific Continental Corp.	51,611	460,886
Pacific Mercantile Bancorp*+	44,600	291,684
Park Sterling Corp.*	116,900	577,486
Peapack Gladstone Financial Corp.	39,130	639,384
Penns Woods Bancorp, Inc.+	16,400	727,012
Peoples Bancorp, Inc.	28,400	650,076
Preferred Bank*	33,120	469,641
QCR Holdings, Inc.	13,200	192,720
Republic First Bancorp, Inc.*	60,000	124,200
Seacoast Banking Corp. of Florida*	194,064	308,562
Shore Bancshares, Inc.	22,600	136,052
Sierra Bancorp	42,900	525,954
Southwest Bancorp, Inc.*	70,900	769,265
Sterling Bancorp	10,000	99,200
Suffolk Bancorp*	27,000	395,820
Taylor Capital Group, Inc.*+	25,908	443,545
Virginia Commerce Bancorp, Inc.*	67,059	586,766
Washington Banking Co.	71,900	1,018,823
West Bancorporation, Inc.	28,200	339,810
Yadkin Valley Financial Corp.*	64,200	211,860

		34,718,117

Commercial Services & Supplies - 2.45%
A.T. Cross Co., Class A*	26,000	259,220
American Reprographics Co.*	144,600	617,442
Asset Acceptance Capital Corp.*	100,000	746,000
Asta Funding, Inc.	142,300	1,336,197
Casella Waste Systems, Inc., Class A*	115,700	495,196
Ceco Environmental Corp.+	42,600	416,202
Courier Corp.	49,700	607,334
Fuel Tech, Inc.*	65,000	271,050

Industry Company	Shares	Value

Commercial Services & Supplies (continued)
Intersections, Inc.	106,184	$1,119,180
Kimball International, Inc., Class B	56,100	685,542
Metalico, Inc.*	173,302	443,653
TRC Cos., Inc.*	35,000	263,200

		7,260,216

Communications Equipment - 2.93%
Aviat Networks, Inc.*	221,000	525,980
Bel Fuse, Inc., Class B	25,100	468,868
CalAmp Corp.*	101,200	830,852
Clearfield, Inc.*	57,000	291,270
Communications Systems, Inc.	51,000	575,280
Emcore Corp.*+	97,127	547,796
Globecomm Systems, Inc.*	137,400	1,532,010
KVH Industries, Inc.*	60,410	814,931
Meru Networks, Inc.*+	4,950	16,929
Numerex Corp., Class A*+	30,000	339,900
Oclaro, Inc.*	25,200	68,040
PC-Tel, Inc.	85,600	603,480
Symmetricom, Inc.*	56,300	392,411
Telestone Technologies Corp.*+	94,100	181,613
Telular Corp.	57,900	573,210
Tessco Technologies, Inc.	23,500	497,495
Westell Technologies, Inc., Class A*	198,000	423,720

		8,683,785

Computers & Peripherals - 0.74%
Concurrent Computer Corp.	105,300	472,797
Datalink Corp.*	54,800	453,744
Dot Hill Systems Corp.*	263,300	281,731
Hutchinson Technology, Inc.*+	75,000	130,500
Immersion Corp.*	59,400	324,918
Novatel Wireless, Inc.*	78,800	156,024
Rimage Corp.	5,000	33,750
Transact Technologies, Inc.*	25,800	187,308
USA Technologies, Inc.*+	111,400	140,364

		2,181,136

Construction & Engineering - 0.92%
Argan, Inc.	44,700	780,015
Furmanite Corp.*	75,400	428,272
Michael Baker Corp.*	24,900	594,114
Orion Marine Group, Inc.*	63,300	470,319

12	Quarterly Report | September 30, 2012 (Unaudited)

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Construction & Engineering (continued)
Sterling Construction Co., Inc.*	44,900	$448,102

		2,720,822

Construction Materials - 0.09%
United States Lime & Minerals, Inc.*	5,300	255,513

Consumer Finance - 0.15%
CompuCredit Holdings Corp.*	41,347	153,811
First Marblehead Corp. (The)*	125,600	131,880
White River Capital, Inc.	7,000	158,130

		443,821

Containers & Packaging - 0.57%
AEP Industries, Inc.*	27,700	1,678,343

Distributors - 0.17%
Amcon Distributing Co.	1,000	64,900
VOXX International Corp.*	60,001	448,808

		513,708

Diversified Consumer Services - 0.81%
Cambium Learning Group, Inc.*	58,715	58,128
Carriage Services, Inc.	81,100	784,237
Collectors Universe	54,460	764,074
Learning Tree International, Inc.*	38,500	195,965
Mac-Gray Corp.	33,300	446,553
School Specialty, Inc.*+	60,000	138,000

		2,386,957

Diversified Financial Services - 0.59%
Gain Capital Holdings, Inc.+	94,400	465,392
Marlin Business Services Corp.	28,300	600,243
Resource America, Inc., Class A	100,700	688,788

		1,754,423

Diversified Telecommunication Services - 1.20%
Alaska Communications Systems Group, Inc.+	130,000	293,800
Elephant Talk Communications, Inc.*+	165,400	228,252
Hawaiian Telcom Holdco, Inc.*+	23,686	419,953
HickoryTech Corp.	43,495	460,177
IDT Corp., Class B	48,667	499,810
ORBCOMM, Inc.*	171,000	639,540

Industry Company	Shares	Value

Diversified Telecommunication Services (continued)
Otelco, Inc.	45,634	$83,510
Primus Telecommunications Group, Inc.+	35,000	534,450
Warwick Valley Telephone Co.	30,200	392,600

		3,552,092

Electrical Equipment - 0.56%
Coleman Cable, Inc.	77,000	742,280
LSI Industries, Inc.	70,500	475,170
Magnetek, Inc.*	10,000	112,600
Ocean Power Technologies, Inc.*+	38,000	110,960
PowerSecure International, Inc.*	7,100	42,529
SL Industries, Inc.*	13,200	187,440

		1,670,979

Electronic Equipment, Instruments & Components - 2.29%
Agilysys, Inc.*	60,100	516,860
Document Security Systems, Inc.*+	51,700	215,072
Echelon Corp.*	64,000	245,760
eMagin Corp.*	56,300	231,956
ID Systems, Inc.*	45,000	259,200
Identive Group, Inc.*	227,997	196,077
IEC Electronics Corp.*+	64,500	437,310
Iteris, Inc.*	159,920	243,078
Key Tronic Corp.*	24,200	240,064
LoJack Corp.*	44,100	99,225
Mesa Laboratories, Inc.	6,200	299,956
Netlist, Inc.*	63,100	81,399
PAR Technology Corp.*	17,800	97,010
PC Connection, Inc.	30,000	345,300
PC Mall, Inc.*	74,200	436,296
Pulse Electronics Corp.	209,800	172,036
RadiSys Corp.*	72,200	259,920
Richardson Electronics, Ltd.	52,011	617,371
SMTC Corp.*+	154,300	469,072
Vishay Precision Group, Inc.*	43,067	602,077
Zygo Corp.*	39,200	716,968

		6,782,007

Energy Equipment & Services - 2.18%
Bolt Technology Corp.	63,763	916,912
Dawson Geophysical Co.*	30,000	757,800
ENGlobal Corp.*	118,761	63,002
Forbes Energy Services, Ltd.*	151,900	531,650
Global Geophysical Services, Inc.*	95,178	524,431

www.bridgeway.com	13

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Energy Equipment & Services (continued)
GreenHunter Energy, Inc.*+	74,000	$167,240
Mitcham Industries, Inc.*	104,700	1,667,871
Natural Gas Services Group, Inc.*	36,400	544,180
TGC Industries, Inc.*	122,850	884,520
Union Drilling, Inc.*	64,200	416,658

		6,474,264

Food & Staples Retailing - 0.45%
Arden Group, Inc., Class A	5,500	533,610
Ingles Markets, Inc., Class A	21,200	346,620
Village Super Market, Inc., Class A	12,400	455,824

		1,336,054

Food Products - 1.75%
Alico, Inc.	21,000	655,830
American Lorain Corp.*	13,300	16,492
Farmer Bros. Co.*	40,000	380,400
Griffin Land & Nurseries, Inc.	13,300	448,609
Inventure Foods, Inc.*	44,000	250,360
John B. Sanfilippo & Son, Inc.*	33,900	441,378
Lifeway Foods, Inc.+	156,302	1,484,869
Limoneira Co.+	18,900	348,327
Omega Protein Corp.*	102,900	705,894
Overhill Farms, Inc.*	102,100	467,618

		5,199,777

Gas Utilities - 0.05%
Gas Natural, Inc.	15,900	158,046

Health Care Equipment & Supplies - 4.00%
Alphatec Holdings, Inc.*	2,506	4,135
Anika Therapeutics, Inc.*	98,639	1,481,558
AtriCure, Inc.*	133,200	991,008
Bacterin International Holdings, Inc.*+	5,601	8,681
Cardica, Inc.*	90,000	129,600
Cardiovascular Systems, Inc.*+	52,500	606,900
Cerus Corp.*+	193,304	657,234
CryoLife, Inc.	107,270	720,854
Cutera, Inc.*	43,000	321,210
DynaVox, Inc., Class A*	28,330	14,958
Hansen Medical, Inc.*+	293,770	572,851
Kewaunee Scientific Corp.	7,700	87,857
LeMaitre Vascular, Inc.	50,000	321,000
Medical Action Industries, Inc.*	62,700	218,823

Industry Company	Shares	Value

Health Care Equipment & Supplies (continued)
Palomar Medical
Technologies, Inc.*	58,982	$556,790
Rochester Medical Corp.*	30,000	354,300
Rockwell Medical Technologies, Inc.*+	72,100	589,057
RTI Biologics, Inc.*	125,000	521,250
Solta Medical, Inc.*	158,400	497,376
Theragenics Corp.*	69,340	119,265
TranS1, Inc.*	129,500	341,880
Utah Medical Products, Inc.	44,900	1,526,151
Vascular Solutions, Inc.*	49,300	730,133
Young Innovations, Inc.	8,700	340,170
Zeltiq Aesthetics, Inc.*+	23,090	130,228

		11,843,269

Health Care Providers & Services - 3.15%
Almost Family, Inc.*	23,600	502,208
AMN Healthcare Services, Inc.*	72,300	727,338
Capital Senior Living Corp.*	48,000	694,560
CardioNet, Inc.*	131,100	330,372
Chindex International, Inc.*	71,200	735,496
Cross Country Healthcare, Inc.*	116,700	550,824
Five Star Quality Care, Inc.*	121,600	621,376
LCA-Vision, Inc.*	84,000	339,360
Metropolitan Health Networks, Inc.*	109,341	1,021,245
National Research Corp.	13,500	678,645
PDI, Inc.*	70,200	559,494
Providence Service Corp. (The)*	115,200	1,496,448
RadNet, Inc.*	216,700	602,426
Skilled Healthcare Group, Inc., Class A*	75,300	484,179

		9,343,971

Hotels, Restaurants & Leisure - 2.64%
Ark Restaurants Corp.	260	4,329
Carrols Restaurant Group, Inc.*	43,100	248,256
Dover Downs Gaming & Entertainment, Inc.	144,980	361,000
Einstein Noah Restaurant Group, Inc.	18,581	328,698
Famous Dave’s of America, Inc.*	128,800	1,226,176
Frisch’s Restaurants, Inc.	16,000	317,600
Full House Resorts, Inc.*	60,700	227,625
Gaming Partners International Corp.	56,300	357,505

14	Quarterly Report | September 30, 2012 (Unaudited)

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
Isle of Capri Casinos, Inc.*	62,500	$434,375
Jamba, Inc.*	153,314	341,890
Kona Grill, Inc.*	67,500	604,125
Lakes Entertainment, Inc.*	80,000	170,400
Luby’s, Inc.*	73,600	495,328
Monarch Casino & Resort, Inc.*	24,877	216,679
Morgans Hotel Group Co.*	84,300	541,206
MTR Gaming Group, Inc.*	90,700	381,847
Nathan’s Famous, Inc.*+	12,000	377,400
Nevada Gold & Casinos, Inc.*	120,000	105,600
Premier Exhibitions, Inc.*	142,500	337,725
Town Sports International Holdings, Inc.*	61,087	755,646

		7,833,410

Household Durables - 1.89%
Bassett Furniture Industries, Inc.	74,200	923,790
Cobra Electronics Corp.*	2,536	12,857
CSS Industries, Inc.	15,700	322,635
Emerson Radio Corp.*	114,300	233,172
Flexsteel Industries, Inc.	22,000	455,400
Furniture Brands International, Inc.*	284,100	411,945
Hooker Furniture Corp.	51,900	674,181
Kid Brands, Inc.*	80,300	122,859
Lifetime Brands, Inc.	63,300	753,903
P & F Industries, Inc., Class A*	1,433	8,197
Sealy Corp.*+	279,000	608,220
Universal Electronics, Inc.*	35,000	615,300
Zagg, Inc.*+	54,300	463,179

		5,605,638

Household Products - 0.15%
Oil-Dri Corp. of America	19,800	458,172

Independent Power Producers & Energy Traders - 0.33%
American DG Energy, Inc.*+	105,800	274,022
Genie Energy, Ltd., Class B	48,667	348,942
Synthesis Energy Systems, Inc.*	272,471	359,662

		982,626

Insurance - 1.16%
Crawford & Co., Class B	84,600	423,846
Eastern Insurance Holdings, Inc.	25,600	429,312

Industry Company	Shares	Value

Insurance (continued)
First Acceptance Corp.*	111,700	$128,455
Hallmark Financial Services, Inc.*	51,800	421,652
Homeowners Choice, Inc.	12,000	282,000
Independence Holding Co.+	65,670	661,297
Investors Title Co.	3,500	228,340
Phoenix Cos., Inc. (The)*	14,200	435,514
Universal Insurance Holdings, Inc.	112,328	432,463

		3,442,879

Internet & Catalog Retail - 1.03%
1-800-Flowers.com, Inc., Class A*	170,000	634,100
dELiA*s, Inc.*	206,800	287,452
Gaiam, Inc., Class A*	48,200	168,218
Geeknet, Inc.*	6,234	120,628
Overstock.com, Inc.*+	55,000	569,800
US Auto Parts Network, Inc.*	100,900	349,114
ValueVision Media, Inc., Class A*	176,286	414,272
Vitacost.com, Inc.*+	77,000	522,060

		3,065,644

Internet Software & Services - 1.79%
Carbonite, Inc.*+	70,000	490,700
Ipass, Inc.*	163,200	359,040
Keynote Systems, Inc.	44,400	642,912
KIT Digital, Inc.*+	83,362	250,086
Marchex, Inc., Class B	229,800	877,836
Spark Networks, Inc.*+	64,800	396,576
Support.com, Inc.*	136,745	578,432
TechTarget, Inc.*	50,000	295,500
TheStreet, Inc.	177,236	271,171
Tucows, Inc.*	150,000	192,000
Unwired Planet, Inc.*	223,900	429,888
Zix Corp.*	180,982	519,418

		5,303,559

IT Services - 1.80%
Analysts International Corp.*	18,500	71,595
Computer Task Group, Inc.*	92,400	1,495,032
Dynamics Research Corp.*	39,458	270,287
Edgewater Technology, Inc.*	39,200	153,272
Hackett Group, Inc. (The)*	182,817	764,175
Information Services Group, Inc.*	96,600	121,716
Innodata, Inc.*	50,000	202,500

www.bridgeway.com	15

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
IT Services (continued)
Lionbridge Technologies, Inc.*	116,595	$410,414
Mattersight Corp.*+	66,503	393,698
ModusLink Global Solutions, Inc.*	115,700	426,933
NCI, Inc., Class A*	2,630	18,095
Official Payments Holdings, Inc.*	42,200	208,046
Online Resources Corp.*	127,028	372,192
PRGX Global, Inc.*	50,000	428,000

		5,335,955

Leisure Equipment & Products - 0.59%
Arctic Cat, Inc.*	14,900	617,754
Johnson Outdoors, Inc., Class A*	24,800	530,472
LeapFrog Enterprises, Inc.*	35,800	322,916
Marine Products Corp.	45,869	273,379

		1,744,521

Life Sciences Tools & Services - 0.98%
Accelr8 Technology Corp.*	3,701	12,028
Albany Molecular Research, Inc.*	103,100	357,757
BioClinica, Inc.*	77,100	492,669
Enzo Biochem, Inc.*	245,100	500,004
Furiex Pharmaceuticals, Inc.*	21,200	404,496
Harvard Bioscience, Inc.*	162,817	688,716
Pacific Biosciences of California, Inc.*	213,800	391,254
pSivida Corp.*	28,984	47,824

		2,894,748

Machinery - 3.57%
Alamo Group, Inc.	19,875	671,377
Ampco-Pittsburgh Corp.	51,000	940,950
Energy Recovery, Inc.*	66,700	197,432
Flow International Corp.*	185,551	686,539
Graham Corp.	59,500	1,075,165
Greenbrier Cos., Inc.*	43,600	703,704
Hardinge, Inc.	31,300	320,825
Hurco Cos., Inc.*	60,234	1,378,154
Key Technology, Inc.*	17,600	168,960
L.S. Starrett Co., Class A (The)	34,200	440,154
Lydall, Inc.*	74,200	1,045,478
Met-Pro Corp.	40,200	359,790
Miller Industries, Inc.	28,400	455,820
NN, Inc.*	83,800	711,462

Industry Company	Shares	Value

Machinery (continued)
PMFG, Inc.*	30,000	$242,700
Tecumseh Products Co., Class A*	57,700	298,886
Twin Disc, Inc.+	29,600	529,840
Xerium Technologies, Inc.*	101,500	355,250

		10,582,486

Marine - 0.06%
International Shipholding Corp.	11,103	187,308

Media - 2.78%
AH Belo Corp., Class A	63,300	305,739
Ballantyne Strong, Inc.*	45,500	189,280
Beasley Broadcasting Group, Inc., Class A*	16,000	78,080
Carmike Cinemas, Inc.*	51,800	582,750
Dex One Corp.*+	222,700	278,375
Entercom Communications Corp., Class A*	80,000	548,800
Entravision Communications Corp., Class A	172,484	231,129
Gray Television, Inc.*	224,100	510,948
Journal Communications, Inc., Class A*	127,200	661,440
LIN TV Corp., Class A*	43,000	189,200
Martha Stewart Living Omnimedia, Class A	90,200	276,914
McClatchy Co., Class A (The)*	205,950	459,268
Media General, Inc., Class A*+	130,611	676,565
Navarre Corp.*	196,200	306,072
Nexstar Broadcasting Group, Inc., Class A*	70,800	751,896
Outdoor Channel Holdings, Inc.	67,100	488,488
Radio One, Inc., Class D*	100,000	83,000
ReachLocal, Inc.*	34,069	427,225
Rentrak Corp.*	22,800	386,004
Saga Communications, Inc., Class A*	14,604	591,754
SuperMedia, Inc.*+	79,300	210,938

		8,233,865

Metals & Mining - 0.62%
Friedman Industries, Inc.	67,000	682,730
Great Northern Iron Ore Properties+	7,700	619,080
Synalloy Corp.	19,400	267,720

16	Quarterly Report | September 30, 2012 (Unaudited)

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Metals & Mining (continued)
Universal Stainless & Alloy*	7,428	$275,950

		1,845,480

Multiline Retail - 0.52%
ALCO Stores, Inc.*	7,000	48,860
Bon-Ton Stores, Inc. (The)	45,950	436,525
Tuesday Morning Corp.*	160,500	1,051,275

		1,536,660

Oil, Gas & Consumable Fuels - 3.97%
Adams Resources & Energy, Inc.	22,300	680,150
Callon Petroleum Co.*	179,700	1,105,155
Ceres, Inc.*	20,000	113,600
Crimson Exploration, Inc.*	185,300	791,231
Double Eagle Petroleum Co.*	77,200	426,916
Emerald Oil, Inc.*	141,100	117,113
Evolution Petroleum Corp.*	36,300	293,304
Green Plains Renewable Energy, Inc.*+	126,800	743,048
HKN, Inc.*	44,134	86,944
James River Coal Co.*+	111,700	321,696
Miller Energy Resources, Inc.*+	193,800	974,814
Panhandle Oil & Gas, Inc., Class A	13,797	423,154
PostRock Energy Corp.*	73,500	125,685
Pyramid Oil Co.*	69,800	300,140
Renewable Energy Group, Inc.*	20,000	133,000
REX American Resources Corp.*	66,249	1,193,144
Saratoga Resources, Inc.*+	80,100	438,948
Synergy Resources Corp.*	160,000	667,200
Uranerz Energy Corp.*+	196,050	319,562
Uranium Energy Corp.*+	220,800	576,288
Verenium Corp.*	78,800	256,100
Warren Resources, Inc.*	228,000	693,120
Westmoreland Coal Co.*+	59,675	592,573
ZaZa Energy Corp.*+	71,900	213,543
Zion Oil & Gas, Inc.*+	81,200	185,948

		11,772,376

Paper & Forest Products - 0.34%
Neenah Paper, Inc.	30,000	859,200
Orient Paper, Inc.+	67,061	134,793

		993,993

Personal Products - 0.35%
CCA Industries, Inc.	14,100	60,066

Industry Company	Shares	Value

Personal Products (continued)
Female Health Co. (The)+	43,200	$308,880
Natural Alternatives International, Inc.*	17,500	107,800
Nutraceutical International Corp.*	35,800	564,208

		1,040,954

Pharmaceuticals - 2.46%
Alimera Sciences, Inc.*	5,800	14,964
Biosante Pharmaceuticals, Inc.*+	55,000	103,950
Cumberland Pharmaceuticals, Inc.*	81,900	529,074
Depomed, Inc.*	93,300	551,403
Durect Corp.*	108,068	155,618
Horizon Pharma, Inc.*+	62,100	215,487
Lannett Co., Inc.*	83,020	400,986
Novabay Pharmaceuticals, Inc.*+	121,500	148,230
NuPathe, Inc.*	37,500	133,500
Obagi Medical Products, Inc.*	56,000	694,960
Omeros Corp.*+	77,400	727,560
Pain Therapeutics, Inc.*	120,299	607,510
Pernix Therapeutics Holdings*	40,000	298,000
Pozen, Inc.*	76,400	506,532
Sucampo Pharmaceuticals, Inc., Class A*	104,000	523,120
Transcept Pharmaceuticals, Inc.*	92,100	489,051
XenoPort, Inc.*	65,100	746,046
Zogenix, Inc.*+	161,300	429,058

		7,275,049

Professional Services - 1.59%
Barrett Business Services, Inc.	31,600	856,360
CDI Corp.	11,514	196,083
CRA International, Inc.*	45,200	781,056
Dolan Co. (The)*	94,800	510,024
GP Strategies Corp.*	66,500	1,284,780
Hill International, Inc.*	125,371	546,618
Hudson Global, Inc.*	59,700	266,262
VSE Corp.	11,100	271,839

		4,713,022

Real Estate Management & Development - 0.94%
AV Homes, Inc.*	52,800	783,552
Consolidated-Tomoka Land Co.+	15,449	508,118

www.bridgeway.com	17

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (continued)
Stratus Properties, Inc.*	32,500	$302,250
Thomas Properties Group, Inc.	203,400	1,183,788

		2,777,708

Road & Rail - 0.34%
P.A.M. Transportation Services, Inc.	541	5,391
Universal Truckload Services, Inc.	30,700	490,279
USA Truck, Inc.*	75,061	273,222
YRC Worldwide, Inc.*+	36,800	249,136

		1,018,028

Semiconductors & Semiconductor Equipment - 3.11%
Amtech Systems, Inc.*+	57,500	188,600
AuthenTec, Inc.*	126,400	1,012,464
AXT, Inc.*	70,000	236,600
DSP Group, Inc.*	81,300	482,922
GSI Technology, Inc.*	201,417	997,014
Integrated Silicon Solution, Inc.*	77,641	718,956
Mattson Technology, Inc.*	125,900	122,123
MaxLinear, Inc., Class A*	65,100	435,519
PDF Solutions, Inc.*	103,400	1,412,444
Pericom Semiconductor Corp.*	70,072	608,575
Photronics, Inc.*	81,070	435,346
Pixelworks, Inc.*	58,900	173,755
PLX Technology, Inc.*+	78,900	455,253
QuickLogic Corp.*+	127,100	355,880
Ramtron International Corp.*+	98,900	304,612
Rubicon Technology, Inc.*+	30,000	287,400
Rudolph Technologies, Inc.*	52,600	552,300
Ultra Clean Holdings*	53,500	305,485
Vitesse Semiconductor Corp.*	50,000	122,000

		9,207,248

Software - 2.38%
American Software, Inc., Class A	60,700	495,312
Callidus Software, Inc.*+	109,200	538,356
Cinedigm Digital Cinema Corp., Class A*	100,000	135,000
Digimarc Corp.	23,100	513,975
ePlus, Inc.*	19,559	767,104
FalconStor Software, Inc.*	132,700	311,845
Globalscape, Inc.*	59,700	125,370
Glu Mobile, Inc.*#	140,500	650,515
GSE Systems, Inc.*	45,000	91,800

Industry Company	Shares	Value

Software (continued)
Guidance Software, Inc.*	63,000	$709,380
Pervasive Software, Inc.*	43,798	376,663
PROS Holdings, Inc.*	26,900	512,983
QAD, Inc., Class A	30,800	418,264
QAD, Inc., Class B	7,700	102,795
Rosetta Stone, Inc.*	41,400	527,850
Smith Micro Software, Inc.*	124,300	200,123
TeleCommunication Systems, Inc., Class A*	271,434	586,297

		7,063,632

Specialty Retail - 2.78%
America’s Car-Mart, Inc.*	12,500	568,375
Big 5 Sporting Goods Corp.	43,400	431,830
Body Central Corp.*	45,000	470,250
Build-A-Bear Workshop, Inc.*	59,500	232,050
Casual Male Retail Group, Inc.*	163,100	755,153
Citi Trends, Inc.*	37,100	465,791
Haverty Furniture Cos., Inc.	53,219	738,680
Kirkland’s, Inc.*	40,300	400,179
MarineMax, Inc.*	68,200	565,378
New York & Co., Inc.*	156,100	585,375
Pacific Sunwear of California, Inc.*	118,249	295,622
TravelCenters of America LLC*	76,200	408,432
West Marine, Inc.*	72,200	767,486
Winmark Corp.+	4,660	252,013
Zale Corp.*	190,200	1,312,380

		8,248,994

Textiles, Apparel & Luxury Goods - 1.18%
Alpha PRO Tech, Ltd.*	97,600	142,496
Charles & Colvard, Ltd.*	60,900	219,849
Cherokee, Inc.	20,100	292,656
Culp, Inc.	51,016	599,948
Delta Apparel, Inc.*	21,900	301,563
DGSE Cos., Inc.*Δ	28,800	125,971
K-Swiss, Inc., Class A*+	40,300	138,229
Lakeland Industries, Inc.*	10,000	62,100
R.G. Barry Corp.	27,600	406,824
Rocky Brands, Inc.*	52,200	602,910
Unifi, Inc.*	48,000	615,360

		3,507,906

Thrifts & Mortgage Finance - 6.98%
Bank Mutual Corp.	99,000	450,450
BankFinancial Corp.	74,379	653,791
BofI Holding, Inc.*	36,200	943,010

18	Quarterly Report | September 30, 2012 (Unaudited)

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance (continued)
Cape Bancorp, Inc.*	42,100	$394,056
Chicopee Bancorp, Inc.*	26,500	382,925
ESB Financial Corp.+	54,000	753,840
ESSA Bancorp, Inc.	36,000	374,040
Federal Agricultural Mortgage Corp., Class C	90,300	2,324,322
First Defiance Financial Corp.	58,400	1,007,984
First Financial Holdings, Inc.	53,800	698,862
First Financial Northwest, Inc.*+	61,600	495,880
First Pactrust Bancorp, Inc.+	34,800	435,348
Fox Chase Bancorp, Inc.	57,932	904,898
Franklin Financial Corp.*	32,800	559,568
Guaranty Federal Bancshares, Inc.*	20,856	156,420
Hampden Bancorp, Inc.	33,000	417,450
Heritage Financial Group, Inc.	26,900	353,466
Home Bancorp, Inc.*	41,600	748,384
Home Federal Bancorp, Inc.	32,200	364,504
Kaiser Federal Financial Group, Inc.	55,114	831,670
Louisiana Bancorp, Inc.*	18,000	288,720
Meridian Interstate Bancorp, Inc.*	52,100	859,650
Meta Financial Group, Inc.	12,100	293,425
New Hampshire Thrift Bancshares, Inc.	18,100	226,250
Ocean Shore Holding Co.	32,100	431,424
OceanFirst Financial Corp.	29,200	428,364
Provident Financial Holdings, Inc.	96,300	1,368,423
Pulaski Financial Corp.+	43,500	358,875
Riverview Bancorp, Inc.*	17,406	22,976
SI Financial Group, Inc.	34,276	401,715
Territorial Bancorp, Inc.	22,300	511,785
Timberland Bancorp, Inc.*	24,222	145,090
Tree.com, Inc.*	20,100	314,967
United Community Financial Corp.*	130,000	453,700
United Financial Bancorp, Inc.	46,641	674,895
Waterstone Financial, Inc.*	43,355	225,012
Westfield Financial, Inc.	56,179	420,781

		20,676,920

Trading Companies & Distributors - 0.61%
Aceto Corp.	58,500	552,825
BlueLinx Holdings, Inc.*	60,000	140,400
DXP Enterprises, Inc.*	12,200	582,794

Industry Company		Shares	Value

Trading Companies & Distributors (continued)
Lawson Products, Inc.		32,400	$224,208
Willis Lease Finance Corp.*		24,400	301,096

			1,801,323

Water Utilities - 0.61%
Artesian Resources Corp., Class A		10,500	243,915
Cadiz, Inc.*+		31,400	304,894
York Water Co.		68,550	1,257,207

			1,806,016

TOTAL COMMON STOCKS - 99.29%			294,263,516

(Cost $221,515,820)

EXCHANGE TRADED FUND - 0.60%
iShares Russell Microcap Index Fund+		33,525	1,771,461

TOTAL EXCHANGE TRADED FUND - 0.60%			1,771,461

(Cost $920,990)

	Rate^	Shares	Value
MONEY MARKET FUND - 0.00%
BlackRock FedFund	0.01%	1,239	1,239

TOTAL MONEY MARKET FUND - 0.00%			1,239

(Cost $1,239)

TOTAL INVESTMENTS - 99.89%			$296,036,216
(Cost $222,438,049)
Other Assets in Excess of Liabilities - 0.11%			321,033

NET ASSETS - 100.00%			$296,357,249

*	Non-income producing security.
#	Securities, or a portion thereof, segregated to cover the Fund’s potential obligation under swap agreements. The total value of segregated assets is $650,515.
^	Rate disclosed as of September 30, 2012.
Δ	Security was fair valued under procedures adopted by the Board of Directors (see Note 2).
+	This security or a portion of the security is out on loan at September 30, 2012. Total loaned securities had a value of $30,120,742 at September 30, 2012.

LLC - Limited Liability Company

www.bridgeway.com	19

Bridgeway Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)

Summary of inputs used to value the Fund’s investments as of 09/30/2012 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Signifi- cant Obser- vable Inputs	Level 3 Signifi- cant Unobser- vable Inputs	Total
Common Stocks	$294,137,545	$—	$125,971	$294,263,516
Exchange- Traded Fund	1,771,461	—	—	1,771,461
Money Market Fund	—	1,239	—	1,239

TOTAL	$295,909,006	$1,239	$125,971	$296,036,216

Other Financial Inst- ruments**
Swaps	$—	$(1,087)	$—	$(1,087)

TOTAL	$—	$(1,087)	$—	$(1,087)

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investment in Securities (Value)
	Common Stocks	Rights	Total
Balance as of 06/30/2012	$125,971	$61,843	$187,814
Purchases	—	—	—
Sales	—	(132,736)	(132,736)
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/ (depreciation)	—	70,893	70,893
Transfers in	—	—	—
Transfers out	—	—	—

Balance as of 09/30/2012	$125,971	$—	$125,971

Net change in unrealized appreciation (depreciation) from investments held as of 09/30/2012	$—	$—	$—

The security in the table above was considered a Level 3 security because it was fair valued under procedures adopted by the Board of Directors at September 30, 2012. Such valuation is based on a review of inputs such as, but not limited to, similar securities, company specific financial information and company specific news.

See Notes to Quarterly Schedule of Investments.

20	Quarterly Report | September 30, 2012 (Unaudited)

Bridgeway Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.64%
Aerospace & Defense - 0.55%
American Science & Engineering, Inc.	75	$4,921
GenCorp, Inc.*	550	5,219
LMI Aerospace, Inc.*	100	2,044

		12,184

Auto Components - 1.12%
Cooper Tire & Rubber Co.	600	11,508
Dorman Products, Inc.*	350	11,028
Exide Technologies*	700	2,170

		24,706

Automobiles - 0.14%
Winnebago Industries, Inc.*	250	3,158

Beverages - 0.03%
Reed’s, Inc.*	100	617

Biotechnology - 4.98%
Affymax, Inc.*	350	7,371
Array BioPharma, Inc.*	850	4,981
Cleveland Biolabs, Inc.*+	300	804
Dyax Corp.*	950	2,470
Exact Sciences Corp.*	600	6,606
Geron Corp.*	1,250	2,125
Immunogen, Inc.*	800	11,680
Ironwood Pharmaceuticals, Inc.*	1,000	12,780
Isis Pharmaceuticals, Inc.*	900	12,663
Lexicon Pharmaceuticals, Inc.*	4,600	10,672
MannKind Corp.*+	1,850	5,328
Medgenics, Inc.*	100	1,061
Nanosphere, Inc.*	500	1,660
OncoGenex Pharmaceutical, Inc.*	150	2,126
Orexigen Therapeutics, Inc.*+	650	3,711
PharmAthene, Inc.*+	450	531
Rigel Pharmaceuticals, Inc.*	650	6,662
Synageva BioPharma Corp.*	225	12,022
Synta Pharmaceuticals Corp.*+	550	4,191

		109,444

Building Products - 0.74%
Apogee Enterprises, Inc.	250	4,905
Nortek, Inc.*	150	8,210
Patrick Industries, Inc.*	100	1,547
PGT, Inc.*	500	1,640

		16,302

Industry Company	Shares	Value

Capital Markets - 3.33%
Apollo Investment Corp.	1,850	$14,560
Capital Southwest Corp.	35	3,918
Cohen & Steers, Inc.+	400	11,848
FBR & Co.*	450	1,391
Fidus Investment Corp.	100	1,670
Gladstone Capital Corp.	150	1,312
Harris & Harris Group, Inc.*	300	1,137
HFF, Inc., Class A*	350	5,215
KCAP Financial, Inc.	250	2,315
Prospect Capital Corp.+	1,550	17,856
Triangle Capital Corp.+	250	6,415
Virtus Investment Partners, Inc.*	65	5,590

		73,227
Chemicals - 4.38%
American Vanguard Corp.	250	8,700
Chemtura Corp.*	950	16,359
H.B. Fuller Co.	475	14,573
Innospec, Inc.*	200	6,784
Intrepid Potash, Inc.*	700	15,036
Landec Corp.*	250	2,862
LSB Industries, Inc.*	200	8,774
OMNOVA Solutions, Inc.*	400	3,028
Penford Corp.*	100	748
PolyOne Corp.	800	13,256
Quaker Chemical Corp.	100	4,667
Spartech Corp.*	300	1,605

		96,392
Commercial Banks - 7.61%
Access National Corp.	100	1,366
Banco Latinoamericano de Comercio Exterior SA	350	7,732
Bancorp, Inc. (The)*	300	3,081
Bank of Kentucky Financial Corp.	50	1,387
Banner Corp.	200	5,420
C&F Financial Corp.	25	984
Camden National Corp.	50	1,852
First Bancorp, Inc.	100	1,755
First Commonwealth Financial Corp.	950	6,698
First Community Bancshares, Inc.	200	3,052
First Merchants Corp.	250	3,752
German American Bancorp, Inc.	100	2,412
Glacier Bancorp, Inc.	650	10,127

www.bridgeway.com	21

Bridgeway Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
Great Southern Bancorp, Inc.	150	$4,636
Guaranty Bancorp*	1,000	2,020
Hanmi Financial Corp.*	300	3,843
Heartland Financial USA, Inc.	150	4,090
Heritage Oaks Bancorp*	250	1,440
Horizon Bancorp	50	1,429
Lakeland Bancorp, Inc.	250	2,588
MainSource Financial Group, Inc.	150	1,926
Mercantile Bank Corp.*	50	857
Metro Bancorp, Inc.*	150	1,900
MidWestOne Financial Group, Inc.	100	2,154
OmniAmerican Bancorp, Inc.*	100	2,273
Pacific Mercantile Bancorp*	150	981
Peapack Gladstone Financial Corp.	100	1,634
Peoples Bancorp, Inc.	100	2,289
Pinnacle Financial Partners, Inc.*	300	5,796
PrivateBancorp, Inc.	650	10,394
Southwest Bancorp, Inc.*	150	1,628
Sterling Financial Corp.	600	13,362
Suffolk Bancorp*	100	1,466
Synovus Financial Corp.	7,250	17,182
Taylor Capital Group, Inc.*	250	4,280
TowneBank	300	4,599
Western Alliance Bancorp*	750	7,650
Wilshire Bancorp, Inc.*	650	4,095
Wintrust Financial Corp.	350	13,149

		167,279

Commercial Services & Supplies - 3.50%
Acorn Energy, Inc.+	150	1,338
Asset Acceptance Capital Corp.*	300	2,238
Ceco Environmental Corp.	150	1,466
Deluxe Corp.	470	14,363
Encore Capital Group, Inc.*	250	7,065
Ennis, Inc.	250	4,102
G&K Services, Inc., Class A	200	6,262
Hudson Technologies, Inc.*	250	908
InnerWorkings, Inc.*	450	5,859
Interface, Inc.	600	7,926
Intersections, Inc.	200	2,108
Kimball International, Inc., Class B	350	4,277

Industry Company	Shares	Value

Commercial Services & Supplies (continued)
Portfolio Recovery Associates, Inc.*	150	$15,665
Schawk, Inc.	250	3,262

		76,839

Communications Equipment - 1.84%
CalAmp Corp.*	200	1,642
Ciena Corp.*	925	12,580
Emcore Corp.*	200	1,128
KVH Industries, Inc.*	150	2,023
NETGEAR, Inc.*	325	12,396
ParkerVision, Inc.*	750	1,755
Procera Networks, Inc.*	200	4,700
Symmetricom, Inc.*	400	2,788
Telular Corp.	150	1,485

		40,497

Computers & Peripherals - 0.67%
Electronics for Imaging, Inc.*	450	7,474
Synaptics, Inc.*	300	7,206

		14,680

Construction & Engineering - 1.45%
Aegion Corp.*	350	6,706
Goldfield Corp. (The)*	250	472
Granite Construction, Inc.	350	10,052
Great Lakes Dredge & Dock Corp.	550	4,235
Michael Baker Corp.*	100	2,386
Pike Electric Corp.*	350	2,783
Tutor Perini Corp.*	450	5,148

		31,782

Construction Materials - 0.63%
Headwaters, Inc.*	550	3,619
Texas Industries, Inc.*	250	10,162

		13,781

Consumer Finance - 0.84%
First Cash Financial Services, Inc.*	250	11,502
Netspend Holdings, Inc.*	700	6,881

		18,383

Containers & Packaging - 0.14%
AEP Industries, Inc.*	50	3,030

Distributors - 0.85%
Pool Corp.	450	18,711

22	Quarterly Report | September 30, 2012 (Unaudited)

Bridgeway Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Diversified Consumer Services - 0.69%
Carriage Services, Inc.	150	$1,450
K12, Inc.*	350	7,070
Stewart Enterprises, Inc., Class A	800	6,716

		15,236

Diversified Financial Services - 0.22%
Marlin Business Services Corp.	100	2,121
MicroFinancial, Inc.	150	1,373
Resource America, Inc., Class A	200	1,368

		4,862

Diversified Telecommunication Services - 0.69%
Cincinnati Bell, Inc.*	1,800	10,260
magicJack VocalTec, Ltd.*	200	4,906

		15,166

Electrical Equipment - 1.78%
AZZ, Inc.	250	9,495
EnerSys*	450	15,880
Franklin Electric Co., Inc.	200	12,098
LSI Industries, Inc.	250	1,685

		39,158

Electronic Equipment, Instruments & Components - 2.91%
Agilysys, Inc.*	200	1,720
Benchmark Electronics, Inc.*	500	7,635
Electro Rent Corp.	200	3,538
Fabrinet*	300	3,477
Itron, Inc.*	350	15,102
Kemet Corp.*	400	1,760
Methode Electronics, Inc.	350	3,399
Multi-Fineline Electronix, Inc.*	225	5,074
Parametric Sound Corp.*	50	324
Park Electrochemical Corp.	200	4,966
Power-One, Inc.*	1,150	6,440
SYNNEX Corp.*	325	10,589

		64,024

Energy Equipment & Services - 1.94%
Bolt Technology Corp.	100	1,438
Exterran Holdings, Inc.*	600	12,168
Hornbeck Offshore Services, Inc.*	350	12,828
ION Geophysical Corp.*	1,450	10,063
OYO Geospace Corp.*	50	6,120

		42,617

Industry Company	Shares	Value

Food & Staples Retailing - 0.58%
Susser Holdings Corp.*	200	$7,234
Village Super Market, Inc., Class A	150	5,514

		12,748

Food Products - 0.24%
Alico, Inc.	50	1,561
Inventure Foods, Inc.*	200	1,138
John B. Sanfilippo & Son, Inc.*	100	1,302
Omega Protein Corp.*	200	1,372

		5,373

Gas Utilities - 0.04%
Delta Natural Gas Co., Inc.	50	968

Health Care Equipment & Supplies - 4.05%
ABIOMED, Inc.*+	350	7,346
Accuray, Inc.*	650	4,602
Antares Pharma, Inc.*+	1,000	4,360
Cantel Medical Corp.	250	6,770
CryoLife, Inc.	250	1,680
Cyberonics, Inc.*	250	13,105
Cynosure, Inc., Class A*	100	2,638
DexCom, Inc.*	650	9,770
Masimo Corp.*	500	12,090
MELA Sciences, Inc.*	300	963
Natus Medical, Inc.*	250	3,267
Navidea Biopharmaceuticals, Inc.*+	950	2,612
OraSure Technologies, Inc.*	500	5,560
Orthofix International N.V.*	200	8,950
Spectranetics Corp.*	300	4,425
TearLab Corp.*	250	963

		89,101

Health Care Providers & Services - 2.27%
Chemed Corp.	175	12,126
Ensign Group, Inc. (The)	200	6,121
Hanger, Inc.*	300	8,559
Landauer, Inc.	75	4,479
LHC Group, Inc.*	150	2,770
MWI Veterinary Supply, Inc.*	125	13,335
National Research Corp.	50	2,514

		49,904

Health Care Technology - 0.94%
HealthStream, Inc.*	250	7,115
Medidata Solutions, Inc.*	250	10,375
Merge Healthcare, Inc.*+	850	3,256

		20,746

www.bridgeway.com	23

Bridgeway Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure - 1.41%
Bravo Brio Restaurant Group, Inc.*	200	$2,910
Frisch’s Restaurants, Inc.	50	993
Interval Leisure Group, Inc.	500	9,465
Luby’s, Inc.*	250	1,683
Multimedia Games Holding Co., Inc.*	250	3,932
Nathan’s Famous, Inc.*	50	1,572
Ruth’s Hospitality Group, Inc.*	300	1,911
Sonic Corp.*	550	5,649
Town Sports International Holdings, Inc.*	225	2,783

		30,898

Household Durables - 2.85%
Bassett Furniture Industries, Inc.	100	1,245
Cavco Industries, Inc.*	50	2,294
KB Home+	700	10,045
M/I Homes, Inc.*	150	2,901
MDC Holdings, Inc.	450	17,330
Meritage Homes Corp.*	350	13,310
Ryland Group, Inc. (The)	400	12,000
Skullcandy, Inc.*+	250	3,438

		62,563

Household Products - 0.73%
Central Garden & Pet Co., Class A*	450	5,436
Harbinger Group, Inc.*	1,250	10,538

		15,974

Industrial Conglomerates - 0.20%
Standex International Corp.	100	4,445

Insurance - 1.48%
Citizens, Inc.*	450	4,720
Homeowners Choice, Inc.	100	2,350
Horace Mann Educators Corp.	350	6,339
Investors Title Co.	25	1,631
Stewart Information Services Corp.	200	4,028
Symetra Financial Corp.	1,100	13,530

		32,598

Internet & Catalog Retail - 0.10%
1-800-Flowers.com, Inc., Class A*	600	2,238

Internet Software & Services - 2.78%
Active Network, Inc. (The)*	550	6,892

Industry Company	Shares	Value

Internet Software & Services (continued)
Cornerstone OnDemand, Inc.*	450	$13,797
Demand Media, Inc.*	750	8,152
Digital River, Inc.*	350	5,831
Ipass, Inc.*	600	1,320
LivePerson, Inc.*	500	9,055
Market Leader, Inc.*	250	1,675
Move, Inc.*	350	3,017
QuinStreet, Inc.*	400	3,356
Web.com Group, Inc.*	450	8,077

		61,172

IT Services - 1.94%
Acxiom Corp.*	675	12,332
Computer Task Group, Inc.*	150	2,427
ExlService Holdings, Inc.*	300	8,850
Global Cash Access Holdings, Inc.*	600	4,830
Lionbridge Technologies, Inc.*	550	1,936
Mattersight Corp.*	150	888
Online Resources Corp.*	300	879
PRGX Global, Inc.*	250	2,140
Unisys Corp.*	400	8,328

		42,610

Leisure Equipment & Products - 1.43%
Arctic Cat, Inc.*	100	4,146
Callaway Golf Co.	650	3,991
Johnson Outdoors, Inc., Class A*	100	2,139
LeapFrog Enterprises, Inc.*	650	5,863
Smith & Wesson Holding Corp.*	600	6,606
Sturm Ruger & Co., Inc.+	175	8,661

		31,406

Life Sciences Tools & Services - 1.61%
BG Medicine, Inc.*	200	736
Charles River Laboratories International, Inc.*	450	17,820
PAREXEL International Corp.*	550	16,918

		35,474

Machinery - 1.60%
American Railcar Industries, Inc.*	200	5,668
Ampco-Pittsburgh Corp.	100	1,845
FreightCar America, Inc.	100	1,779
Lindsay Corp.	125	8,996
Manitex International, Inc.*	100	723

24	Quarterly Report | September 30, 2012 (Unaudited)

Bridgeway Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Machinery (continued)
Mueller Water Products, Inc., Class A	1,450	$7,105
Supreme Industries, Inc., Class A*	150	548
Trimas Corp.*	350	8,438

		35,102

Marine - 0.09%
International Shipholding Corp.	50	844
Rand Logistics, Inc.*	150	1,129

		1,973

Media - 1.45%
Belo Corp., Class A	850	6,655
Digital Generation, Inc.*	250	2,840
Emmis Communications Corp., Class A*	350	703
Global Sources, Ltd.*	300	1,968
Media General, Inc., Class A*+	250	1,295
National CineMedia, Inc.	500	8,185
Rentrak Corp.*	100	1,693
Valassis Communications, Inc.*+	350	8,642

		31,981

Metals & Mining - 2.80%
Comstock Mining, Inc.*	400	1,308
General Moly, Inc.*	850	2,694
Gold Reserve, Inc.*	550	1,782
Golden Star Resources, Ltd.*	2,250	4,433
Handy & Harman, Ltd.*	100	1,478
Horsehead Holding Corp.*	400	3,736
Metals USA Holdings Corp.*	350	4,680
Molycorp, Inc.*+	1,150	13,225
Paramount Gold & Silver Corp.*	1,350	3,591
SunCoke Energy, Inc.*	650	10,478
Worthington Industries, Inc.	650	14,079

		61,484

Oil, Gas & Consumable Fuels - 1.48%
Delek US Holdings, Inc.	550	14,020
Longwei Petroleum Investment Holding, Ltd.*	950	1,672
Nordic American Tankers, Ltd.	500	5,040
Rentech, Inc.*	1,850	4,551
Scorpio Tankers, Inc.*	400	2,400
Synergy Resources Corp.*	500	2,085

Industry Company	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Triangle Petroleum Corp.*	400	$2,864

		32,632

Paper & Forest Products - 0.71%
Louisiana-Pacific Corp.*	1,250	15,625

Personal Products - 0.84%
Female Health Co. (The)	200	1,430
Prestige Brands Holdings, Inc.*	450	7,632
Synutra International, Inc.*	550	2,541
USANA Health Sciences, Inc.*+	150	6,971

		18,574

Pharmaceuticals - 2.23%
Auxilium Pharmaceuticals, Inc.*	450	11,007
BioDelivery Sciences International, Inc.*	300	1,896
Cornerstone Therapeutics, Inc.*	250	1,282
Cumberland Pharmaceuticals, Inc.*	200	1,292
Depomed, Inc.*	500	2,955
MAP Pharmaceuticals, Inc.*	350	5,450
Nektar Therapeutics*+	1,050	11,214
Obagi Medical Products, Inc.*	150	1,861
Omeros Corp.*	250	2,350
Pacira Pharmaceuticals, Inc.*	300	5,220
Santarus, Inc.*	500	4,440

		48,967

Professional Services - 1.51%
Corporate Executive Board Co. (The)	300	16,089
GP Strategies Corp.*	200	3,864
Odyssey Marine Exploration, Inc.*+	550	1,738
RPX Corp.*	500	5,605
TrueBlue, Inc.*	375	5,895

		33,191

Real Estate Investment Trusts (REITs) - 7.95%
Brandywine Realty Trust	1,300	15,847
Cedar Realty Trust, Inc.	650	3,432
Chatham Lodging Trust	150	2,082
CommonWealth REIT	750	10,920
Coresite Realty Corp.	200	5,388
Cousins Properties, Inc.	950	7,543

www.bridgeway.com	25

Bridgeway Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Real Estate Investment Trusts (REITs) (continued)
FelCor Lodging Trust, Inc.*	1,150	$5,451
First Industrial Realty Trust, Inc.*	850	11,169
Getty Realty Corp.	300	5,385
Healthcare Realty Trust, Inc.	725	16,711
Hudson Pacific Properties, Inc.	450	8,325
Lexington Realty Trust+	1,450	14,007
Monmouth Real Estate Investment Corp., Class A	350	3,916
Pebblebrook Hotel Trust	550	12,865
Pennsylvania Real Estate Investment Trust	500	7,930
RAIT Financial Trust	450	2,362
Ramco-Gershenson Properties Trust	450	5,638
Sabra Health Care REIT, Inc.	350	7,004
Sun Communities, Inc.	225	9,927
Sunstone Hotel Investors, Inc.*	1,250	13,750
UMH Properties, Inc.	150	1,796
Winthrop Realty Trust	300	3,234

		174,682

Real Estate Management & Development - 0.80%
Kennedy-Wilson Holdings, Inc.	600	8,382
Tejon Ranch Co.*	200	6,008
Thomas Properties Group, Inc.	550	3,201

		17,591

Road & Rail - 1.13%
Amerco, Inc.	175	18,613
Celadon Group, Inc.	200	3,214
Saia, Inc.*	150	3,021

		24,848

Semiconductors & Semiconductor Equipment - 3.95%
Cavium, Inc.*	450	14,998
Fairchild Semiconductor International, Inc.*	1,200	15,744
GT Advanced Technologies, Inc.*+	1,150	6,268
IXYS Corp.*	300	2,976
Magnachip Semiconductor Corp.*	350	4,130
MaxLinear, Inc., Class A*	350	2,342
MEMC Electronic Materials, Inc.*	2,050	5,638
Microsemi Corp.*	850	17,060

Industry Company	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems, Inc.*	350	$6,912
NeoPhotonics Corp.*	300	1,752
Rubicon Technology, Inc.*	200	1,916
Ultratech, Inc.*	225	7,060

		86,796

Software - 3.11%
ACI Worldwide, Inc.*	350	14,791
Datawatch Corp.*	50	1,013
Ellie Mae, Inc.*	250	6,807
Glu Mobile, Inc.*+	650	3,010
Interactive Intelligence Group, Inc.*	150	4,508
Netscout Systems, Inc.*	400	10,204
Progress Software Corp.*	600	12,834
QAD, Inc., Class A	150	2,037
Tyler Technologies, Inc.*	300	13,206

		68,410

Specialty Retail - 1.82%
Hot Topic, Inc.	400	3,480
Lumber Liquidators Holdings, Inc.*	250	12,670
New York & Co., Inc.*	550	2,063
Pacific Sunwear of California, Inc.*	650	1,625
TravelCenters of America LLC*	250	1,340
Vitamin Shoppe, Inc.*	275	16,038
Winmark Corp.	50	2,704

		39,920

Textiles, Apparel & Luxury Goods - 1.33%
Crocs, Inc.*	800	12,968
Culp, Inc.	100	1,176
Iconix Brand Group, Inc.*	650	11,856
Joe’s Jeans, Inc.*	650	702
Unifi, Inc.*	200	2,564

		29,266

Thrifts & Mortgage Finance - 0.61%
Bank Mutual Corp.	350	1,592
Federal Agricultural Mortgage Corp., Class C	100	2,574
First Financial Holdings, Inc.	150	1,948
First Financial Northwest, Inc.*	150	1,208
HopFed Bancorp, Inc.	85	633
MutualFirst Financial, Inc.	50	569
Provident New York Bancorp	350	3,294

26	Quarterly Report | September 30, 2012 (Unaudited)

Bridgeway Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance (continued)
Tree.com, Inc.*	100	$1,567

		13,385

Trading Companies & Distributors - 2.55%
Aceto Corp.	200	1,890
Beacon Roofing Supply, Inc.*	450	12,825
CAI International, Inc.*	200	4,104
H&E Equipment Services, Inc.	350	4,242
Kaman Corp.	250	8,965
TAL International Group, Inc.	300	10,194
Textainer Group Holdings, Ltd.+	450	13,748

		55,968

TOTAL COMMON STOCKS - 99.64%		2,190,688

(Cost $2,060,568)

EXCHANGE TRADED FUND - 0.80%
iShares Russell 2000 Index Fund	210	17,527

TOTAL EXCHANGE TRADED FUND - 0.80%		17,527

(Cost $17,649)

WARRANTS - 0.00%
Magnum Hunter Resources Corp.*Δ	115	—

TOTAL WARRANTS - 0.00%		—

(Cost $ — )

TOTAL INVESTMENTS - 100.44%		$2,208,215
(Cost $2,078,217)
Liabilities in Excess of Other Assets - (0.44%)		(9,763)

NET ASSETS - 100.00%		$2,198,452

*	Non-income producing security.
Δ	Security was fair valued under procedures adopted by the Board of Directors (see Note 2).
+	This security or a portion of the security is out on loan at September 30, 2012. Total loaned securities had a value of $155,068 at September 30, 2012.

LLC - Limited Liability Company

Summary of inputs used to value the Fund’s investments as of 09/30/2012 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Obser- vable Inputs	Level 3 Significant Unobser- vable Inputs	Total
Common Stocks	$2,190,688	$—	$—	$2,190,688
Exchange Traded Fund	17,527	—	—	17,527
Warrants	—	—	—	—

TOTAL	$2,208,215	$—	$—	$2,208,215

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	27

Bridgeway Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.19%
Aerospace & Defense - 3.38%
Astronics Corp.*	9,800	$301,840
GenCorp, Inc.*	39,200	372,008
Triumph Group, Inc.	6,400	400,192

		1,074,040

Air Freight & Logistics - 2.74%
Echo Global Logistics, Inc.*	19,700	337,855
Park-Ohio Holdings Corp.*	24,600	533,082

		870,937

Airlines - 1.86%
Hawaiian Holdings, Inc.*#	51,000	285,090
US Airways Group, Inc.*	29,200	305,432

		590,522

Chemicals - 4.45%
American Vanguard Corp.	19,300	671,640
Landec Corp.*	32,600	373,270
TPC Group, Inc.*	9,100	371,371

		1,416,281

Commercial Banks - 1.19%
Taylor Capital Group, Inc.*+	22,100	378,352

Commercial Services & Supplies - 1.11%
Ceco Environmental Corp.	36,100	352,697

Consumer Finance - 3.34%
Cash America International, Inc.	3,200	123,424
Credit Acceptance Corp.*	6,400	547,264
World Acceptance Corp.*	5,800	391,210

		1,061,898

Diversified Consumer Services - 2.00%
Coinstar, Inc.*+	5,600	251,888
Grand Canyon Education, Inc.*	16,300	383,539

		635,427

Diversified Telecommunication Services - 0.61%
Vonage Holdings Corp.*	85,300	194,484

Electronic Equipment, Instruments & Components - 4.75%
Insight Enterprises, Inc.*	23,600	412,528
OSI Systems, Inc.*	10,600	825,104
Viasystems Group, Inc.*	15,900	275,070

		1,512,702

Energy Equipment & Services - 1.66%
Global Geophysical Services, Inc.*	41,900	230,869

Industry Company	Shares	Value

Energy Equipment & Services (continued)
Pioneer Energy Services Corp.*	38,100	$296,799

		527,668

Food & Staples Retailing - 1.06%
Susser Holdings Corp.*	9,300	336,381

Food Products - 3.17%
Hain Celestial Group, Inc. (The)*	7,800	491,400
Smart Balance, Inc.*	42,700	515,816

		1,007,216

Health Care Equipment & Supplies - 2.37%
Align Technology, Inc.*	7,100	262,487
Orthofix International N.V.*	11,000	492,250

		754,737

Health Care Providers & Services - 9.86%
AMN Healthcare Services, Inc.*	13,400	134,804
Bio-Reference Labs, Inc.*	15,500	442,990
Ensign Group, Inc. (The)	14,300	437,652
Metropolitan Health Networks, Inc.*	47,000	438,980
MWI Veterinary Supply, Inc.*	4,800	512,064
Team Health Holdings, Inc.*	11,300	306,569
U.S. Physical Therapy, Inc.	10,200	281,826
WellCare Health Plans, Inc.*	10,300	582,465

		3,137,350

Health Care Technology - 1.18%
HealthStream, Inc.*	13,200	375,672

Hotels, Restaurants & Leisure - 6.13%
Caribou Coffee Co., Inc.*	13,300	182,609
Cheesecake Factory, Inc. (The)	12,600	450,450
Cracker Barrel Old Country Store, Inc.	5,100	342,261
Krispy Kreme Doughnuts, Inc.*	38,100	302,133
Papa John’s International, Inc.*	6,300	336,483
Town Sports International Holdings, Inc.*	27,300	337,701

		1,951,637

Industrial Conglomerates - 1.20%
Standex International Corp.	8,600	382,270

28	Quarterly Report | September 30, 2012 (Unaudited)

Bridgeway Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Internet Software & Services - 1.35%
j2 Global, Inc.+	13,100	$429,942

IT Services - 8.77%
CACI International, Inc., Class A*	7,700	398,783
Cardtronics, Inc.*	10,500	312,690
Computer Task Group, Inc.*	34,600	559,828
Hackett Group, Inc. (The)*	66,100	276,298
Heartland Payment Systems, Inc.	16,100	510,048
PRGX Global, Inc.*	39,000	333,840
Unisys Corp.*	19,200	399,744

		2,791,231

Leisure Equipment & Products - 5.77%
Arctic Cat, Inc.*	7,300	302,658
LeapFrog Enterprises, Inc.*	38,200	344,564
Smith & Wesson Holding Corp.*	49,100	540,591
Sturm Ruger & Co., Inc.+	13,100	648,319

		1,836,132

Life Sciences Tools & Services - 1.44%
Cambrex Corp.*	39,000	457,470

Machinery - 2.76%
Sauer-Danfoss, Inc.	9,000	361,890
Trimas Corp.*	21,400	515,954

		877,844

Media - 0.95%
Sinclair Broadcast Group, Inc., Class A	27,100	303,791

Oil, Gas & Consumable Fuels - 1.39%
Adams Resources & Energy, Inc.	9,800	298,900
Westmoreland Coal Co.*	14,400	142,992

		441,892

Paper & Forest Products - 1.15%
Neenah Paper, Inc.	12,800	366,592

Personal Products - 1.20%
USANA Health Sciences, Inc.*+	8,200	381,054

Professional Services - 3.59%
GP Strategies Corp.*	20,800	401,856
Insperity, Inc.	12,500	315,375
On Assignment, Inc.*	21,400	426,288

		1,143,519

Industry Company		Shares	Value

Road & Rail - 0.45%
Quality Distribution, Inc.*		15,600	$144,300

Semiconductors & Semiconductor Equipment - 2.91%
Cirrus Logic, Inc.*		19,000	729,410
GT Advanced Technologies, Inc.*+		36,200	197,290

			926,700

Software - 1.10%
ePlus, Inc.*		8,900	349,058

Specialty Retail - 9.78%
Cabela’s, Inc.*		6,700	366,356
Express, Inc.*		16,500	244,530
Genesco, Inc.*		6,200	413,726
Lumber Liquidators Holdings, Inc.*		11,000	557,480
Pier 1 Imports, Inc.		19,200	359,808
Sally Beauty Holdings, Inc.*		12,100	303,589
Select Comfort Corp.*		22,600	713,030
Zumiez, Inc.*		5,500	152,515

			3,111,034

Trading Companies & Distributors - 4.52%
DXP Enterprises, Inc.*		14,900	711,773
H&E Equipment Services, Inc.		18,300	221,796
United Rentals, Inc.*		15,400	503,734

			1,437,303

TOTAL COMMON STOCKS - 99.19%			31,558,133

(Cost $27,157,473)

	Rate^	Shares	Value
MONEY MARKET FUND - 0.00%
BlackRock FedFund	0.01%	933	933

TOTAL MONEY MARKET FUND - 0.00%			933

(Cost $933)

TOTAL INVESTMENTS - 99.19%			$31,559,066
(Cost $27,158,406)
Other Assets in Excess of Liabilities - 0.81%			257,557

NET ASSETS - 100.00%			$31,816,623

*	Non-income producing security.
#	Securities, or a portion thereof, segregated to cover the Fund’s potential obligation under swap agreements. The total value of segregated assets is $285,090.
^	Rate disclosed as of September 30, 2012.
+	This security or a portion of the security is out on loan at September 30, 2012. Total loaned securities had a value of $2,274,861 at September 30, 2012.

www.bridgeway.com	29

Bridgeway Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS (continued)

Summary of inputs used to value the Fund’s investments as of 09/30/2012 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Obser- vable Inputs	Level 3 Significant Unobser- vable Inputs	Total
Common Stocks	$31,558,133	$—	$—	$31,558,133
Money Market Fund	—	933	—	933

TOTAL	$31,558,133	$933	$—	$31,559,066

See Notes to Quarterly Schedule of Investments.

30	Quarterly Report | September 30, 2012 (Unaudited)

Bridgeway Small-Cap Value Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 98.24%
Aerospace & Defense - 3.15%
Cubic Corp.	14,200	$710,852
GenCorp, Inc.*	85,900	815,191
Triumph Group, Inc.	12,500	781,625

		2,307,668

Airlines - 2.24%
Hawaiian Holdings, Inc.*	122,000	681,980
Republic Airways Holdings, Inc.*	93,200	431,516
US Airways Group, Inc.*	50,200	525,092

		1,638,588

Auto Components - 0.46%
Standard Motor Products, Inc.	18,200	335,244

Biotechnology - 1.15%
Maxygen, Inc.	45,600	120,384
PDL BioPharma, Inc.	94,400	725,936

		846,320

Building Products - 0.68%
NCI Building Systems, Inc.*	50,000	501,500

Capital Markets - 3.00%
Arlington Asset Investment Corp., Class A	32,700	780,222
Calamos Asset Management, Inc., Class A	34,100	396,924
Fidus Investment Corp.	17,900	298,930
Fifth Street Finance Corp.	65,900	723,582

		2,199,658

Chemicals - 2.49%
American Vanguard Corp.	37,100	1,291,080
Landec Corp.*	46,900	537,005

		1,828,085

Commercial Banks - 4.94%
Bancorp, Inc. (The)*	47,200	484,744
City Holding Co.+	16,900	605,696
FNB Corp.	33,300	373,293
Heritage Financial Corp.	13,900	208,917
Merchants Bancshares, Inc.	11,500	339,825
OmniAmerican Bancorp, Inc.*	9,500	215,935
Renasant Corp.	20,300	397,982
Taylor Capital Group, Inc.*+	30,000	513,600

Industry Company	Shares	Value

Commercial Banks (continued)
Wintrust Financial Corp.	12,800	$480,896

		3,620,888

Commercial Services & Supplies - 1.50%
Cenveo, Inc.*+	163,400	374,186
Kimball International, Inc., Class B	59,600	728,312

		1,102,498

Communications Equipment - 0.32%
Symmetricom, Inc.*	33,800	235,586

Consumer Finance - 0.51%
Nelnet, Inc., Class A	15,900	377,466

Containers & Packaging - 0.92%
Myers Industries, Inc.	43,000	671,660

Diversified Financial Services - 0.70%
Interactive Brokers Group, Inc., Class A	36,400	510,328

Diversified Telecommunication Services - 1.18%
IDT Corp., Class B	22,800	234,156
Vonage Holdings Corp.*	277,700	633,156

		867,312

Electric Utilities - 3.21%
Cleco Corp.	21,300	894,174
El Paso Electric Co.	31,500	1,078,875
Unitil Corp.	13,900	378,358

		2,351,407

Electronic Equipment, Instruments & Components - 1.61%
Insight Enterprises, Inc.*	67,400	1,178,152

Energy Equipment & Services - 1.87%
Helix Energy Solutions Group, Inc.*	42,900	783,783
Pioneer Energy Services Corp.*	75,100	585,029

		1,368,812

Food & Staples Retailing - 2.98%
Nash Finch Co.	23,100	471,702
Pantry, Inc. (The)*	31,900	464,145
Susser Holdings Corp.*	16,300	589,571
Weis Markets, Inc.	15,600	660,348

		2,185,766

www.bridgeway.com	31

Bridgeway Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Food Products - 1.99%
Cal-Maine Foods, Inc.	16,200	$728,028
Smart Balance, Inc.*	60,500	730,840

		1,458,868
Gas Utilities - 1.00%
Laclede Group, Inc. (The)	17,100	735,300

Health Care Equipment & Supplies - 0.42%
Young Innovations, Inc.	7,900	308,890

Health Care Providers & Services - 3.31%
Kindred Healthcare, Inc.*	67,100	763,598
Select Medical Holdings Corp.*	47,700	535,671
Skilled Healthcare Group, Inc., Class A*	90,300	580,629
Triple-S Management Corp., Class B*	26,100	545,490

		2,425,388

Hotels, Restaurants & Leisure - 1.51%
Caribou Coffee Co., Inc.*	33,700	462,701
Town Sports International Holdings, Inc.*	51,900	642,003

		1,104,704

Household Durables - 4.60%
Blyth, Inc.+	17,000	441,830
Hovnanian Enterprises, Inc., Class A*+	235,700	815,522
M/I Homes, Inc.*	40,800	789,072
Meritage Homes Corp.*	18,800	714,964
Ryland Group, Inc. (The)	20,400	612,000

		3,373,388

Industrial Conglomerates - 0.72%
Standex International Corp.	11,800	524,510

Insurance - 9.08%
Argo Group International Holdings, Ltd.	14,900	482,611
CNO Financial Group, Inc.	77,000	743,050
Employers Holdings, Inc.	21,600	395,928
Homeowners Choice, Inc.	20,900	491,150
Platinum Underwriters Holdings, Ltd.	17,200	702,964
Primerica, Inc.	30,100	862,064
ProAssurance Corp.	7,600	687,344
RLI Corp.	10,300	686,598
Symetra Financial Corp.	61,800	760,140
United Fire Group, Inc.	20,200	507,424

Industry Company	Shares	Value

Insurance (continued)
Universal Insurance Holdings, Inc.	87,491	$336,840

		6,656,113

IT Services - 1.94%
CACI International, Inc., Class A*	15,800	818,282
Unisys Corp.*	29,000	603,780

		1,422,062

Leisure Equipment & Products - 0.72%
Arctic Cat, Inc.*	12,800	530,688

Machinery - 1.12%
Lydall, Inc.*	58,500	824,265

Media - 1.92%
Carmike Cinemas, Inc.*	37,600	423,000
Sinclair Broadcast Group, Inc., Class A#	87,600	981,996

		1,404,996

Metals & Mining - 0.48%
Kaiser Aluminum Corp.	6,000	350,340

Multiline Retail - 0.95%
Dillard’s, Inc., Class A	9,600	694,272

Oil, Gas & Consumable Fuels - 2.86%
Cloud Peak Energy, Inc.*	45,100	816,310
Swift Energy Co.*	13,500	281,880
Western Refining, Inc.	27,000	706,860
Westmoreland Coal Co.*	29,300	290,949

		2,095,999

Paper & Forest Products - 2.82%
Neenah Paper, Inc.	18,800	538,432
PH Glatfelter Co.	85,600	1,524,536

		2,062,968

Pharmaceuticals - 1.46%
Medicines Co. (The)*	41,400	1,068,534

Professional Services - 0.39%
CBIZ, Inc.*	47,900	288,358

Real Estate Investment Trusts (REITs) - 12.67%
Agree Realty Corp.	21,400	545,486
ARMOUR Residential REIT, Inc.	59,300	454,238
BioMed Realty Trust, Inc.	53,900	1,009,008

32	Quarterly Report | September 30, 2012 (Unaudited)

Bridgeway Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Real Estate Investment Trusts (REITs) (continued)
Education Realty Trust, Inc.	59,000	$643,100
First Industrial Realty Trust, Inc.*	89,100	1,170,774
Gramercy Capital Corp.*	225,300	678,153
iStar Financial, Inc.*+	81,300	673,164
MPG Office Trust, Inc.*	172,700	578,545
National Retail Properties, Inc.	25,600	780,800
One Liberty Properties, Inc.	11,800	220,070
Retail Opportunity Investments Corp.+	91,000	1,171,170
Sabra Health Care REIT, Inc.	27,400	548,274
Weingarten Realty Investors	28,840	810,692

		9,283,474

Road & Rail - 3.32%
Amerco, Inc.	7,200	765,792
Heartland Express, Inc.	48,900	653,304
Quality Distribution, Inc.*	29,400	271,950
Saia, Inc.*	36,900	743,166

		2,434,212

Semiconductors & Semiconductor Equipment - 0.86%
Amkor Technology, Inc.*+	143,000	629,200

Specialty Retail - 5.35%
Brown Shoe Co., Inc.	17,700	283,731
Cabela’s, Inc.*	19,600	1,071,728
Conn’s, Inc.*+	34,200	754,110
Genesco, Inc.*	14,700	980,931
Penske Automotive Group, Inc.	27,500	827,475

		3,917,975

Thrifts & Mortgage Finance - 3.72%
Brookline Bancorp, Inc.	81,000	714,420
Doral Financial Corp.*	243,800	229,343
Franklin Financial Corp.*	12,800	218,368
Northwest Bancshares, Inc.	58,200	711,786
Oritani Financial Corp.	30,900	465,045
Rockville Financial, Inc.	31,500	385,875

		2,724,837

Trading Companies & Distributors - 0.81%
United Rentals, Inc.*	18,100	592,051

Water Utilities - 0.84%
American States Water Co.	13,800	613,134

Industry Company		Shares	Value

Wireless Telecommunication Services - 0.47%
Shenandoah Telecommunications Co.		19,500	$343,200

TOTAL COMMON STOCKS - 98.24%			71,994,664

(Cost $63,725,600)

	Rate^	Shares	Value

MONEY MARKET FUND - 4.93%
BlackRock FedFund	0.01%	3,607,827	3,607,827

TOTAL MONEY MARKET FUND - 4.93%			3,607,827

(Cost $3,607,827)

Total Investments - 103.17%			$75,602,491
(Cost $67,333,427)
Liabilities in Excess of Other Assets - (3.17%)			(2,319,946)

NET ASSETS - 100.00%			$73,282,545

*	Non-income producing security.
#	Securities, or a portion thereof, segregated to cover the Fund’s potential obligation under swap agreements. The total value of segregated assets is $336,300.
^	Rate disclosed as of September 30, 2012.
+	This security or a portion of the security is out on loan at September 30, 2012. Total loaned securities had a value of $5,093,361 at September 30, 2012.

Summary of inputs used to value the Fund’s investments as of 09/30/2012 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Signifi- cant Obser- vable Inputs	Level 3 Signifi- cant Unobser- vable Inputs	Total
Common Stocks	$71,994,664	$—	$—	$71,994,664
Money Market Fund	—	3,607,827	—	3,607,827

TOTAL	$71,994,664	$3,607,827	$—	$75,602,491

Other Financial Inst- ruments**
Swaps	$—	$(12,586)	$—	$(12,586)
TOTAL	$—	$(12,586)	$—	$(12,586)

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	33

Bridgeway Large-Cap Growth Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.84%
Aerospace & Defense - 3.08%
Boeing Co. (The)	5,900	$410,758
Precision Castparts Corp.	2,300	375,682
Textron, Inc.	27,800	727,526

		1,513,966

Airlines - 1.84%
Southwest Airlines Co.	53,600	470,072
United Continental Holdings, Inc.*	22,300	434,850

		904,922

Automobiles - 0.84%
Ford Motor Co.	42,100	415,106

Beverages - 2.44%
Brown-Forman Corp., Class B	4,500	293,625
Coca-Cola Co. (The)	13,200	500,676
Monster Beverage Corp.*	7,500	406,200

		1,200,501

Biotechnology - 6.25%
Amgen, Inc.	12,400	1,045,568
Celgene Corp.*	6,400	488,960
Regeneron Pharmaceuticals, Inc.*	6,700	1,022,822
United Therapeutics Corp.*	9,200	514,096

		3,071,446

Chemicals - 6.10%
CF Industries Holdings, Inc.	2,200	488,928
Rockwood Holdings, Inc.	10,200	475,320
Sherwin-Williams Co. (The)	6,900	1,027,479
Valspar Corp.	8,700	488,070
Westlake Chemical Corp.	7,100	518,726

		2,998,523

Commercial Banks - 1.12%
Huntington Bancshares, Inc.	79,900	551,310

Computers & Peripherals - 9.28%
Apple, Inc.#	2,800	1,868,328
Dell, Inc.	36,700	361,862
Diebold, Inc.	13,900	468,569
NCR Corp.*	22,800	531,468
Seagate Technology PLC	18,800	582,800
Western Digital Corp.	19,400	751,362

		4,564,389

Consumer Finance - 1.16%
Discover Financial Services	14,400	572,112

Industry Company	Shares	Value

Diversified Consumer Services - 0.57%
H&R Block, Inc.	16,100	$279,013

Diversified Telecommunication Services - 3.24%
tw telecom, inc.*	38,100	993,267
Verizon Communications, Inc.	13,200	601,524

		1,594,791

Energy Equipment & Services - 2.04%
Diamond Offshore Drilling, Inc.+	6,300	414,603
Halliburton Co.	17,400	586,206

		1,000,809

Food & Staples Retailing - 3.03%
Costco Wholesale Corp.	4,700	470,587
Wal-Mart Stores, Inc.	6,800	501,840
Whole Foods Market, Inc.	5,300	516,220

		1,488,647

Food Products - 0.79%
General Mills, Inc.	9,800	390,530

Health Care Providers & Services - 3.52%
DaVita, Inc.*	6,800	704,548
HCA Holdings, Inc.	17,200	571,900
McKesson Corp.	5,300	455,959

		1,732,407

Hotels, Restaurants & Leisure - 2.63%
Chipotle Mexican Grill, Inc.*	1,200	381,048
McDonald’s Corp.	5,000	458,750
Starbucks Corp.	8,900	451,675

		1,291,473

Household Durables - 0.27%
Tempur-Pedic International, Inc.*	4,400	131,516

Household Products - 4.62%
Church & Dwight Co., Inc.	9,400	507,506
Colgate-Palmolive Co.	7,500	804,150
Kimberly-Clark Corp.	5,300	454,634
Procter & Gamble Co. (The)	7,300	506,328

		2,272,618

Internet Software & Services - 1.23%
Google, Inc., Class A*	800	603,600

IT Services - 10.83%
Accenture PLC, Class A	11,400	798,342

34	Quarterly Report | September 30, 2012 (Unaudited)

Bridgeway Large-Cap Growth Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
IT Services (continued)
Alliance Data Systems Corp.*	5,300	$752,335
International Business Machines Corp.	6,300	1,306,935
Mastercard, Inc., Class A	1,900	857,812
NeuStar, Inc., Class A*	10,300	412,309
Visa, Inc., Class A	4,100	550,548
Western Union Co. (The)	35,400	644,988

		5,323,269

Leisure Equipment & Products - 0.72%
Polaris Industries, Inc.	4,400	355,828

Life Sciences Tools & Services - 0.83%
Agilent Technologies, Inc.	10,600	407,570

Machinery - 0.86%
Cummins, Inc.	4,600	424,166

Media - 2.37%
Comcast Corp., Class A	20,000	715,400
DIRECTV*	8,600	451,156

		1,166,556

Metals & Mining - 1.52%
Cliffs Natural Resources, Inc.	5,100	199,563
Southern Copper Corp.	15,900	546,324

		745,887

Multiline Retail - 2.49%
Dollar General Corp.*	8,300	427,782
Dollar Tree, Inc.*	6,400	308,960
Macy’s, Inc.	12,900	485,298

		1,222,040

Oil, Gas & Consumable Fuels - 4.45%
Chevron Corp.	3,400	396,304
ConocoPhillips	4,200	240,156
Denbury Resources, Inc.*	24,300	392,688
HollyFrontier Corp.	10,600	437,462
Marathon Petroleum Corp.	13,200	720,588

		2,187,198

Personal Products - 0.52%
Herbalife, Ltd.	5,400	255,960

Pharmaceuticals - 1.93%
Abbott Laboratories	6,900	473,064
Allergan, Inc.	5,200	476,216

		949,280

Industry Company	Shares	Value

Real Estate Investment Trusts (REITs) - 0.99%
American Tower Corp.	6,800	$485,452

Road & Rail - 1.93%
CSX Corp.	22,200	460,650
Union Pacific Corp.	4,100	486,670

		947,320

Semiconductors & Semiconductor Equipment - 1.85%
Intel Corp.	9,100	206,388
Lam Research Corp.*	6,500	206,603
Xilinx, Inc.	14,900	497,809

		910,800

Software - 1.91%
Microsoft Corp.	7,700	229,306
Oracle Corp.	22,600	711,674

		940,980

Specialty Retail - 9.64%
AutoZone, Inc.*	2,000	739,340
Gap, Inc. (The)	14,200	508,076
Home Depot, Inc. (The)	11,000	664,070
Limited Brands, Inc.	6,900	339,894
PetSmart, Inc.	3,700	255,226
Ross Stores, Inc.	7,800	503,880
Sally Beauty Holdings, Inc.*	15,900	398,931
TJX Cos., Inc.	11,400	510,606
Tractor Supply Co.	3,800	375,782
Ulta Salon Cosmetics & Fragrance, Inc.	4,600	443,003

		4,738,808

Textiles, Apparel & Luxury Goods - 0.84%
PVH Corp.	4,400	412,368

Trading Companies & Distributors - 2.11%
Fastenal Co.	7,200	309,528
W.W. Grainger, Inc.	3,500	729,295

		1,038,823

TOTAL COMMON STOCKS - 99.84%		49,089,984

(Cost $41,654,798)

www.bridgeway.com	35

Bridgeway Large-Cap Growth Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Value
TOTAL INVESTMENTS - 99.84%	$49,089,984
(Cost $41,654,798)
Other Assets in Excess of Liabilities - 0.16%	77,484

NET ASSETS - 100.00%	$49,167,468

*	Non-income producing security.
#	Securities, or a portion thereof, segregated to cover the Fund’s potential obligation under swap agreements. The total value of segregated assets is $533,808.
+	This security or a portion of the security is out on loan at September 30, 2012. Total loaned securities had a value of $11,583 at September 30, 2012.
PLC	- Public Limited Company

Summary of inputs used to value the Fund’s investments as of 09/30/2012 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Obser- vable Inputs	Level 3 Significant Unobser- vable Inputs	Total
Common Stocks	$49,089,984	$—	$—	$49,089,984

TOTAL	$49,089,984	$—	$—	$49,089,984

See Notes to Quarterly Schedule of Investments.

36	Quarterly Report | September 30, 2012 (Unaudited)

Bridgeway Blue Chip 35 Index Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.91%
Aerospace & Defense - 2.57%
United Technologies Corp.	89,780	$7,028,876

Air Freight & Logistics - 2.55%
United Parcel Service, Inc., Class B	97,263	6,961,113

Beverages - 5.10%
Coca-Cola Co. (The)	183,714	6,968,272
PepsiCo, Inc.	98,750	6,988,538

		13,956,810

Capital Markets - 2.54%
Goldman Sachs Group, Inc. (The)	61,100	6,945,848

Chemicals - 2.54%
Monsanto Co.	76,250	6,940,275

Commercial Banks - 2.52%
Wells Fargo & Co.	199,859	6,901,131

Communications Equipment - 2.52%
Cisco Systems, Inc.	360,808	6,887,825

Computers & Peripherals - 6.53%
Apple, Inc.	16,300	10,876,338
Hewlett-Packard Co.	409,600	6,987,776

		17,864,114

Diversified Financial Services - 5.11%
Bank of America Corp.	789,308	6,969,590
JPMorgan Chase & Co.	172,695	6,990,693

		13,960,283

Diversified Telecommunication Services - 6.02%
AT&T, Inc.	223,725	8,434,432
Verizon Communications, Inc.	175,889	8,015,262

		16,449,694

Energy Equipment & Services - 2.64%
Schlumberger, Ltd.	99,800	7,218,534

Food & Staples Retailing - 5.73%
CVS Caremark Corp.	146,100	7,074,162
Wal-Mart Stores, Inc.	116,619	8,606,482

		15,680,644

Hotels, Restaurants & Leisure - 3.10%
McDonald’s Corp.	92,500	8,486,875

Industry Company	Shares	Value

Household Products - 2.56%
Procter & Gamble Co. (The)	100,826	$6,993,291

Industrial Conglomerates - 5.06%
3M Co.	74,350	6,871,427
General Electric Co.	306,443	6,959,321

		13,830,748

Insurance - 2.59%
Berkshire Hathaway, Inc., Class B*	80,450	7,095,690

Internet Software & Services - 3.14%
Google, Inc., Class A*	11,380	8,586,210

IT Services - 7.31%
International Business Machines Corp.	43,567	9,037,974
Visa, Inc., Class A	81,650	10,963,962

		20,001,936

Oil, Gas & Consumable Fuels - 11.01%
Chevron Corp.	60,995	7,109,577
ConocoPhillips	117,015	6,690,918
Exxon Mobil Corp.	76,187	6,967,301
Occidental Petroleum Corp.	80,950	6,966,557
Phillips 66	50,957	2,362,876

		30,097,229

Pharmaceuticals - 10.24%
Abbott Laboratories	101,700	6,972,552
Johnson & Johnson	101,152	6,970,384
Merck & Co., Inc.	154,835	6,983,059
Pfizer, Inc.	285,244	7,088,313

		28,014,308

Semiconductors & Semiconductor Equipment - 2.97%
Intel Corp.	358,043	8,120,415

Software - 5.56%
Microsoft Corp.	274,145	8,164,038
Oracle Corp.	223,813	7,047,872

		15,211,910

TOTAL COMMON STOCKS - 99.91%		273,233,759

(Cost $184,301,976)

www.bridgeway.com	37

Bridgeway Blue Chip 35 Index Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

	Rate^	Shares	Value
MONEY MARKET FUND - 0.00%
BlackRock FedFund	0.01%	760	$760

TOTAL MONEY MARKET FUND - 0.00%			760

(Cost $760)

TOTAL INVESTMENTS - 99.91%			$273,234,519
(Cost $184,302,736)
Other Assets in Excess of Liabilities - 0.09%			246,686

NET ASSETS - 100.00%			$273,481,205

*	Non-income producing security.
^	Rate disclosed as of September 30, 2012.

Summary of inputs used to value the Fund’s investments as of 09/30/2012 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Obser- vable Inputs	Level 3 Significant Unobser- vable Inputs	Total
Common Stocks	$273,233,759	$—	$—	$273,233,759
Money Market Fund	—	760	—	760

TOTAL	$273,233,759	$760	$—	$273,234,519

See Notes to Quarterly Schedule of Investments.

38	Quarterly Report | September 30, 2012 (Unaudited)

Bridgeway Managed Volatility Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 55.73%
Aerospace & Defense - 0.99%
Honeywell International, Inc.	800	$47,800
Lockheed Martin Corp.	870	81,241
Northrop Grumman Corp.#	400	26,572
United Technologies Corp.	940	73,592

		229,205

Air Freight & Logistics - 0.44%
FedEx Corp.#	1,200	101,544

Airlines - 1.48%
US Airways Group, Inc.*#	32,500	339,950

Beverages - 1.99%
Brown-Forman Corp., Class B	4,425	288,731
Coca-Cola Co. (The)	4,500	170,685

		459,416

Biotechnology - 0.84%
Biogen Idec, Inc.*#	900	134,307
Gilead Sciences, Inc.*	900	59,697

		194,004

Capital Markets - 0.86%
Ameriprise Financial, Inc.#	1,080	61,225
Bank of New York Mellon Corp. (The)#	1,032	23,344
Charles Schwab Corp. (The)	3,500	44,765
Morgan Stanley	800	13,392
State Street Corp.#	1,300	54,548

		197,274

Chemicals - 1.17%
Dow Chemical Co. (The)#	2,900	83,984
Monsanto Co.	500	45,510
Sherwin-Williams Co. (The)#	600	89,346
Sigma-Aldrich Corp.	700	50,379

		269,219

Commercial Banks - 1.37%
Comerica, Inc.	1,600	49,680
KeyCorp	3,700	32,338
US Bancorp#	2,200	75,460
Wells Fargo & Co.#	4,571	157,837

		315,315

Communications Equipment - 1.89%
Cisco Systems, Inc.#	11,600	221,444
Juniper Networks, Inc.*	700	11,977

Industry Company	Shares	Value

Communications Equipment (continued)
Motorola Solutions, Inc.#	4,000	$202,200

		435,621

Computers & Peripherals - 2.65%
Apple, Inc.#	600	400,356
Hewlett-Packard Co.#	9,000	153,540
Lexmark International, Inc., Class A#	800	17,800
SanDisk Corp.*#	900	39,087

		610,783

Construction & Engineering - 0.12%
Dycom Industries, Inc.*#	2,000	28,760

Consumer Finance - 0.86%
American Express Co.	1,500	85,290
Capital One Financial Corp.	2,000	114,020

		199,310

Diversified Financial Services - 1.26%
Bank of America Corp.#	9,100	80,353
Citigroup, Inc.	510	16,687
JPMorgan Chase & Co.#	4,800	194,304

		291,344

Diversified Telecommunication Services - 0.68%
AT&T, Inc.	2,400	90,480
Frontier Communications Corp.+	672	3,293
Verizon Communications, Inc.	1,400	63,798

		157,571

Electric Utilities - 0.70%
American Electric Power Co., Inc.	1,600	70,304
Duke Energy Corp.	783	50,738
Exelon Corp.	1,100	39,138

		160,180

Electrical Equipment - 0.13%
Emerson Electric Co.	600	28,962

Electronic Equipment, Instruments & Components - 0.05%
FLIR Systems, Inc.#	600	11,985

Energy Equipment & Services - 1.59%
Halliburton Co.#	9,000	303,210
National Oilwell Varco, Inc.	800	64,088

		367,298

www.bridgeway.com	39

Bridgeway Managed Volatility Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Food & Staples Retailing - 1.67%
CVS Caremark Corp.#	1,400	$67,788
Kroger Co. (The)#	1,000	23,540
Safeway, Inc.#+	11,400	183,426
Wal-Mart Stores, Inc.	1,500	110,700

		385,454

Food Products - 0.86%
Archer-Daniels-Midland Co.	1,000	27,180
General Mills, Inc.#	2,400	95,640
Mead Johnson Nutrition Co.#	1,016	74,452

		197,272

Health Care Equipment & Supplies - 0.95%
Baxter International, Inc.	1,300	78,338
Becton Dickinson & Co.	220	17,283
CR Bard, Inc.	500	52,325
Stryker Corp.	1,260	70,132

		218,078

Health Care Providers & Services - 2.00%
Express Scripts Holding Co.*#	1,634	102,403
Laboratory Corp. of America Holdings*	300	27,741
Quest Diagnostics, Inc.	400	25,372
UnitedHealth Group, Inc.#	1,300	72,033
WellPoint, Inc.#	4,000	232,040

		459,589

Hotels, Restaurants & Leisure - 0.36%
McDonald’s Corp.	900	82,575

Household Products - 1.58%
Colgate-Palmolive Co.	1,500	160,830
Kimberly-Clark Corp.	1,000	85,780
Procter & Gamble Co. (The)#	1,700	117,912

		364,522

Independent Power Producers & Energy Traders - 0.19%
AES Corp. (The)*#	4,100	44,977

Industrial Conglomerates - 0.66%
3M Co.	500	46,210
Danaher Corp.	500	27,575
General Electric Co.	3,400	77,214

		150,999

Insurance - 2.22%
Aflac, Inc.	300	14,364

Industry Company	Shares	Value

Insurance (continued)
Aon PLC	1,700	$88,893
Chubb Corp. (The)#	1,100	83,908
Progressive Corp. (The)	820	17,007
Travelers Cos., Inc. (The)#	4,500	307,170

		511,342

Internet & Catalog Retail - 0.55%
Amazon.com, Inc.*	500	127,160

Internet Software & Services - 1.08%
eBay, Inc.*#	2,000	96,820
Google, Inc., Class A*	200	150,900

		247,720

IT Services - 3.00%
International Business Machines Corp.#	1,200	248,940
Teradata Corp.*#	3,200	241,312
Visa, Inc., Class A#	1,300	174,564
Western Union Co. (The)	1,500	27,330

		692,146

Leisure Equipment & Products - 0.25%
Hasbro, Inc.#	1,500	57,255

Life Sciences Tools & Services - 0.31%
Thermo Fisher Scientific, Inc.#	1,200	70,596

Machinery - 0.49%
Eaton Corp.#	2,400	113,424

Media - 1.74%
Comcast Corp., Class A#	2,950	105,521
News Corp., Class A#	3,400	83,402
Omnicom Group, Inc.#	1,000	51,560
Time Warner, Inc.	1,333	60,425
Walt Disney Co. (The)#	1,900	99,332

		400,240

Metals & Mining - 0.07%
United States Steel Corp.#	800	15,256

Multiline Retail - 1.18%
Big Lots, Inc.*#	1,400	41,412
Kohl’s Corp.#	4,500	230,490

		271,902

Multi-Utilities - 0.97%
Dominion Resources, Inc.	1,920	101,645

40	Quarterly Report | September 30, 2012 (Unaudited)

Bridgeway Managed Volatility Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Multi-Utilities (continued)
Sempra Energy	1,900	$122,531

		224,176

Oil, Gas & Consumable Fuels - 5.76%
Anadarko Petroleum Corp.	1,000	69,920
Apache Corp.	500	43,235
Chesapeake Energy Corp.+	500	9,435
Chevron Corp.#	2,878	335,460
ConocoPhillips#	1,187	67,873
EOG Resources, Inc.#	500	56,025
Exxon Mobil Corp.#	5,000	457,250
Occidental Petroleum Corp.	1,200	103,272
Peabody Energy Corp.#	7,000	156,030
Phillips 66	593	27,497

		1,325,997

Paper & Forest Products - 0.32%
International Paper Co.#	2,000	72,640

Pharmaceuticals - 3.11%
Abbott Laboratories	1,800	123,408
Allergan, Inc.#	1,200	109,896
Bristol-Myers Squibb Co.#	3,079	103,916
Johnson & Johnson	1,700	117,147
Merck & Co., Inc.#	1,600	72,160
Pfizer, Inc.	7,600	188,860

		715,387

Real Estate Investment Trusts (REITs) - 0.25%
American Tower Corp.	800	57,112

Road & Rail - 0.52%
Union Pacific Corp.#	1,000	118,700

Semiconductors & Semiconductor Equipment - 1.00%
Broadcom Corp., Class A#	1,400	48,412
Intel Corp.#	5,500	124,740
Texas Instruments, Inc.#	2,070	57,029

		230,181

Software - 1.55%
Citrix Systems, Inc.*#	1,400	107,198
Intuit, Inc.	500	29,440
Microsoft Corp.	2,300	68,494
Oracle Corp.#	4,860	153,041

		358,173

Specialty Retail - 3.26%
AutoZone, Inc.*	900	332,703
Cabela’s, Inc.*#	7,400	404,632
Staples, Inc.	1,250	14,400

		751,735

Industry Company		Shares	Value

Textiles, Apparel & Luxury Goods - 0.21%
NIKE, Inc.#		500	$47,455

Trading Companies & Distributors - 0.45%
W.W. Grainger, Inc.		500	104,185

Wireless Telecommunication Services - 0.10%
Sprint Nextel Corp.*		4,000	22,080

TOTAL COMMON STOCKS - 55.73%			12,836,069

(Cost $8,855,743)

Due Date	Discount Rate or Coupon Rate	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 37.47%
U.S. Treasury Bills - 32.56%
10/11/2012	0.090%(a)	$1,500,000	1,499,959
11/01/2012	0.110%(a)	1,000,000	999,935
11/29/2012	0.105%(a)	3,000,000	2,999,694
12/27/2012	0.110%(a)	2,000,000	1,999,540

			7,499,128

U.S. Treasury Notes - 4.91%
11/30/2012	3.375%	300,000	301,606
12/31/2012	3.625%	200,000	201,719
01/31/2013	0.625%	100,000	100,164
11/15/2013	4.250%	200,000	209,062
03/15/2014	1.250%	100,000	101,484
02/15/2015	4.000%	200,000	217,578

			1,131,613

TOTAL U.S. GOVERNMENT OBLIGATIONS - 37.47%			8,630,741

(Cost $8,598,263)

	Rate^	Shares	Value
MONEY MARKET FUND - 8.75%
BlackRock FedFund	0.01%	2,014,800	2,014,800

TOTAL MONEY MARKET FUND - 8.75%			2,014,800

(Cost $2,014,800)

TOTAL INVESTMENTS - 101.95%			$23,481,610
(Cost $19,468,806)
Liabilities in Excess of Other Assets - (1.95%)			(448,754)

NET ASSETS - 100.00%			$23,032,856

*	Non-income producing security.
#	Security subject to call or put option written by the Fund.
^	Rate disclosed as of September 30, 2012.
+	This security or a portion of the security is out on loan at September 30, 2012. Total loaned securities had a value of $27,209 at September 30, 2012.
(a)	Rate represents the effective yield at purchase.
PLC	- Public Limited Company

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	41

Bridgeway Managed Volatility Fund
SCHEDULE OF OPTIONS WRITTEN
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Company	Number of Contracts	Value
CALL OPTIONS WRITTEN - (1.00%)

AES Corp. (The)
Expiring November, 2012 at $12.00	15	$(150)
Allergan, Inc.
Expiring October, 2012 at $90.00	6	(1,560)
Apple, Inc.
Expiring January, 2013 at $710.00	2	(5,320)
Expiring January, 2013 at $720.00	2	(4,660)

		(9,980)
Bank of America Corp.
Expiring January, 2013 at $10.00	25	(725)
Bank of New York Mellon Corp. (The)
Expiring December, 2012 at $22.00	5	(670)
Big Lots, Inc.
Expiring October, 2012 at $42.50	5	(75)
Biogen Idec, Inc.
Expiring October, 2012 at $150.00	4	(1,020)
Bristol-Myers Squibb Co.
Expiring December, 2012 at $34.00	10	(720)
Broadcom Corp., Class A
Expiring November, 2012 at $32.00	7	(2,415)
Cabela’s, Inc.
Expiring December, 2012 at $55.00	74	(25,160)
Chevron Corp.
Expiring December, 2012 at $115.00	8	(3,240)
Cisco Systems, Inc.
Expiring November, 2012 at $20.00	25	(925)
Citrix Systems, Inc.
Expiring December, 2012 at $82.50	5	(1,650)
ConocoPhillips
Expiring November, 2012 at $55.00	5	(1,315)
CVS Caremark Corp.
Expiring January, 2013 at $48.00	5	(970)
Dow Chemical Co. (The)
Expiring December, 2012 at $31.00	8	(464)
Dycom Industries, Inc.
Expiring December, 2012 at $15.00	20	(2,000)

Company	Number of Contracts	Value

Eaton Corp.
Expiring October, 2012 at $42.00	12	$(5,520)
Expiring October, 2012 at $45.00	12	(2,400)

		(7,920)
eBay, Inc.
Expiring October, 2012 at $48.00	7	(1,358)
EOG Resources, Inc.
Expiring October, 2012 at $100.00	5	(6,325)
Express Scripts Holding Co.
Expiring November, 2012 at $62.50	5	(1,160)
Exxon Mobil Corp.
Expiring October, 2012 at $82.50	10	(9,130)
Expiring October, 2012 at $87.50	10	(4,250)

		(13,380)
FedEx Corp.
Expiring October, 2012 at $92.50	4	(36)
FLIR Systems, Inc.
Expiring October, 2012 at $22.00	6	(60)
General Mills, Inc.
Expiring October, 2012 at $38.00	10	(1,740)
Halliburton Co.
Expiring October, 2012 at $30.00	10	(3,910)
Expiring October, 2012 at $32.00	55	(12,155)

		(16,065)
Hasbro, Inc.
Expiring October, 2012 at $35.00	6	(1,980)
Hewlett Packard Co.
Expiring November, 2012 at $18.00	90	(3,780)
Intel Corp.
Expiring October, 2012 at $27.00	15	(15)
International Business Machines Corp.
Expiring October, 2012 at $195.00	6	(8,010)
International Paper Co.
Expiring October, 2012 at $34.00	10	(2,610)

42	Quarterly Report | September 30, 2012 (Unaudited)

Bridgeway Managed Volatility Fund
SCHEDULE OF OPTIONS WRITTEN (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Company	Number of Contracts	Value
Call Options Written (continued)
JPMorgan Chase & Co.
Expiring January, 2013 at $42.00	15	$(1,950)
Kohl’s Corp.
Expiring October, 2012 at $50.00	45	(8,325)
Kroger Co. (The)
Expiring October, 2012 at $22.00	5	(800)
Lexmark International, Inc., Class A
Expiring October, 2012 at $18.00	8	(3,520)
Mead Johnson Nutrition Co.
Expiring November, 2012 at $75.00	5	(1,085)
Merck & Co., Inc.
Expiring October, 2012 at $45.00	5	(280)
Motorola Solutions, Inc.
Expiring October, 2012 at $46.00	40	(20,400)
News Corp., Class A
Expiring October, 2012 at $24.00	10	(850)
NIKE, Inc.
Expiring October, 2012 at $100.00	5	(165)
Omnicom Group, Inc.
Expiring January, 2013 at $55.00	5	(380)
Oracle Corp.
Expiring January, 2013 at $33.00	15	(1,365)
Peabody Energy Corp.
Expiring December, 2012 at $24.00	70	(8,540)
Procter & Gamble Co. (The)
Expiring October, 2012 at $65.00	6	(2,670)
Safeway, Inc.
Expiring December, 2012 at $17.00	105	(5,775)
SanDisk Corp.
Expiring October, 2012 at $36.00	5	(3,800)
State Street Corp.
Expiring November, 2012 at $41.00	5	(960)
Teradata Corp.
Expiring October, 2012 at $70.00	10	(5,900)
Texas Instruments, Inc.
Expiring October, 2012 at $27.00	6	(648)

Company	Number of Contracts	Value

Thermo Fisher Scientific, Inc.
Expiring December, 2012 at $60.00	5	$(900)
Travelers Cos., Inc. (The)
Expiring October, 2012 at $65.00	20	(7,100)
Union Pacific Corp.
Expiring October, 2012 at $125.00	4	(192)
United States Steel Corp.
Expiring October, 2012 at $20.00	8	(416)
UnitedHealth Group, Inc.
Expiring January, 2013 at $55.00	5	(1,600)
US Airways Group, Inc.
Expiring November, 2012 at $11.00	325	(20,800)
US Bancorp
Expiring January, 2013 at $35.00	7	(763)
Visa, Inc., Class A
Expiring January, 2013 at $140.00	5	(1,785)
Walt Disney Co. (The)
Expiring January, 2013 at $55.00	5	(455)
WellPoint, Inc.
Expiring December, 2012 at $60.00	40	(8,040)
Wells Fargo & Co.
Expiring October, 2012 at $32.00	10	(2,760)

TOTAL CALL OPTIONS WRITTEN - (1.00%)		(229,702)

(Premiums received $(208,750))

PUT OPTIONS WRITTEN - (0.92%)

Ameriprise Financial, Inc.
Expiring December, 2012 at $50.00	50	(4,500)
Cabela’s, Inc.
Expiring December, 2012 at $50.00	20	(3,500)
CF Industries Holdings, Inc.
Expiring November, 2012 at $150.00	10	(200)
Expiring November, 2012 at $200.00	5	(1,575)

		(1,775)
Chubb Corp. (The)
Expiring October, 2012 at $70.00	35	(385)

www.bridgeway.com	43

Bridgeway Managed Volatility Fund
SCHEDULE OF OPTIONS WRITTEN (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Company	Number of Contracts	Value
Put Options Written (continued)
Cirrus Logic, Inc.
Expiring December, 2012 at $40.00	70	$(35,000)
CME Group, Inc.
Expiring January, 2013 at $55.00	42	(8,610)
Comcast Corp., Class A
Expiring October, 2012 at $30.00	60	(300)
ConocoPhillips
Expiring November, 2012 at $50.00	20	(400)
Expiring November, 2012 at $55.00	20	(1,960)

		(2,360)
CSX Corp.
Expiring November, 2012 at $22.50	100	(19,100)
Delphi Automotive PLC
Expiring November, 2012 at $25.00	25	(500)
Devon Energy Corp.
Expiring October, 2012 at $52.50	20	(180)
Dillards, Inc., Class A
Expiring November, 2012 at $75.00	10	(5,300)
Flowserve Corp.
Expiring January, 2013 at $130.00	16	(14,240)
Gap, Inc. (The)
Expiring December, 2012 at $35.00	80	(13,680)
Iron Mountain, Inc.
Expiring October, 2012 at $30.00	50	(250)
Expiring January, 2013 at $32.50	20	(4,700)

		(4,950)
Jarden Corp.
Expiring January, 2013 at $50.00	50	(9,050)
Kohl’s Corp.
Expiring October, 2012 at $50.00	20	(1,400)
Macquarie Infrastructure Co., LLC
Expiring January, 2013 at $40.00	60	(11,400)
Norfolk Southern Corp.
Expiring December, 2012 at $70.00	35	(24,850)
Northrop Grumman Corp.
Expiring November, 2012 at $67.50	35	(8,050)
Regeneron Pharmaceuticals, Inc.
Expiring November, 2012 at $140.00	21	(8,820)

Company	Number of Contracts	Value

Seagate Technology PLC
Expiring December, 2012 at $33.00	30	$(11,250)
Sherwin-Williams Co. (The)
Expiring December, 2012 at $140.00	5	(1,700)
Time Warner Cable, Inc.
Expiring January, 2013 at $90.00	25	(5,625)
Westlake Chemical Corp.
Expiring January, 2013 at $70.00	35	(16,450)

TOTAL PUT OPTIONS WRITTEN - (0.92%)		(212,975)

(Premiums received $(228,576))

TOTAL OPTIONS WRITTEN - (1.92%)		$(442,677)

(Premiums received $(437,326))

Summary of inputs used to value the Fund’s investments as of 09/30/2012 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Assets Table
	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Signifi- cant Obser- vable Inputs	Level 3 Signifi- cant Unobser- vable Inputs	Total
Common Stocks	$12,836,069	$—	$—	$12,836,069
U.S. Government Obligations	—	8,630,741	—	8,630,741
Money Market Fund	—	2,014,800	—	2,014,800

TOTAL	$12,836,069	$10,645,541	$—	$23,481,610

	Liabilities Table
	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Signifi- cant Obser- vable Inputs	Level 3 Signifi- cant Unobser- vable Inputs	Total
Written Options	$(442,677)	$—	$—	$(442,677)

TOTAL	$(442,677)	$—	$—	$(442,677)

See Notes to Quarterly Schedule of Investments.

44	Quarterly Report | September 30, 2012 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)
1. Organization:

Bridgeway Funds, Inc. (“Bridgeway” or the “Company”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Bridgeway is organized as a series fund, with 11 investment funds as of September 30, 2012 (each, a “Fund” and collectively, the “Funds”): Aggressive Investors 1, Ultra-Small Company, Ultra-Small Company Market, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, Large-Cap Growth, Blue Chip 35 Index and Managed Volatility Funds are presented in this report. The Omni Small-Cap Value Fund and Omni Tax-Managed Small-Cap Value are included in a separate report.

Bridgeway is authorized to issue 1,915,000,000 shares of common stock at $0.001 per share. As of September 30, 2012, 100,000,000 shares have been classified into the Aggressive Investors 1 Fund. 130,000,000 shares have been classified into the Blue Chip 35 Index Fund. 15,000,000 shares have been classified into the Ultra-Small Company Fund. 100,000,000 shares each have been classified into the Ultra-Small Company Market, Omni Small-Cap Value, Omni Tax-Managed Small-Cap Value, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, and Large-Cap Growth Funds. 50,000,000 shares have been classified into the Managed Volatility Fund. All shares outstanding currently represent Class N shares.

The Ultra-Small Company Fund is open to existing investors (direct only).

All of the Funds are no-load, diversified funds.

The Aggressive Investors 1 Fund seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three years or more).

The Ultra-Small Company, Ultra-Small Company Market, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value and Large-Cap Growth Funds seek to provide a long-term total return of capital, primarily through capital appreciation.

The Blue Chip 35 Index Fund seeks to provide long-term total return of capital, primarily through capital appreciation but also some income.

The Managed Volatility Fund seeks to provide a high current return with short-term risk less than or equal to 40% of the stock market.

Bridgeway Capital Management, Inc. (the “Adviser”) is the investment adviser for all of the Funds.

2. Significant Accounting Policies:

The following summary of significant accounting policies, followed in the preparation of the financial statements of the Funds, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities, Options, Futures and Other Investments Valuation Other than options, portfolio securities that are principally traded on a national securities exchange are valued at their last sale price on the principal exchange on which they are traded prior to the close of the New York Stock Exchange (“NYSE”), on each day the NYSE is open for business. If there is no closing price on the NYSE, the portfolio security will be valued using a composite price, which is defined as the last price for the security on any exchange. Portfolio securities other than options that are principally traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”). In the absence of recorded sales on their home exchange or NOCP in the case of NASDAQ traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

www.bridgeway.com	45

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

September 30, 2012 (Unaudited)

Short-term fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Options are valued at the close if there is trading volume and if there is no trading volume, the bid on long positions and ask on the short positions. Other investments for which no sales are reported are valued at the latest bid price in accordance with the pricing policy established by the Board of Directors.

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value (“NAV”) per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to fair valued securities for purposes of calculating the Funds’ NAVs may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

The inputs and valuation techniques used to determine the value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical assets

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Money market fund investments consist of mutual funds which invest primarily in securities that are valued at amortized cost, a Level 2 investment. Therefore, the money market funds are classified as Level 2 investments. The Funds’ total return swap values are derived by applying observable inputs to the outstanding notional values and are therefore classified as Level 2 investments also.

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting value and therefore the Funds’ results of operations.

46	Quarterly Report | September 30, 2012 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

September 30, 2012 (Unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Funds’ investments as of September 30, 2012 is included with each Fund’s Schedule of Investments.

The Funds’ policy is to recognize transfers into, and transfers out of, each level of hierarchy as of the beginning of the reporting period. For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2 in any of the Funds. Details regarding transfers into, and transfers out of, Level 3 can be found at the end of each Schedule of Investments for Funds that hold Level 3 securities.

Securities Lending Upon lending its securities to third parties, each Fund receives compensation in the form of fees. A Fund also continues to receive dividends on the securities loaned. The loans are secured by collateral at least equal to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of a Fund. Each Fund has the right under the lending agreement to recover the securities from the borrower on demand. Additionally, a Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

As of September 30, 2012, the Funds had securities on loan and related collateral with values shown below:

Bridgeway Fund	Securities on Loan Value	Value of Collateral

Aggressive Investors 1	$1,249,952	$1,308,175
Ultra-Small Company	12,972,756	13,365,226
Ultra-Small Company Market	30,120,742	31,275,783
Small-Cap Momentum	155,068	161,677
Small-Cap Growth	2,274,861	2,306,860
Small-Cap Value	5,093,361	5,248,991
Large-Cap Growth	11,583	11,924
Managed Volatility	27,209	28,128

It is each Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract. As of September 30, 2012 the collateral consisted of an institutional money market fund.

Risks and Uncertainties The Funds provide for various investment options, including stocks and call and put options. Such investments are exposed to various risks, such as interest rate, market and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

Security Transactions, Investment Income and Expenses Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date. Particularly related to the Managed Volatility Fund, discounts and premiums are accreted/amortized on the effective interest method.

Fund expenses that are not series-specific are allocated to each series based upon its relative proportion of net assets to the Funds’ total net assets or other appropriate basis.

www.bridgeway.com	47

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

September 30, 2012 (Unaudited)

Derivatives

The Funds’ use of derivatives for the period ended September 30, 2012 was limited to futures contracts, total return swaps, purchased options and written options. The following is a summary of the fair value of these derivatives.

Fund/Financial Instrument Type	Asset Derivative Fair Value	Liability Derivative Fair Value

Aggressive Investors 1
Other	$ 635	$ —

Ultra-Small Company Fund
Other	2,654	—

Ultra-Small Company Market Fund
Other	—	1,087

Small-Cap Value Fund
Other	—	12,586

Managed Volatility Fund
Equity Contracts	—	442,677

Futures Contracts The Funds may purchase or sell financial futures contracts to hedge cash positions, manage market risk and to dampen volatility in line with investment objectives. A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Fund’s exposure in these financial instruments. A Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, such Fund agrees to receive from or pay to the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized appreciation or depreciation. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counterparty risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of September 30, 2012, the Funds had no open futures contracts.

Options The Aggressive Investors 1 Fund may buy and sell calls and puts to increase or decrease each Fund’s exposure to stock market risk or for purposes of diversification of risk. The Managed Volatility Fund may buy and sell calls and puts to reduce the Fund’s volatility and provide some cash flow. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in such Fund’s Schedule of Investments as an investment and subsequently marked-to-market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by such Fund is included in its Statement of Assets and Liabilities as a liability and is subsequently marked-to-market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date, or if such Fund enters into a closing purchase transaction, that Fund realizes a gain (or a loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option that a Fund has written is assigned, such Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option that a Fund has written is assigned, the amount of the premium originally received reduces the cost of the security that such Fund purchased upon exercise of the option. Buying calls increases a Fund’s exposure to the underlying security to the extent of any premium paid. Buying puts on a stock market index tends to limit a Fund’s exposure to a stock market decline. All options purchased by the Funds were listed on exchanges and considered liquid positions with readily available market quotes.

48	Quarterly Report | September 30, 2012 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

September 30, 2012 (Unaudited)

Covered Call Options and Secured Puts The Aggressive Investors 1 and Managed Volatility Funds may write call options on a covered basis, that is, a Fund will own the underlying security, or a Fund may write secured puts. The principal reason for writing covered calls and secured puts on a security is to attempt to realize income through the receipt of premiums. The option writer has, in return for the premium, given up the opportunity for profit from a substantial price increase in the underlying security so long as the obligation as a writer continues, but has retained the risk of loss should the price of the security decline. All options were listed on exchanges and considered liquid positions with readily available market quotes. Transactions in options written during the period ended September 30, 2012 are as follows:

	Managed Volatility Fund Written Call Options		Managed Volatility Fund Written Put Options
	Contracts	Premiums	Contracts	Premiums

Outstanding, June 30, 2012	1,541	$322,393	1,020	$190,504
Positions Opened	1,314	212,744	1,184	258,230
Exercised	(744)	(165,167)	(445)	(49,213)
Expired	(650)	(118,990)	(365)	(96,855)
Closed	(158)	(42,230)	(425)	(74,090)
Outstanding, September 30, 2012	1,303	$208,750	969	$228,576
Market Value, September 30, 2012		$(229,702)		$(212,975)

The Aggressive Investors 1 Fund had no transactions in written options during the period ended September 30, 2012.

Swaps. Each Fund may enter into total return swaps. Total return swaps are agreements that provide a Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specified rate. The difference in the value of these income streams is recorded daily by the Funds and is settled in cash monthly.

The fee paid by a Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. In addition, if the underlying asset declines in value over the term of the swap, a Fund would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the underlying asset does not perform as anticipated by the Adviser. A Fund may use its own NAV as the underlying asset in a total return swap. This strategy serves to reduce cash drag (the impact of cash on a Fund’s overall return) by replacing it with the impact of market exposure based upon a Fund’s own investment holdings. The following total return swaps were open as of September 30, 2012:

Bridgeway Fund	Swap Counterparty	Description	Notional Principal	Maturity Date	Net Unrealized Gain\(Loss)

Aggressive Investors 1	ReFlow Management Co.	Fund receives the total return of the reference entity, which is this Fund’s NAV. Fund pays a floating rate of 1-month LIBOR plus 2.39%.	$2,575,596	October 1, 2012	$ 635
Ultra-Small Company	ReFlow Management Co.	Fund receives the total return of the reference entity, which is this Fund’s NAV. Fund pays a floating rate of 1-month LIBOR plus 2.39%.	1,011,060	October 1, 2012	2,654
Ultra-Small Company Market	ReFlow Management Co.	Fund receives the total return of the reference entity, which is this Fund’s NAV. Fund pays a floating rate of 1-month LIBOR plus 2.39%.	111,004	October 1, 2012	(1,087)
Small-Cap Value	ReFlow Management Co.	Fund receives the total return of the reference entity, which is this Fund’s NAV. Fund pays a floating rate of 1-month LIBOR plus 2.39%.	2,223,795	October 1, 2012	(12,586)

www.bridgeway.com	49

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

September 30, 2012 (Unaudited)

3. Federal Income Taxes

It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and distribute income to the extent necessary so that the Funds are not subject to federal income tax. Therefore, no federal income tax provision is required.

Unrealized Appreciation and Depreciation on Investments (Tax Basis) The amount of net unrealized appreciation/ depreciation and the cost of investment securities for tax purposes, including short-term securities at September 30, 2012, were as follows:

	Aggressive Investors 1	Ultra-Small Company	Ultra-Small Company Market
Gross appreciation (excess of value over tax cost)	$27,897,466	$20,375,344	$84,926,627
Gross depreciation (excess of tax cost over value)	(5,749,583)	(5,829,103)	(11,452,275)
Net unrealized appreciation (depreciation)	$22,147,883	$14,546,241	$73,474,352
Cost of investments for income tax purposes	$188,299,830	$91,350,244	$222,561,864

	Small-Cap Momentum	Small-Cap Growth	Small-Cap Value
Gross appreciation (excess of value over tax cost)	$172,575	$6,217,193	$11,652,166
Gross depreciation (excess of tax cost over value)	(43,272)	(1,816,533)	(3,383,102)
Net unrealized depreciation	$129,303	$4,400,660	$8,269,064
Cost of investments for income tax purposes	$2,078,912	$27,158,406	$67,333,427

	Large-Cap Growth	Blue Chip 35 Index	Managed Volatility
Gross appreciation (excess of value over tax cost)	$9,557,716	$94,174,433	$4,711,868
Gross depreciation (excess of tax cost over value)	(2,122,530)	(9,483,280)	(719,662)
Net unrealized appreciation (depreciation)	$7,435,186	$84,691,153	$3,992,206
Cost of investments for income tax purposes	$41,654,798	$188,543,366	$19,046,727

The differences between book and tax net unrealized appreciation (depreciation) are due to wash sale loss deferrals.

50	Quarterly Report | September 30, 2012 (Unaudited)

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.88%
Aerospace & Defense - 0.74%
AAR Corp.	32,000	$525,440
Astrotech Corp.*	30,000	29,310
Ducommun, Inc.*	16,300	221,680
EDAC Technologies Corp.*	6,900	97,497
Orbital Sciences Corp.*	28,150	409,864
Sypris Solutions, Inc.	26,100	186,354

		1,470,145

Air Freight & Logistics - 0.43%
Air Transport Services Group, Inc.*	64,600	284,240
Atlas Air Worldwide Holdings, Inc.*	5,300	273,639
Pacer International, Inc.*	28,400	113,032
Park-Ohio Holdings Corp.*	8,700	188,529

		859,440

Airlines - 1.32%
Hawaiian Holdings, Inc.*	41,334	231,057
JetBlue Airways Corp.*	184,950	885,911
Republic Airways Holdings, Inc.*	34,000	157,420
SkyWest, Inc.	33,800	349,154
US Airways Group, Inc.*	97,900	1,024,034

		2,647,576

Auto Components - 1.97%
China Automotive Systems, Inc.*+	22,400	86,464
China XD Plastics Co., Ltd.*	50,900	192,911
Cooper Tire & Rubber Co.	70,100	1,344,518
Exide Technologies*	35,000	108,500
Federal-Mogul Corp.*	54,000	494,100
Modine Manufacturing Co.*	24,300	179,334
Shiloh Industries, Inc.	4,700	52,734
SORL Auto Parts, Inc.*	29,900	55,614
Spartan Motors, Inc.	14,950	74,750
Standard Motor Products, Inc.	38,000	699,960
Stoneridge, Inc.*	38,900	193,333
Strattec Security Corp.	1,300	27,677
Superior Industries International, Inc.	12,200	208,498
Tower International, Inc.*	28,900	222,819

		3,941,212

Beverages - 0.24%
Coca-Cola Bottling Co. Consolidated	7,200	490,320

Building Products - 0.73%
Ameresco, Inc., Class A*	27,000	318,870

Industry Company	Shares	Value

Building Products (continued)
Gibraltar Industries, Inc.*	11,250	$144,225
Griffon Corp.	28,800	296,640
Nortek, Inc.*	4,800	262,704
Patrick Industries, Inc.*	10,300	159,341
Universal Forest Products, Inc.	5,800	240,932
US Home Systems, Inc.	2,800	34,916

		1,457,628

Capital Markets - 1.43%
Calamos Asset
Management, Inc., Class A	13,000	151,320
Capital Southwest Corp.	2,600	291,070
Cowen Group, Inc., Class A*	40,200	108,540
FBR & Co.*	86,400	266,976
GFI Group, Inc.	54,350	172,833
Gleacher & Co., Inc.*	57,300	41,829
INTL. FCStone, Inc.*	12,500	238,250
Investment Technology Group, Inc.*	18,350	159,645
NGP Capital Resources Co.	100	746
Oppenheimer Holdings, Inc., Class A	15,300	244,035
Piper Jaffray Cos.*	11,400	290,130
SWS Group, Inc.*	41,200	251,732
Walter Investment Management Corp.*	17,200	636,572

		2,853,678

Chemicals - 3.32%
American Pacific Corp.*	2,900	34,539
China Green Agriculture, Inc.*+	36,800	120,704
Core Molding Technologies, Inc.*	6,200	45,322
Georgia Gulf Corp.	31,950	1,157,229
Gulf Resources, Inc.*+	42,400	47,488
Koppers Holdings, Inc.	10,700	373,751
Kraton Performance Polymers, Inc.*	48,350	1,261,935
Material Sciences Corp.*	5,200	47,528
OM Group, Inc.*	33,700	624,798
OMNOVA Solutions, Inc.*	45,650	345,570
Penford Corp.*	18,400	137,632
Schulman (A.), Inc.	30,900	736,038
Spartech Corp.*	59,200	316,720
Stepan Co.	3,000	288,360
Tredegar Corp.	28,800	510,912
Yongye International, Inc.*+	62,400	285,792

www.bridgewayomni.com	1

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Chemicals (continued)
Zep, Inc.	19,400	$293,328

		6,627,646

Commercial Banks - 8.66%
1st Source Corp.	9,814	218,558
Access National Corp.	2,700	36,882
Ameris Bancorp*	41,900	527,521
BancorpSouth, Inc.	43,650	643,401
Bank of Commerce Holdings	7,600	34,276
Banner Corp.	11,450	310,295
BCB Bancorp, Inc.	10,400	111,696
C&F Financial Corp.+	1,200	47,220
Capital City Bank Group, Inc.	28,150	299,516
Chemical Financial Corp.	12,500	302,500
CoBiz Financial, Inc.	16,600	116,200
Columbia Banking System, Inc.	14,800	274,392
Enterprise Financial Services Corp.	33,500	455,600
Fidelity Southern Corp.+	17,079	161,567
First Bancorp	7,600	87,628
First Bancorp, Inc.	1,295	22,727
First BanCorp. (Puerto Rico)*	179,500	793,390
First Busey Corp.	25,300	123,464
First Commonwealth Financial Corp.	53,300	375,765
First Community Bancshares, Inc.	17,500	267,050
First Financial Bancorp	17,000	287,470
First Interstate Bancsystem, Inc.	20,200	302,192
First Merchants Corp.	18,211	273,347
First Midwest Bancorp, Inc.	48,000	602,400
First United Corp.*	9,200	62,836
Firstbank Corp.	14,800	148,148
Glacier Bancorp, Inc.	24,700	384,826
Great Southern Bancorp, Inc.	6,000	185,460
Guaranty Bancorp*	24,000	48,480
Hampton Roads Bankshares, Inc.*+	22,300	33,450
Hanmi Financial Corp.*	150	1,922
Heartland Financial USA, Inc.	7,350	200,435
Horizon Bancorp+	2,100	60,018
Hudson Valley Holding Corp.	10,600	180,730
Independent Bank Corp.*	3,800	10,298

Industry Company	Shares	Value

Commercial Banks (continued)
International Bancshares Corp.	14,087	$268,357
Intervest Bancshares Corp., Class A*	32,800	124,640
Lakeland Bancorp, Inc.	32,600	337,410
Macatawa Bank Corp.*	13,200	41,052
MainSource Financial Group, Inc.	9,050	116,202
MB Financial, Inc.	17,400	343,650
MBT Financial Corp.*	24,300	63,909
Mercantile Bank Corp.*	3,300	56,562
Metro Bancorp, Inc.*	6,300	79,821
NewBridge Bancorp*	7,000	33,880
Orrstown Financial Services, Inc.*	5,600	61,600
Peapack Gladstone Financial Corp.	5,420	88,563
Peoples Bancorp, Inc.	4,800	109,872
Pinnacle Financial Partners, Inc.*	18,700	361,284
PrivateBancorp, Inc.	49,750	795,502
Renasant Corp.	11,512	225,693
Republic Bancorp, Inc., Class A	20,950	459,852
S&T Bancorp, Inc.	22,000	387,420
Savannah Bancorp, Inc. (The)*	3,200	31,968
SCBT Financial Corp.	4,106	165,390
Southwest Bancorp, Inc.*	32,900	356,965
State Bank Financial Corp.	17,900	295,171
StellarOne Corp.	8,100	106,596
Suffolk Bancorp*	3,896	57,115
Sun Bancorp, Inc.*	123,400	415,858
Susquehanna Bancshares, Inc.	68,450	715,987
Synovus Financial Corp.	328,750	779,138
Taylor Capital Group, Inc.*+	641	10,974
Tompkins Financial Corp.	938	38,008
Trico Bancshares	700	11,571
Union First Market Bankshares Corp.	11,700	182,052
United Community Banks, Inc.*	35,650	299,104
Univest Corp. of Pennsylvania	14,300	257,400
Virginia Commerce Bancorp, Inc.*	35,350	309,312
WesBanco, Inc.	18,900	391,419
Wilshire Bancorp, Inc.*	57,300	360,990
Wintrust Financial Corp.	12,800	480,896

2	Quarterly Report | September 30, 2012 (Unaudited)

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
Yadkin Valley Financial Corp.*	28,600	$94,380

		17,307,223

Commercial Services & Supplies - 6.04%
ABM Industries, Inc.	38,700	732,591
American Reprographics Co.*	78,350	334,554
AMREP Corp.*	9,700	97,000
Asset Acceptance Capital Corp.*	31,500	234,990
Brink’s Co. (The)	49,150	1,262,664
Casella Waste Systems, Inc., Class A*	20,650	88,382
Consolidated Graphics, Inc.*	18,675	487,231
Courier Corp.	9,200	112,424
Deluxe Corp.	40,600	1,240,736
EnergySolutions, Inc.*	212,600	580,398
Geo Group, Inc. (The)	41,800	1,156,606
Herman Miller, Inc.	29,300	569,592
HNI Corp.	31,500	803,565
Industrial Services of America, Inc.*+	6,000	21,960
Intersections, Inc.	31,300	329,902
Kimball International, Inc., Class B	31,800	388,596
Metalico, Inc.*	63,000	161,280
Multi-Color Corp.	22,400	518,784
Perma-Fix Environmental Services*	41,000	42,640
Schawk, Inc.	14,200	185,310
Standard Parking Corp.*	13,750	308,412
Standard Register Co. (The)	11,450	8,130
Sykes Enterprises, Inc.*	37,600	505,344
TMS International Corp., Class A*	42,100	416,790
TRC Cos., Inc.*	31,650	238,008
United Stationers, Inc.	32,600	848,252
Versar, Inc.*	8,900	29,726
Viad Corp.	17,400	362,964

		12,066,831

Communications Equipment - 0.63%
Bel Fuse, Inc., Class B	13,500	252,180
Black Box Corp.	18,250	465,558
Communications Systems, Inc.	1,000	11,280
Globecomm Systems, Inc.*	31,200	347,880
Tessco Technologies, Inc.	6,650	140,780
Zoom Technologies, Inc.*	43,200	38,880

		1,256,558

Industry Company	Shares	Value

Computers & Peripherals - 0.43%
Cray, Inc.*	16,300	$207,010
Dot Hill Systems Corp.*	35,800	38,306
Hutchinson Technology, Inc.*	62,900	109,446
Imation Corp.*	17,300	96,707
Novatel Wireless, Inc.*	71,100	140,778
Xyratex, Ltd.	30,200	277,840

		870,087

Construction & Engineering - 0.74%
Argan, Inc.	18,600	324,570
EMCOR Group, Inc.	2,800	79,912
Great Lakes Dredge & Dock Corp.	20,850	160,545
Michael Baker Corp.*	3,400	81,124
Northwest Pipe Co.*	13,400	330,310
Orion Marine Group, Inc.*	10,800	80,244
Primoris Services Corp.	18,800	245,340
Sterling Construction Co., Inc.*	18,250	182,135

		1,484,180

Construction Materials - 0.28%
Headwaters, Inc.*	84,800	557,984

Consumer Finance - 0.84%
Cash America International, Inc.	10,200	393,414
CompuCredit Holdings Corp.*	20,737	77,142
DFC Global Corp.*	19,600	336,140
First Marblehead Corp. (The)*	159,100	167,055
Nelnet, Inc., Class A	25,800	612,492
QC Holdings, Inc.	27,300	97,734

		1,683,977

Containers & Packaging - 0.85%
AEP Industries, Inc.*	5,550	336,274
Boise, Inc.	127,050	1,112,958
Myers Industries, Inc.	15,600	243,672

		1,692,904

Distributors - 0.22%
Amcon Distributing Co.	600	38,940
Core-Mark Holding Co., Inc.	5,600	269,416
VOXX International Corp.*	18,200	136,136

		444,492

Diversified Consumer Services - 1.33%
Cambium Learning Group, Inc.*	18,950	18,760
Capella Education Co.*	9,700	340,082

www.bridgewayomni.com	3

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Diversified Consumer Services (continued)
Career Education Corp.*	38,800	$146,276
Carriage Services, Inc.	13,950	134,897
Coinstar, Inc.*+	250	11,245
Corinthian Colleges, Inc.*	108,650	258,587
Learning Tree International, Inc.*	11,700	59,553
Lincoln Educational Services Corp.	37,025	155,505
Mac-Gray Corp.	11,100	148,851
Regis Corp.	60,450	1,111,071
School Specialty, Inc.*+	8,550	19,665
Universal Technical Institute, Inc.	18,500	253,450

		2,657,942

Diversified Financial Services - 0.80%
Gain Capital Holdings, Inc.	26,899	132,612
Interactive Brokers Group, Inc., Class A	21,150	296,523
MicroFinancial, Inc.	13,746	125,776
PHH Corp.*	45,050	916,767
Primus Guaranty, Ltd.*	16,700	135,270

		1,606,948

Diversified Telecommunication Services - 1.44%
Atlantic Tele-Network, Inc.	14,200	610,316
Cbeyond, Inc.*	26,550	261,783
Consolidated Communications Holdings, Inc.	22,300	383,337
General Communication, Inc., Class A*	59,550	583,590
Hawaiian Telcom Holdco, Inc.*	10,200	180,846
HickoryTech Corp.	6,000	63,480
IDT Corp., Class B	25,275	259,574
Iridium Communications, Inc.*	29,800	218,136
Multiband Corp.*	9,700	20,855
Premiere Global Services, Inc.*	9,500	88,825
Primus Telecommunications Group, Inc.+	13,700	209,199

		2,879,941

Electrical Equipment - 0.57%
Allied Motion Technologies, Inc.	17,400	114,840
China BAK Battery, Inc.*	1,800	1,177
Coleman Cable, Inc.	18,400	177,376
General Cable Corp.*	3,900	114,582
Global Power Equipment Group, Inc.	13,972	258,342

Industry Company	Shares	Value

Electrical Equipment (continued)
Lihua International, Inc.	31,250	$111,250
LSI Industries, Inc.	36,100	243,314
Orion Energy Systems, Inc.*	35,000	68,600
SL Industries, Inc.*	1,650	23,430
Ultralife Corp.*	7,350	22,859

		1,135,770

Electronic Equipment, Instruments & Components - 3.61%
Agilysys, Inc.*	14,400	123,840
IEC Electronics Corp.*	800	5,424
Insight Enterprises, Inc.*	29,800	520,904
Itron, Inc.*	13,100	565,265
Kemet Corp.*	58,850	258,940
LoJack Corp.*	8,000	18,000
Multi-Fineline Electronix, Inc.*	7,600	171,380
Newport Corp.*	26,000	287,560
PAR Technology Corp.*	29,000	158,050
PC Connection, Inc.	12,000	138,120
PC Mall, Inc.*	5,600	32,928
Plexus Corp.*	40,200	1,217,658
Power-One, Inc.*	8,800	49,280
Pulse Electronics Corp.	18,650	15,293
Sanmina-SCI Corp.*	102,150	867,254
SMTC Corp.*+	10,700	32,528
SYNNEX Corp.*	35,900	1,169,622
TTM Technologies, Inc.*	106,650	1,005,709
Viasystems Group, Inc.*	26,700	461,910
Vishay Precision Group, Inc.*	9,048	126,491

		7,226,156

Energy Equipment & Services - 2.97%
Basic Energy Services, Inc.*+	49,000	549,780
Cal Dive International, Inc.*	2,750	4,207
Dawson Geophysical Co.*	26,000	656,760
ENGlobal Corp.*	71,200	37,772
Exterran Holdings, Inc.*	79,800	1,618,344
Global Geophysical Services, Inc.*	41,500	228,665
Hercules Offshore, Inc.*	47,300	230,824
Key Energy Services, Inc.*	102,600	718,200
Matrix Service Co.*	6,600	69,762
Parker Drilling Co.*	104,450	441,824
PHI, Inc.*	6,900	217,074
Pioneer Energy Services Corp.*	63,000	490,770
TETRA Technologies, Inc.*	30,600	185,130
TGC Industries, Inc.*	11,655	83,916
Vantage Drilling Co.*	45,400	83,536

4	Quarterly Report | September 30, 2012 (Unaudited)

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Energy Equipment & Services (continued)
Willbros Group, Inc.*	60,300	$323,811

		5,940,375

Food & Staples Retailing - 2.57%
Andersons, Inc. (The)	25,400	956,564
Ingles Markets, Inc., Class A	22,400	366,240
Nash Finch Co.	20,300	414,526
Pantry, Inc. (The)*	20,800	302,640
Spartan Stores, Inc.	16,700	255,677
SUPERVALU, Inc.+	268,100	646,121
Susser Holdings Corp.*	18,850	681,805
Village Super Market, Inc., Class A	13,000	477,880
Weis Markets, Inc.	24,300	1,028,619

		5,130,072

Food Products - 1.46%
Chiquita Brands International, Inc.*	18,800	143,632
Diamond Foods, Inc.+	15,300	287,946
Dole Food Co., Inc.*+	40,700	571,021
Farmer Bros. Co.*	12,700	120,777
Feihe International, Inc.*	13,800	83,214
Fresh Del Monte Produce, Inc.	33,800	865,280
John B. Sanfilippo & Son, Inc.*	9,200	119,784
Omega Protein Corp.*	23,650	162,239
Overhill Farms, Inc.*	9,000	41,220
Seneca Foods Corp., Class A*	5,200	155,272
SkyPeople Fruit Juice, Inc.*+	62,900	100,640
Westway Group, Inc.*	10,700	66,233
Zhongpin, Inc.*	18,700	205,700

		2,922,958

Health Care Equipment & Supplies - 0.22%
DynaVox, Inc., Class A*	66,300	35,006
Fonar Corp.*	17,700	66,375
Invacare Corp.	14,350	202,909
Medical Action Industries, Inc.*	26,000	90,740
RTI Biologics, Inc.*	1,600	6,672
Theragenics Corp.*	20,000	34,400

		436,102

Health Care Providers & Services - 4.61%
Addus HomeCare Corp.*	4,800	25,920
Advocat, Inc.	2,600	14,950
Almost Family, Inc.*	4,250	90,440
Amedisys, Inc.*	13,150	181,602

Industry Company	Shares	Value

Health Care Providers & Services (continued)
AMN Healthcare Services, Inc.*	44,134	$443,988
Amsurg Corp.*	28,550	810,249
BioScrip, Inc.*	24,550	223,650
CardioNet, Inc.*	16,500	41,580
Chindex International, Inc.*	8,500	87,805
Cross Country Healthcare, Inc.*	24,050	113,516
Emeritus Corp.*	31,200	653,328
Ensign Group, Inc. (The)	9,450	289,217
Five Star Quality Care, Inc.*	21,300	108,843
Healthways, Inc.*	15,150	177,406
Kindred Healthcare, Inc.*	23,400	266,292
LHC Group, Inc.*	8,450	156,071
Molina Healthcare, Inc.*	41,650	1,047,498
PharMerica Corp.*	44,350	561,471
Providence Service Corp. (The)*	16,000	207,840
PSS World Medical, Inc.*	40,100	913,478
Select Medical Holdings Corp.*	118,800	1,334,124
Skilled Healthcare Group, Inc., Class A*	46,748	300,590
Triple-S Management Corp., Class B*	39,900	833,910
Universal American Corp.*	35,100	324,324

		9,208,092

Hotels, Restaurants & Leisure - 5.51%
Ark Restaurants Corp.	1,600	26,640
Biglari Holdings, Inc.*	612	223,417
Bob Evans Farms, Inc.	21,275	832,491
Boyd Gaming Corp.*+	90,250	637,165
Caribou Coffee Co., Inc.*	13,300	182,609
Carrols Restaurant Group, Inc.*	18,025	103,824
CEC Entertainment, Inc.	21,650	652,098
Cracker Barrel Old Country Store, Inc.	20,600	1,382,466
DineEquity, Inc.*	10,300	576,800
Dover Downs Gaming & Entertainment, Inc.	12,500	31,125
Einstein Noah Restaurant Group, Inc.	19,225	340,090
Famous Dave’s of America, Inc.*	3,400	32,368
Fiesta Restaurant Group, Inc.*	18,025	286,057
Frisch’s Restaurants, Inc.	6,800	134,980
Full House Resorts, Inc.*	8,400	31,500
Isle of Capri Casinos, Inc.*	53,600	372,520

www.bridgewayomni.com	5

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
J. Alexander’s Corp.*	2,300	$33,281
Jack in the Box, Inc.*	36,050	1,013,366
Kona Grill, Inc.*	4,100	36,695
Lakes Entertainment, Inc.*	22,700	48,351
Luby’s, Inc.*	12,600	84,798
Marcus Corp.	13,350	148,185
MTR Gaming Group, Inc.*	40,600	170,926
Multimedia Games Holding Co., Inc.*	11,900	187,187
Nevada Gold & Casinos, Inc.*	7,800	6,864
Pinnacle Entertainment, Inc.*	47,450	581,262
Red Robin Gourmet Burgers, Inc.*	16,200	527,472
Ruby Tuesday, Inc.*	69,100	500,975
Ruth’s Hospitality Group, Inc.*	44,000	280,280
Scientific Games Corp., Class A*	41,350	341,964
Sonic Corp.*	70,000	718,900
Speedway Motorsports, Inc.	7,700	118,580
Town Sports International Holdings, Inc.*	30,000	371,100

		11,016,336

Household Durables - 0.84%
CSS Industries, Inc.	11,800	242,490
Emerson Radio Corp.*	10,500	21,420
Ethan Allen Interiors, Inc.	11,700	256,464
Flexsteel Industries, Inc.	4,900	101,430
Hooker Furniture Corp.	10,900	141,591
La-Z-Boy, Inc.*	21,800	318,934
Libbey, Inc.*	30,649	483,641
Lifetime Brands, Inc.	9,700	115,527

		1,681,497

Household Products - 0.71%
Central Garden & Pet Co., Class A*	31,750	383,540
Harbinger Group, Inc.*+	115,200	971,136
Oil-Dri Corp. of America	3,150	72,891

		1,427,567

Independent Power Producers & Energy Traders - 0.04%
Genie Energy, Ltd., Class B	10,275	73,672

Insurance - 4.74%
American Equity Investment Life Holding Co.	53,850	626,275
American Safety Insurance Holdings, Ltd.*	12,600	235,494

Industry Company	Shares	Value

Insurance (continued)
Crawford & Co., Class B	73,674	$369,107
Eastern Insurance Holdings, Inc.	15,400	258,258
EMC Insurance Group, Inc.	5,800	121,800
FBL Financial Group, Inc., Class A	13,950	463,140
First American Financial Corp.	28,875	625,721
Fortegra Financial Corp.*	24,185	191,787
Hallmark Financial Services, Inc.*	19,100	155,474
Homeowners Choice, Inc.	9,900	232,650
Horace Mann Educators Corp.	17,900	324,169
Independence Holding Co.	19,326	194,613
Infinity Property & Casualty Corp.	5,100	307,989
Maiden Holdings, Ltd.	57,600	512,064
Meadowbrook Insurance Group, Inc.	88,100	677,489
Montpelier Re Holdings, Ltd.	22,600	500,138
National Financial Partners Corp.*	19,150	323,635
National Western Life Insurance Co., Class A	1,625	232,781
Navigators Group, Inc. (The)*	5,900	290,428
Protective Life Corp.	3,600	94,356
Selective Insurance Group, Inc.	24,250	460,507
State Auto Financial Corp.	18,100	296,659
Stewart Information Services Corp.	8,650	174,211
Symetra Financial Corp.	75,950	934,185
Tower Group, Inc.	18,450	357,746
United Fire Group, Inc.	11,600	291,392
Universal Insurance Holdings, Inc.	56,816	218,742

		9,470,810

Internet & Catalog Retail - 0.46%
1-800-Flowers.com, Inc., Class A*	74,150	276,579
dELiA*s, Inc.*	13,300	18,487
Nutrisystem, Inc.+	29,800	313,794
Orbitz Worldwide, Inc.*	85,200	217,260
Overstock.com, Inc.*+	9,800	101,528

		927,648

Internet Software & Services - 0.72%
EarthLink, Inc.	88,700	631,544

6	Quarterly Report | September 30, 2012 (Unaudited)

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Internet Software & Services (continued)
Tucows, Inc.*	76,800	$98,304
United Online, Inc.	126,900	700,488

		1,430,336

IT Services - 2.76%
Acxiom Corp.*	56,050	1,024,034
Analysts International Corp.*	2,800	10,836
CACI International, Inc., Class A*	21,400	1,108,306
CIBER, Inc.*	90,550	314,208
CSG Systems International, Inc.*	27,450	617,351
Dynamics Research Corp.*	10,300	70,555
Edgewater Technology, Inc.*	5,600	21,896
Global Cash Access Holdings, Inc.*	51,500	414,575
Hackett Group, Inc. (The)*	22,300	93,214
Lender Processing Services, Inc.	10,700	298,423
Mantech International Corp., Class A	44,200	1,060,800
NCI, Inc., Class A*	6,100	41,968
Online Resources Corp.*	53,250	156,022
Pfsweb, Inc.*	10,300	29,767
TNS, Inc.*	17,200	257,140

		5,519,095

Leisure Equipment & Products - 0.62%
Arctic Cat, Inc.*	8,400	348,264
Cybex International, Inc.*	39,400	56,736
Johnson Outdoors, Inc., Class A*	15,700	335,823
Nautilus, Inc.*	53,900	141,218
Smith & Wesson Holding Corp.*	26,500	291,765
Summer Infant, Inc.*	34,100	63,085

		1,236,891

Life Sciences Tools & Services - 0.08%
Cambrex Corp.*	13,150	154,250

Machinery - 1.92%
Accuride Corp.*	61,900	288,454
Albany International Corp., Class A	11,350	249,360
Ampco-Pittsburgh Corp.	3,800	70,110
Briggs & Stratton Corp.	24,300	453,681
China Valves Technology, Inc.*	56,500	27,120
Cleantech Solutions International, Inc.*	11,500	33,810
Columbus McKinnon Corp.*	18,500	279,535

Industry Company	Shares	Value

Machinery (continued)
Commercial Vehicle Group, Inc.*	39,100	$287,385
Federal Signal Corp.*	23,200	146,624
FreightCar America, Inc.	14,200	252,618
Greenbrier Cos., Inc.*	10,200	164,628
Key Technology, Inc.*	2,100	20,160
LB Foster Co., Class A	3,900	126,126
Lydall, Inc.*	8,200	115,538
Miller Industries, Inc.	10,400	166,920
Mueller Water Products, Inc., Class A	92,000	450,800
NACCO Industries, Inc., Class A	3,050	382,500
NF Energy Saving Corp.*	29,200	22,192
NN, Inc.*	17,950	152,396
Supreme Industries, Inc., Class A*	34,100	124,465
Xerium Technologies, Inc.*	5,400	18,900

		3,833,322

Marine - 0.29%
Baltic Trading, Ltd.	42,800	138,244
Eagle Bulk Shipping, Inc.*+	19,000	68,590
Excel Maritime Carriers, Ltd.*	99,400	69,083
Genco Shipping & Trading, Ltd.*	45,200	166,336
International Shipholding Corp.	8,050	135,803

		578,056

Media - 2.55%
AH Belo Corp., Class A	41,700	201,411
Ballantyne Strong, Inc.*	14,000	58,240
Belo Corp., Class A	28,550	223,546
Cumulus Media, Inc., Class A*	25,200	69,048
Dex One Corp.*	97,100	121,375
E.W. Scripps Co., Class A (The)*	26,500	282,225
Entercom Communications Corp., Class A*	37,500	257,250
Entravision Communications
Corp., Class A	38,300	51,322
Gray Television, Inc.*	99,550	226,974
Journal Communications, Inc., Class A*	57,100	296,920
Lee Enterprises, Inc.*	43,200	63,936
Media General, Inc., Class A*+	15,300	79,254
Meredith Corp.+	20,950	733,250

www.bridgewayomni.com	7

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Media (continued)
Navarre Corp.*	16,500	$25,740
New York Times Co., Class A (The)*	93,850	915,976
Radio One, Inc., Class D*+	23,100	19,173
Reading International, Inc., Class A*	10,700	63,130
Salem Communications Corp., Class A	24,800	129,952
Scholastic Corp.	18,250	579,985
Valassis Communications, Inc.*+	28,100	693,789

		5,092,496

Metals & Mining - 2.31%
Friedman Industries, Inc.	3,000	30,570
Golden Star Resources, Ltd.*	343,000	675,710
Handy & Harman, Ltd.*	12,500	184,750
Horsehead Holding Corp.*	7,800	72,852
Jaguar Mining, Inc.*+	168,800	202,560
Materion Corp.	16,600	395,080
Noranda Aluminum Holding Corp.	89,850	601,096
Schnitzer Steel Industries, Inc., Class A	28,800	810,720
Worthington Industries, Inc.	76,200	1,650,492

		4,623,830

Multiline Retail - 0.57%
Bon-Ton Stores, Inc. (The)	25,950	246,525
Fred’s, Inc., Class A	46,200	657,426
Tuesday Morning Corp.*	34,600	226,630

		1,130,581

Oil, Gas & Consumable Fuels - 6.46%
Adams Resources & Energy, Inc.	5,900	179,950
Alon USA Energy, Inc.	83,100	1,138,470
Andatee China Marine Fuel Services Corp.*	7,800	8,736
Bill Barrett Corp.*	11,200	277,424
BioFuel Energy Corp.*+	10,900	55,263
Callon Petroleum Co.*	57,300	352,395
Clayton Williams Energy, Inc.*	16,000	830,240
Cloud Peak Energy, Inc.*	82,800	1,498,680
Comstock Resources, Inc.*	15,400	283,052
Crimson Exploration, Inc.*	20,250	86,467
Crosstex Energy, Inc.	59,450	834,084
Delek US Holdings, Inc.	46,600	1,187,834
Double Eagle Petroleum Co.*	17,600	97,328

Industry Company	Shares	Value

Oil, Gas & Consumable Fuels (continued)
EPL Oil & Gas, Inc.*	21,500	$436,235
GMX Resources, Inc.*+	33,100	26,480
Green Plains Renewable Energy, Inc.*	58,200	341,052
Halcon Resources Corp.*	16,667	122,169
James River Coal Co.*	22,400	64,512
Longwei Petroleum Investment Holding, Ltd.*	100,300	176,528
Penn Virginia Corp.	38,300	237,460
PostRock Energy Corp.*	12,000	20,520
REX American Resources Corp.*	18,100	325,981
Sino Clean Energy, Inc.*	50,300	16,599
Stone Energy Corp.*	42,100	1,057,552
Swift Energy Co.*	45,400	947,952
W&T Offshore, Inc.	74,600	1,400,988
Warren Resources, Inc.*	79,600	241,984
Western Refining, Inc.	25,800	675,444

		12,921,379

Paper & Forest Products - 2.87%
Clearwater Paper Corp.*	7,600	313,956
KapStone Paper & Packaging Corp.*	68,650	1,537,074
Mercer International, Inc.*	77,250	576,285
Neenah Paper, Inc.	20,200	578,528
Orient Paper, Inc.	37,000	74,370
PH Glatfelter Co.	53,450	951,944
Resolute Forest Products*+	77,000	1,001,000
Wausau Paper Corp.	76,200	705,612

		5,738,769

Personal Products - 0.13%
Medifast, Inc.*	5,000	130,750
Nutraceutical International Corp.*	7,700	121,352
Synutra International, Inc.*+	300	1,386

		253,488

Professional Services - 1.39%
Barrett Business Services, Inc.	10,100	273,710
CBIZ, Inc.*	42,775	257,506
CDI Corp.	15,400	262,262
CRA International, Inc.*	13,800	238,464
Dolan Co. (The)*	56,200	302,356
Heidrick & Struggles International, Inc.	3,600	45,864
Hudson Global, Inc.*	32,300	144,058
ICF International, Inc.*	7,150	143,715
Insperity, Inc.	15,400	388,542

8	Quarterly Report | September 30, 2012 (Unaudited)

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Professional Services (continued)
Kelly Services, Inc., Class A	13,600	$171,360
Kforce, Inc.*	19,150	225,778
Navigant Consulting, Inc.*	11,000	121,550
RCM Technologies, Inc.*	6,100	33,184
VSE Corp.	6,700	164,083

		2,772,432

Road & Rail - 1.32%
Amerco, Inc.	4,700	499,892
Arkansas Best Corp.	25,000	198,000
Avis Budget Group, Inc.*	70,750	1,088,135
Celadon Group, Inc.	8,400	134,988
Covenant Transportation Group, Inc., Class A*	5,300	24,380
Marten Transport, Ltd.	8,150	143,196
P.A.M. Transportation Services, Inc.	3,500	34,877
Saia, Inc.*	15,750	317,205
Swift Transportation Co.*	8,800	75,856
Universal Truckload Services, Inc.	7,809	124,710
USA Truck, Inc.*	300	1,092

		2,642,331

Semiconductors & Semiconductor Equipment - 1.85%
Advanced Energy Industries, Inc.*	11,800	145,376
Amkor Technology, Inc.*+	157,550	693,220
Amtech Systems, Inc.*	4,300	14,104
AXT, Inc.*	55,200	186,576
DSP Group, Inc.*	700	4,158
GT Advanced Technologies, Inc.*+	96,700	527,015
inTEST Corp.*	8,000	21,200
Kulicke & Soffa Industries, Inc.*	45,000	468,000
LTX-Credence Corp.*	15,000	86,250
Magnachip Semiconductor Corp.*	38,400	453,120
OmniVision Technologies, Inc.*	19,400	270,727
Photronics, Inc.*	62,950	338,042
Spansion, Inc., Class A*	26,500	315,880
Ultra Clean Holdings*	30,800	175,868
		3,699,536

Software - 0.11%
Bsquare Corp.*	4,800	15,264

Industry Company	Shares	Value

Software (continued)
Cinedigm Digital Cinema Corp., Class A*	29,100	$39,285
Majesco Entertainment Co.*	58,800	74,088
Net 1 UEPS Technologies, Inc.*	3,400	30,770
TeleCommunication Systems, Inc., Class A*	32,600	70,416

		229,823

Specialty Retail - 8.56%
Aeropostale, Inc.*	29,100	393,723
ANN, Inc.*	57,600	2,173,248
Appliance Recycling Centers of America, Inc.*	5,300	17,543
Asbury Automotive Group, Inc.*	13,125	366,844
Barnes & Noble, Inc.*	73,400	938,052
Body Central Corp.*	26,100	272,745
Books-A-Million, Inc.*	31,600	92,588
Brown Shoe Co., Inc.	51,400	823,942
Build-A-Bear Workshop, Inc.*	8,050	31,395
Casual Male Retail Group, Inc.*	20,500	94,915
Children’s Place Retail Stores, Inc. (The)*	22,100	1,326,000
Citi Trends, Inc.*	28,900	362,839
Conn’s, Inc.*	13,450	296,572
Destination Maternity Corp.	10,400	194,480
Group 1 Automotive, Inc.	30,600	1,843,038
Haverty Furniture Cos., Inc.	11,300	156,844
hhgregg, Inc.*+	55,200	380,880
Hot Topic, Inc.	29,150	253,605
Kirkland’s, Inc.*	11,550	114,692
New York & Co., Inc.*	26,200	98,250
Office Depot, Inc.*	458,300	1,173,248
OfficeMax, Inc.	130,700	1,020,767
Pep Boys-Manny, Moe & Jack (The)	52,000	529,360
Perfumania Holdings, Inc.*	7,000	50,400
RadioShack Corp.+	41,804	99,494
rue21, inc.*	8,300	258,545
Shoe Carnival, Inc.	14,700	345,891
Sonic Automotive, Inc., Class A	61,500	1,167,270
Stage Stores, Inc.	46,600	981,396
Stein Mart, Inc.*	33,750	287,212
Systemax, Inc.*	15,400	181,874

www.bridgewayomni.com	9

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Specialty Retail (continued)
TravelCenters of America LLC*	35,400	$189,744
West Marine, Inc.*	35,300	375,239
Wet Seal, Inc., Class A (The)*	72,200	227,430

		17,120,065

Textiles, Apparel & Luxury Goods - 1.62%
Alpha PRO Tech, Ltd.*	12,400	18,104
Crown Crafts, Inc.	24,500	150,675
Jones Group, Inc. (The)	87,800	1,129,986
Lakeland Industries, Inc.*	3,300	20,493
Movado Group, Inc.	5,900	198,948
Perry Ellis International, Inc.*	25,500	562,275
Quiksilver, Inc.*	49,900	165,668
Rocky Brands, Inc.*	9,900	114,345
Skechers U.S.A., Inc., Class A*	27,000	550,800
Unifi, Inc.*	25,800	330,756

		3,242,050

Thrifts & Mortgage Finance - 1.96%
Astoria Financial Corp.	74,200	733,096
Bank Mutual Corp.	77,700	353,535
BankFinancial Corp.	35,100	308,529
BBX Capital Corp., Class A*	11,000	71,060
Doral Financial Corp.*	57,100	53,714
ESB Financial Corp.	15,000	209,400
Federal Agricultural Mortgage Corp., Class C	6,500	167,310
First Defiance Financial Corp.	4,400	75,944
First Financial Holdings, Inc.	11,900	154,581
First Financial Northwest, Inc.*	23,382	188,225
First Pactrust Bancorp, Inc.	13,200	165,132
Flushing Financial Corp.	5,597	88,433
Heritage Financial Group, Inc.	16,800	220,752
Meta Financial Group, Inc.	1,400	33,950
MutualFirst Financial, Inc.	10,900	124,042
NASB Financial, Inc.*+	1,800	44,712
Provident Financial Services, Inc.	26,300	415,277
Pulaski Financial Corp.+	4,900	40,425
United Community Financial Corp.*	52,300	182,527
WSFS Financial Corp.	7,000	288,960

		3,919,604

Trading Companies & Distributors - 0.61%
Aceto Corp.	13,300	125,685

Industry Company		Shares	Value

Trading Companies & Distributors (continued)
Aircastle, Ltd.		24,600	$278,718
United Rentals, Inc.*		20,100	657,471
Willis Lease Finance Corp.*		12,100	149,314

			1,211,188

Wireless Telecommunication Services - 0.43%
Leap Wireless International, Inc.*+		68,100	464,442
NTELOS Holdings Corp.		11,800	204,966
Shenandoah Telecommunications Co.		5,600	98,560
USA Mobility, Inc.		8,400	99,708

			867,676

TOTAL COMMON STOCKS - 99.88%			199,670,965

(Cost $179,821,140)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.04%
BlackRock FedFund	0.01%	74,956	74,956

TOTAL MONEY MARKET FUND - 0.04%			74,956

(Cost $74,956)

TOTAL INVESTMENTS - 99.92%			$199,745,921
(Cost $179,896,096)

Other Assets in Excess of Liabilities - 0.08%			159,338

NET ASSETS - 100.00%			$199,905,259

*	Non-income producing security.
^	Rate disclosed as of September 30, 2012.
+	This security or a portion of the security is out on loan at September 30, 2012. Total loaned securities had a value of $10,484,772 at September 30, 2012.

LLC - Limited Liability Company

10	Quarterly Report | September 30, 2012 (Unaudited)

Bridgeway Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)

Summary of inputs used to value the Fund’s investments as of 09/30/2012 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Obser- vable Inputs	Level 3 Significant Unobser- vable Inputs	Total
Common Stocks	$199,670,965	$—	$—	$199,670,965
Money Market Fund	—	74,956	—	74,956

TOTAL	$199,670,965	$74,956	$—	$199,745,921

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investment in Securities (Value)
	Common Stocks	Rights	Total
Balance as of 06/30/2012	$40,240	$16,167	$56,407
Purchases	—	—	—
Sales	—	(51,923)	(51,923)
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/ (depreciation)	—	35,756	35,756
Transfers in	—	—	—
Transfers out[1,2]	(40,240)	—	(40,240)

Balance as of 09/30/2012	$—	$—	$—

Net change in unrealized appreciation (depreciation) from investments held as of 09/30/2012	$—	$—	$—

[1]

Transfer out represents the value as of the beginning of the reporting period, for any investment security where significant transfers in the pricing level occurred during the period. The purchase value is used in situations where the investment was not held as of the beginning of the period.

[2]	Transfer took place as a result of trading resuming.

See Notes to Quarterly Schedule of Investments.

www.bridgewayomni.com	11

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.94%
Aerospace & Defense - 0.51%
AAR Corp.	10,150	$166,663
Astrotech Corp.*	32,600	31,850
Ducommun, Inc.*	12,950	176,120
Orbital Sciences Corp.*	12,900	187,824
Sypris Solutions, Inc.	28,400	202,776

		765,233

Air Freight & Logistics - 0.68%
Air Transport Services Group, Inc.*	25,250	111,100
Atlas Air Worldwide Holdings, Inc.*	12,200	629,886
Pacer International, Inc.*	36,000	143,280
Park-Ohio Holdings Corp.*	6,154	133,357

		1,017,623

Airlines - 1.48%
Hawaiian Holdings, Inc.*	46,200	258,258
JetBlue Airways Corp.*	119,050	570,250
Republic Airways Holdings, Inc.*	39,200	181,496
SkyWest, Inc.	45,600	471,048
US Airways Group, Inc.*	68,950	721,217

		2,202,269

Auto Components - 1.84%
China Automotive Systems, Inc.*	22,700	87,622
China XD Plastics Co., Ltd.*+	16,000	60,640
Cooper Tire & Rubber Co.	40,850	783,503
Exide Technologies*	33,500	103,850
Federal-Mogul Corp.*	56,400	516,060
Modine Manufacturing Co.*	14,600	107,748
Shiloh Industries, Inc.	6,950	77,979
SORL Auto Parts, Inc.*	25,000	46,500
Spartan Motors, Inc.	12,150	60,750
Standard Motor Products, Inc.	23,300	429,186
Stoneridge, Inc.*	28,900	143,633
Strattec Security Corp.	4,380	93,250
Superior Industries International, Inc.	6,600	112,794
Tower International, Inc.*	15,600	120,276

		2,743,791

Beverages - 0.18%
Coca-Cola Bottling Co. Consolidated	3,950	268,995

Building Products - 0.60%
Ameresco, Inc., Class A*	20,000	236,200

Industry Company	Shares	Value

Building Products (continued)
Gibraltar Industries, Inc.*	10,100	$129,482
Griffon Corp.	2,950	30,385
Nortek, Inc.*	4,900	268,177
Patrick Industries, Inc.*	11,800	182,546
Universal Forest Products, Inc.	1,200	49,848

		896,638

Capital Markets - 1.77%
Calamos Asset Management, Inc., Class A	700	8,148
Capital Southwest Corp.	2,600	291,070
CIFC Corp.*	25,200	184,464
Cowen Group, Inc., Class A*	95,100	256,770
Direct Markets Holdings Corp.*	46,900	985
FBR & Co.*	47,100	145,539
GFI Group, Inc.	63,600	202,248
Gleacher & Co., Inc.*	49,500	36,135
INTL. FCStone, Inc.*	5,650	107,689
Investment Technology Group, Inc.*	15,850	137,895
NGP Capital Resources Co.	26,300	196,198
Oppenheimer Holdings, Inc., Class A	16,250	259,187
Piper Jaffray Cos.*	6,100	155,245
SWS Group, Inc.*	39,600	241,956
Walter Investment Management Corp.*	11,200	414,512

		2,638,041

Chemicals - 3.52%
American Pacific Corp.*	3,900	46,449
China Green Agriculture, Inc.*+	39,800	130,544
Core Molding Technologies, Inc.*	18,300	133,773
Ferro Corp.*	29,100	99,813
Georgia Gulf Corp.	20,300	735,266
Gulf Resources, Inc.*+	45,000	50,400
Koppers Holdings, Inc.	14,400	502,992
Kraton Performance Polymers, Inc.*	16,075	419,557
Material Sciences Corp.*	14,900	136,186
OM Group, Inc.*	19,100	354,114
OMNOVA Solutions, Inc.*	32,500	246,025
Penford Corp.*	4,850	36,278
Schulman (A.), Inc.	30,900	736,038
Spartech Corp.*	46,300	247,705
Stepan Co.	2,050	197,046

12	Quarterly Report | September 30, 2012 (Unaudited)

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Chemicals (continued)
TPC Group, Inc.*	13,175	$537,672
Tredegar Corp.	16,300	289,162
Yongye International, Inc.*+	9,900	45,342
Zep, Inc.	19,900	300,888

		5,245,250

Commercial Banks - 12.05%
1st Source Corp.	11,900	265,013
Access National Corp.	600	8,196
Ameris Bancorp*	30,300	381,477
BancorpSouth, Inc.	41,300	608,762
Bank of Commerce Holdings	200	902
Banner Corp.	15,057	408,045
BCB Bancorp, Inc.+	11,300	121,362
C&F Financial Corp.+	2,400	94,440
Capital City Bank Group, Inc.	22,050	234,612
Chemical Financial Corp.	8,700	210,540
Citizens Republic Bancorp, Inc.*	2,300	44,505
CoBiz Financial, Inc.	37,035	259,245
Columbia Banking System, Inc.	38,300	710,082
Enterprise Financial Services Corp.	24,500	333,200
Fidelity Southern Corp.	13,216	125,023
Financial Institutions, Inc.	1,500	27,960
First Bancorp	1,600	18,448
First Bancorp, Inc.	11,800	207,090
First BanCorp. (Puerto Rico)*	189,600	838,032
First Busey Corp.	28,300	138,104
First Commonwealth Financial Corp.	39,200	276,360
First Community Bancshares, Inc.	13,100	199,906
First Financial Bancorp	16,000	270,560
First Interstate Bancsystem, Inc.	21,800	326,128
First Merchants Corp.	33,500	502,835
First Midwest Bancorp, Inc.	63,600	798,180
Glacier Bancorp, Inc.	17,600	274,208
Great Southern Bancorp, Inc.	5,550	171,551
Guaranty Bancorp*	2,900	5,858
Hanmi Financial Corp.*	10,763	137,874
Heartland Financial USA, Inc.	1,750	47,722
Horizon Bancorp	909	25,979
Hudson Valley Holding Corp.	7,800	132,990

Industry Company	Shares	Value

Commercial Banks (continued)
Independent Bank Corp.*	500	$1,355
International Bancshares Corp.	26,800	510,540
Intervest Bancshares Corp., Class A*	29,200	110,960
Lakeland Bancorp, Inc.	23,515	243,380
Macatawa Bank Corp.*	12,550	39,030
MainSource Financial Group, Inc.	2,300	29,532
MB Financial, Inc.	8,700	171,825
Mercantile Bank Corp.*	500	8,570
Metro Bancorp, Inc.*	1,250	15,838
NewBridge Bancorp*	800	3,872
Pacific Continental Corp.	22,200	198,246
Peapack Gladstone Financial Corp.	250	4,085
Peoples Bancorp, Inc.	4,850	111,017
Pinnacle Financial Partners, Inc.*	20,050	387,366
PrivateBancorp, Inc.	46,300	740,337
Renasant Corp.	23,700	464,639
Republic Bancorp, Inc., Class A	25,700	564,115
S&T Bancorp, Inc.	12,000	211,320
Sandy Spring Bancorp, Inc.	14,300	275,275
Savannah Bancorp, Inc. (The)*	200	1,998
SCBT Financial Corp.	6,900	277,932
Shore Bancshares, Inc.	50	301
Sierra Bancorp	17,200	210,872
Southwest Bancorp, Inc.*	23,900	259,315
State Bank Financial Corp.	28,600	471,614
StellarOne Corp.	2,000	26,320
Suffolk Bancorp*	11,500	168,590
Sun Bancorp, Inc.*	97,800	329,586
Susquehanna Bancshares, Inc.	57,100	597,266
Synovus Financial Corp.	347,700	824,049
Taylor Capital Group, Inc.*	11,087	189,809
Tompkins Financial Corp.	1,000	40,520
Trico Bancshares	22,400	370,272
Union First Market Bankshares Corp.	3,200	49,792
United Community Banks, Inc.*	32,770	274,940
Univest Corp. of Pennsylvania	10,000	180,000
Virginia Commerce Bancorp, Inc.*	27,000	236,250
WesBanco, Inc.	21,490	445,058
Wintrust Financial Corp.	17,000	638,690

www.bridgewayomni.com	13

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
Yadkin Valley Financial Corp.*	23,100	$76,230

		17,965,895

Commercial Services & Supplies - 5.19%
ABM Industries, Inc.	32,300	611,439
American Reprographics Co.*	47,500	202,825
AMREP Corp.*	10,300	103,000
Asset Acceptance Capital Corp.*	29,500	220,070
Asta Funding, Inc.	350	3,287
Brink’s Co. (The)	40,900	1,050,721
Casella Waste Systems, Inc., Class A*	21,350	91,378
Consolidated Graphics, Inc.*	7,950	207,416
Courier Corp.	9,350	114,257
Deluxe Corp.	33,000	1,008,480
EnergySolutions, Inc.*	75,400	205,842
Geo Group, Inc. (The)	35,400	979,518
Herman Miller, Inc.	14,800	287,712
HNI Corp.	17,900	456,629
Intersections, Inc.	20,650	217,651
Kimball International, Inc., Class B	33,100	404,482
Metalico, Inc.*	32,600	83,456
Multi-Color Corp.	5,750	133,170
Perma-Fix Environmental Services*	71,300	74,152
Schawk, Inc.	1,500	19,575
Standard Parking Corp.*	2,250	50,467
Standard Register Co. (The)	19,200	13,632
Sykes Enterprises, Inc.*	17,850	239,904
TMS International Corp., Class A*	18,800	186,120
TRC Cos., Inc.*	9,950	74,824
United Stationers, Inc.	23,500	611,470
Versar, Inc.*	11,400	38,076
Viad Corp.	2,200	45,892

		7,735,445

Communications Equipment - 0.68%
Bel Fuse, Inc., Class B	3,600	67,248
Black Box Corp.	16,700	426,017
Communications Systems, Inc.	6,600	74,448
Globecomm Systems, Inc.*	23,500	262,025
Tessco Technologies, Inc.	7,100	150,307
Zoom Technologies, Inc.*	31,400	28,260

		1,008,305

Industry Company	Shares	Value

Computers & Peripherals - 0.42%
Cray, Inc.*	10,300	$130,810
Datalink Corp.*	350	2,898
Dot Hill Systems Corp.*	36,900	39,483
Hutchinson Technology, Inc.*	51,000	88,740
Imation Corp.*	13,800	77,142
Novatel Wireless, Inc.*	57,700	114,246
Xyratex, Ltd.	18,900	173,880

		627,199

Construction & Engineering - 0.65%
Argan, Inc.	150	2,618
EMCOR Group, Inc.	6,500	185,510
Great Lakes Dredge & Dock Corp.	11,800	90,860
Michael Baker Corp.*	350	8,351
Northwest Pipe Co.*	9,000	221,850
Orion Marine Group, Inc.*	17,300	128,539
Primoris Services Corp.	21,300	277,965
Sterling Construction Co., Inc.*	5,050	50,399

		966,092

Construction Materials - 0.27%
Headwaters, Inc.*	60,900	400,722

Consumer Finance - 0.88%
Cash America International, Inc.	8,900	343,273
CompuCredit Holdings Corp.*	1,877	6,982
DFC Global Corp.*	13,800	236,670
First Marblehead Corp. (The)*	4,650	4,883
Nelnet, Inc., Class A	25,900	614,866
QC Holdings, Inc.	29,300	104,894

		1,311,568

Containers & Packaging - 0.94%
AEP Industries, Inc.*	6,100	369,599
Boise, Inc.	90,825	795,627
Mod-Pac Corp.*	598	2,679
Myers Industries, Inc.	14,750	230,395

		1,398,300

Distributors - 0.40%
Amcon Distributing Co.	400	25,960
Core-Mark Holding Co., Inc.	8,150	392,096
VOXX International Corp.*	23,014	172,145

		590,201

14	Quarterly Report | September 30, 2012 (Unaudited)

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Diversified Consumer Services - 1.40%
Bridgepoint Education, Inc.*+	3,400	$34,510
Cambium Learning Group, Inc.*	10,400	10,296
Capella Education Co.*	12,600	441,756
Career Education Corp.*	59,850	225,634
Carriage Services, Inc.	6,550	63,338
Coinstar, Inc.*+	4,900	220,402
Corinthian Colleges, Inc.*	59,850	142,443
Education Management Corp.*+	8,550	26,591
Learning Tree International, Inc.*	12,200	62,098
Lincoln Educational Services Corp.	18,625	78,225
Mac-Gray Corp.	5,950	79,790
Regis Corp.	34,050	625,839
School Specialty, Inc.*	1,150	2,645
Universal Technical Institute, Inc.	5,200	71,240

		2,084,807

Diversified Financial Services - 0.95%
Gain Capital Holdings, Inc.	41,900	206,567
Interactive Brokers Group, Inc., Class A	31,050	435,321
PHH Corp.*	31,000	630,850
Primus Guaranty, Ltd.*	18,400	149,040

		1,421,778

Diversified Telecommunication Services - 1.22%
Atlantic Tele-Network, Inc.	9,150	393,267
Cbeyond, Inc.*	25,450	250,937
Consolidated Communications Holdings, Inc.	3,892	66,903
General Communication, Inc., Class A*	21,400	209,720
Hawaiian Telcom Holdco, Inc.*+	9,000	159,570
HickoryTech Corp.	2,650	28,037
IDT Corp., Class B	9,100	93,457
Iridium Communications, Inc.*	5,200	38,064
Lumos Networks Corp.	1,325	10,415
Multiband Corp.*	1,200	2,580
Premiere Global Services, Inc.*	6,000	56,100
Primus Telecommunications Group, Inc.	14,800	225,996
Vonage Holdings Corp.*	125,100	285,228

		1,820,274

Industry Company	Shares	Value

Electrical Equipment - 0.34%
Allied Motion Technologies, Inc.	250	$1,650
China BAK Battery, Inc.*	750	491
Coleman Cable, Inc.	17,600	169,664
General Cable Corp.*	2,000	58,760
Lihua International, Inc.	4,300	15,308
LSI Industries, Inc.	29,000	195,460
Orion Energy Systems, Inc.*	17,224	33,759
SL Industries, Inc.*	400	5,680
Ultralife Corp.*	7,150	22,236

		503,008

Electronic Equipment, Instruments & Components - 3.09%
Agilysys, Inc.*	13,800	118,680
IEC Electronics Corp.*	8,150	55,257
Insight Enterprises, Inc.*	29,880	522,302
Itron, Inc.*	8,400	362,460
Kemet Corp.*	20,900	91,960
LoJack Corp.*	3,650	8,213
Multi-Fineline Electronix, Inc.*	7,300	164,615
Newport Corp.*	12,600	139,356
PAR Technology Corp.*	18,750	102,188
PC Connection, Inc.	13,000	149,630
PC Mall, Inc.*	6,450	37,926
Plexus Corp.*	21,800	660,322
Power-One, Inc.*	4,950	27,720
Pulse Electronics Corp.	8,300	6,806
Sanmina-SCI Corp.*	67,400	572,226
SMTC Corp.*	4,750	14,440
SYNNEX Corp.*	19,700	641,826
TTM Technologies, Inc.*	45,075	425,057
Viasystems Group, Inc.*	13,984	241,923
Vishay Precision Group, Inc.*	18,500	258,630

		4,601,537

Energy Equipment & Services - 3.40%
Basic Energy Services, Inc.*+	25,400	284,988
Cal Dive International, Inc.*	136,450	208,769
Dawson Geophysical Co.*	19,000	479,940
ENGlobal Corp.*	500	265
Exterran Holdings, Inc.*	42,900	870,012
Global Geophysical Services, Inc.*	38,700	213,237
Gulfmark Offshore, Inc., Class A*	18,800	621,152
Hercules Offshore, Inc.*	32,950	160,796
Key Energy Services, Inc.*	66,700	466,900

www.bridgewayomni.com	15

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Energy Equipment & Services (continued)
Matrix Service Co.*	13,300	$140,581
Mitcham Industries, Inc.*	350	5,576
Natural Gas Services Group, Inc.*	7,500	112,125
Parker Drilling Co.*	55,400	234,342
PHI, Inc.*	3,750	117,975
Pioneer Energy Services Corp.*	56,500	440,135
TETRA Technologies, Inc.*	22,100	133,705
TGC Industries, Inc.*	472	3,398
Union Drilling, Inc.*	12,100	78,529
Vantage Drilling Co.*	137,300	252,632
Willbros Group, Inc.*	45,100	242,187

		5,067,244

Food & Staples Retailing - 2.84%
Andersons, Inc. (The)	21,800	820,988
Ingles Markets, Inc., Class A	20,200	330,270
Nash Finch Co.	11,550	235,851
Pantry, Inc. (The)*	24,900	362,295
Spartan Stores, Inc.	20,300	310,793
SUPERVALU, Inc.+	147,550	355,596
Susser Holdings Corp.*	16,850	609,464
Village Super Market, Inc., Class A	6,850	251,806
Weis Markets, Inc.	22,600	956,658

		4,233,721

Food Products - 1.50%
Chiquita Brands International, Inc.*	9,800	74,872
Diamond Foods, Inc.+	8,900	167,498
Dole Food Co., Inc.*+	41,550	582,946
Farmer Bros. Co.*	18,700	177,837
Feihe International, Inc.*+	300	1,809
Fresh Del Monte Produce, Inc.	16,450	421,120
John B. Sanfilippo & Son, Inc.*	8,750	113,925
Omega Protein Corp.*	24,850	170,471
Overhill Farms, Inc.*	5,650	25,877
Seneca Foods Corp., Class A*	1,350	40,311
SkyPeople Fruit Juice, Inc.*	51,000	81,600
Westway Group, Inc.*	3,841	23,776
Zhongpin, Inc.*	32,100	353,100

		2,235,142

Health Care Equipment & Supplies - 0.35%
Fonar Corp.*	13,600	51,000
Invacare Corp.	25,550	361,277

Industry Company	Shares	Value

Health Care Equipment & Supplies (continued)
Medical Action Industries, Inc.*	10,350	$36,122
RTI Biologics, Inc.*	10,000	41,700
Theragenics Corp.*	18,250	31,390

		521,489

Health Care Providers & Services - 3.90%
Addus HomeCare Corp.*	700	3,780
Advocat, Inc.	2,700	15,525
Almost Family, Inc.*	2,050	43,624
Amedisys, Inc.*	12,250	169,172
AMN Healthcare Services, Inc.*	32,800	329,968
Amsurg Corp.*	11,100	315,018
BioScrip, Inc.*	9,500	86,545
CardioNet, Inc.*	14,700	37,044
Chindex International, Inc.*	8,000	82,640
Cross Country Healthcare, Inc.*	7,200	33,984
Emeritus Corp.*	16,600	347,604
Ensign Group, Inc. (The)	10,200	312,171
Five Star Quality Care, Inc.*	9,700	49,567
Healthways, Inc.*	29,321	343,349
InfuSystems Holdings, Inc.*	700	1,232
Kindred Healthcare, Inc.*	21,750	247,515
LHC Group, Inc.*	9,250	170,848
Molina Healthcare, Inc.*	28,600	719,290
National Healthcare Corp.	850	40,579
PharMerica Corp.*	5,300	67,098
Providence Service Corp. (The)*	16,150	209,788
PSS World Medical, Inc.*	18,300	416,874
Select Medical Holdings Corp.*	68,250	766,448
Skilled Healthcare Group, Inc., Class A*	14,650	94,199
Sunrise Senior Living, Inc.*	34,900	498,023
Triple-S Management Corp., Class B*	9,500	198,550
Universal American Corp.*	22,525	208,131

		5,808,566

Hotels, Restaurants & Leisure - 5.01%
Ark Restaurants Corp.	200	3,330
Biglari Holdings, Inc.*	399	145,659
Bob Evans Farms, Inc.	17,225	674,014
Boyd Gaming Corp.*+	68,550	483,963
Caribou Coffee Co., Inc.*	11,300	155,149
Carrols Restaurant Group, Inc.*	7,825	45,072
CEC Entertainment, Inc.	8,500	256,020

16	Quarterly Report | September 30, 2012 (Unaudited)

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
Cracker Barrel Old Country Store, Inc.	15,200	$1,020,072
DineEquity, Inc.*	12,475	698,600
Dover Downs Gaming & Entertainment, Inc.	14,000	34,860
Einstein Noah Restaurant Group, Inc.	6,050	107,025
Famous Dave’s of America, Inc.*	1,650	15,708
Fiesta Restaurant Group, Inc.*	7,825	124,183
Frisch’s Restaurants, Inc.	2,400	47,640
Full House Resorts, Inc.*	1,550	5,812
Isle of Capri Casinos, Inc.*	32,150	223,443
J. Alexander’s Corp.*	7,600	109,972
Jack in the Box, Inc.*	24,550	690,100
Kona Grill, Inc.*	300	2,685
Lakes Entertainment, Inc.*	23,900	50,907
Luby’s, Inc.*	5,500	37,015
Marcus Corp.	8,800	97,680
MTR Gaming Group, Inc.*	9,900	41,679
Multimedia Games Holding Co., Inc.*	6,575	103,425
Nevada Gold & Casinos, Inc.*	7,000	6,160
Pinnacle Entertainment, Inc.*	46,100	564,725
Red Robin Gourmet Burgers, Inc.*	5,250	170,940
Ruby Tuesday, Inc.*	69,000	500,250
Ruth’s Hospitality Group, Inc.*	29,250	186,322
Scientific Games Corp., Class A*	42,150	348,580
Sonic Corp.*	19,850	203,860
Speedway Motorsports, Inc.	1,950	30,030
Town Sports International Holdings, Inc.*	23,000	284,510

		7,469,390

Household Durables - 0.86%
Comstock Holding Cos., Inc.*	700	903
CSS Industries, Inc.	8,058	165,592
Ethan Allen Interiors, Inc.	5,800	127,136
Flexsteel Industries, Inc.	150	3,105
Hooker Furniture Corp.	9,300	120,807
La-Z-Boy, Inc.*	26,000	380,380
Libbey, Inc.*	22,805	359,863
Lifetime Brands, Inc.	10,199	121,470
Universal Electronics, Inc.*	600	10,548

		1,289,804

Industry Company	Shares	Value

Household Products - 0.53%
Central Garden & Pet Co., Class A*	33,200	$401,056
Harbinger Group, Inc.*	44,700	376,821
Oil-Dri Corp. of America	450	10,413

		788,290

Independent Power Producers & Energy Traders - 0.04%
Genie Energy, Ltd., Class B	9,100	65,247

Insurance - 5.40%
American Equity Investment Life Holding Co.	44,250	514,628
American Safety Insurance Holdings, Ltd.*	12,350	230,822
Baldwin & Lyons, Inc., Class B	6,100	145,851
Crawford & Co., Class B	20,350	101,954
Eastern Insurance Holdings, Inc.	11,300	189,501
EMC Insurance Group, Inc.	2,850	59,850
FBL Financial Group, Inc., Class A	19,666	652,911
First American Financial Corp.	9,575	207,490
Fortegra Financial Corp.*	27,600	218,868
Hallmark Financial Services, Inc.*	4,000	32,560
Homeowners Choice, Inc.	4,000	94,000
Horace Mann Educators Corp.	23,050	417,436
Independence Holding Co.	7,810	78,647
Infinity Property & Casualty Corp.	3,600	217,404
Maiden Holdings, Ltd.	37,550	333,819
Meadowbrook Insurance Group, Inc.	64,950	499,465
Montpelier Re Holdings, Ltd.	19,850	439,280
National Financial Partners Corp.*	28,110	475,059
National Western Life Insurance Co., Class A	1,050	150,412
Navigators Group, Inc. (The)*	8,950	440,564
Selective Insurance Group, Inc.	26,300	499,437
State Auto Financial Corp.	18,350	300,756
Stewart Information Services Corp.	1,450	29,203
Symetra Financial Corp.	69,750	857,925
Tower Group, Inc.	20,050	388,770
United Fire Group, Inc.	12,500	314,000

www.bridgewayomni.com	17

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Insurance (continued)
Universal Insurance Holdings, Inc.	40,650	$156,502

		8,047,114

Internet & Catalog Retail - 0.55%
1-800-Flowers.com, Inc., Class A*	23,200	86,536
dELiA*s, Inc.*	14,700	20,433
Nutrisystem, Inc.	24,500	257,985
Orbitz Worldwide, Inc.*	105,550	269,153
Overstock.com, Inc.*+	18,100	187,516

		821,623

Internet Software & Services - 0.47%
EarthLink, Inc.	49,000	348,880
Tucows, Inc.*	57,800	73,984
United Online, Inc.	50,800	280,416

		703,280

IT Services - 2.27%
Acxiom Corp.*	31,800	580,986
Analysts International Corp.*	4,300	16,641
CACI International, Inc., Class A*	16,975	879,135
CIBER, Inc.*	39,301	136,374
Convergys Corp.	7,200	112,824
CSG Systems International, Inc.*	1,600	35,984
Dynamics Research Corp.*	11,350	77,748
Edgewater Technology, Inc.*	6,100	23,851
Global Cash Access Holdings, Inc.*	11,950	96,198
Hackett Group, Inc. (The)*	2,800	11,704
Lender Processing Services, Inc.	13,900	387,671
Mantech International Corp., Class A	20,100	482,400
NCI, Inc., Class A*	9,700	66,736
Online Resources Corp.*	40,974	120,054
Pfsweb, Inc.*	450	1,300
StarTek, Inc.*	2,650	7,950
TNS, Inc.*	23,700	354,315

		3,391,871

Leisure Equipment & Products - 0.42%
Arctic Cat, Inc.*	450	18,657
Brunswick Corp.	15,100	341,713
Cybex International, Inc.*	35,700	51,408
Johnson Outdoors, Inc., Class A*	3,950	84,491

Industry Company	Shares	Value

Leisure Equipment & Products (continued)
Nautilus, Inc.*	10,786	$28,259
Smith & Wesson Holding Corp.*	4,117	45,328
Summer Infant, Inc.*	27,700	51,245

		621,101

Life Sciences Tools & Services - 0.04%
Cambrex Corp.*	5,800	68,034

Machinery - 1.42%
Accuride Corp.*	49,800	232,068
Albany International Corp., Class A	9,200	202,124
Ampco-Pittsburgh Corp.	3,700	68,265
Briggs & Stratton Corp.	21,450	400,472
China Valves Technology, Inc.*	52,700	25,296
Cleantech Solutions International, Inc.*	12,000	35,280
Columbus McKinnon Corp.*	19,700	297,667
Commercial Vehicle Group, Inc.*	22,100	162,435
Federal Signal Corp.*	2,900	18,328
FreightCar America, Inc.	6,100	108,519
Greenbrier Cos., Inc.*	7,200	116,208
Hardinge, Inc.	400	4,100
John Bean Technologies Corp.	1,820	29,721
Key Technology, Inc.*	300	2,880
LB Foster Co., Class A	1,750	56,595
Lydall, Inc.*	550	7,750
Miller Industries, Inc.	150	2,407
Mueller Water Products, Inc., Class A	7,200	35,280
NACCO Industries, Inc., Class A	1,350	169,303
NF Energy Saving Corp.*	16,900	12,844
NN, Inc.*	3,100	26,319
Supreme Industries, Inc., Class A*	29,000	105,850
Xerium Technologies, Inc.*	150	525

		2,120,236

Marine - 0.26%
Eagle Bulk Shipping, Inc.*	187	675
Excel Maritime Carriers, Ltd.*	101,600	70,612
Genco Shipping & Trading, Ltd.*	48,750	179,400

18	Quarterly Report | September 30, 2012 (Unaudited)

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Marine (continued)
International Shipholding Corp.	7,850	$132,430
Ultrapetrol Bahamas, Ltd.*+	6,000	8,520

		391,637

Media - 2.54%
AH Belo Corp., Class A	33,800	163,254
Ballantyne Strong, Inc.*	14,300	59,488
Belo Corp., Class A	4,750	37,192
Cumulus Media, Inc., Class A*	69,865	191,430
Dex One Corp.*+	72,000	90,000
E.W. Scripps Co., Class A (The)*	14,600	155,490
Entercom Communications Corp., Class A*	33,050	226,723
Entravision Communications Corp., Class A	36,350	48,709
Gray Television, Inc.*	58,950	134,406
Journal Communications, Inc., Class A*	47,450	246,740
Lee Enterprises, Inc.*	4,050	5,994
Media General, Inc., Class A*+	800	4,144
Meredith Corp.+	20,000	700,000
Navarre Corp.*	17,900	27,924
New York Times Co., Class A (The)*	60,550	590,968
Radio One, Inc., Class D*+	20,350	16,891
Reading International, Inc., Class A*	9,900	58,410
Saga Communications, Inc., Class A*	325	13,169
Salem Communications Corp., Class A	25,700	134,668
Scholastic Corp.	13,800	438,564
Valassis Communications, Inc.*+	17,700	437,013

		3,781,177

Metals & Mining - 1.95%
Friedman Industries, Inc.	3,500	35,665
Golden Star Resources, Ltd.*	287,500	566,375
Handy & Harman, Ltd.*	13,300	196,574
Horsehead Holding Corp.*	8,900	83,126
Jaguar Mining, Inc.*+	80,400	96,480
Materion Corp.	19,400	461,720
Noranda Aluminum Holding Corp.	73,400	491,046
Schnitzer Steel Industries, Inc., Class A	12,400	349,060

Industry Company	Shares	Value

Metals & Mining (continued)
Sutor Technology Group, Ltd.*	450	$414
Worthington Industries, Inc.	29,100	630,306

		2,910,766

Multiline Retail - 0.36%
Bon-Ton Stores, Inc. (The)	9,050	85,975
Fred’s, Inc., Class A	16,250	231,238
Tuesday Morning Corp.*	32,950	215,822

		533,035

Oil, Gas & Consumable Fuels - 6.65%
Adams Resources & Energy, Inc.	4,000	122,000
Alon USA Energy, Inc.	50,700	694,590
Bill Barrett Corp.*	10,700	265,039
BioFuel Energy Corp.*+	10,000	50,700
Callon Petroleum Co.*	56,300	346,245
Clayton Williams Energy, Inc.*	5,600	290,584
Cloud Peak Energy, Inc.*	44,300	801,830
Comstock Resources, Inc.*	21,000	385,980
Crimson Exploration, Inc.*	11,200	47,824
Crosstex Energy, Inc.	35,600	499,468
Delek US Holdings, Inc.	22,900	583,721
Double Eagle Petroleum Co.*	12,050	66,637
EPL Oil & Gas, Inc.*	11,300	229,277
GMX Resources, Inc.*+	15,700	12,560
Gran Tierra Energy, Inc.*	60,200	311,234
Green Plains Renewable Energy, Inc.*	26,450	154,997
Halcon Resources Corp.*	1,217	8,921
Hallador Energy Co.	7,800	64,974
James River Coal Co.*	20,900	60,192
Longwei Petroleum Investment Holding, Ltd.*	113,000	198,880
PDC Energy, Inc.*	15,380	486,469
Penn Virginia Corp.	27,200	168,640
PostRock Energy Corp.*	12,000	20,520
Resolute Energy Corp.*	31,900	282,953
REX American Resources Corp.*	5,250	94,552
Stone Energy Corp.*	35,300	886,736
Swift Energy Co.*	34,100	712,008
U.S. Energy Corp.*	20,200	43,430
W&T Offshore, Inc.	47,800	897,684
Warren Resources, Inc.*	11,780	35,811
Western Refining, Inc.	41,500	1,086,470

		9,910,926

www.bridgewayomni.com	19

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Paper & Forest Products - 1.83%
Clearwater Paper Corp.*	9,500	$392,445
KapStone Paper &
Packaging Corp.*	20,575	460,674
Mercer International, Inc.*	46,850	349,501
Neenah Paper, Inc.	3,100	88,784
Orient Paper, Inc.	34,250	68,843
PH Glatfelter Co.	29,500	525,395
Resolute Forest Products*+	29,700	386,100
Wausau Paper Corp.	49,550	458,833

		2,730,575

Personal Products - 0.14%
Nutraceutical International Corp.*	8,950	141,052
Synutra International, Inc.*+	14,700	67,914

		208,966

Pharmaceuticals - 0.00%
Cornerstone Therapeutics, Inc.*	900	4,617

Professional Services - 1.63%
Barrett Business Services, Inc.	10,800	292,680
CBIZ, Inc.*	5,275	31,755
CDI Corp.	13,500	229,905
CRA International, Inc.*	10,700	184,896
Dolan Co. (The)*	41,000	220,580
Heidrick & Struggles International, Inc.	10,350	131,859
Hudson Global, Inc.*	34,300	152,978
ICF International, Inc.*	10,400	209,040
Insperity, Inc.	17,300	436,479
Kelly Services, Inc., Class A	8,800	110,880
Kforce, Inc.*	8,200	96,678
Navigant Consulting, Inc.*	14,600	161,330
RCM Technologies, Inc.*	400	2,176
VSE Corp.	7,130	174,614

		2,435,850

Road & Rail - 1.11%
Arkansas Best Corp.	8,500	67,320
Avis Budget Group, Inc.*	49,700	764,386
Celadon Group, Inc.	4,400	70,708
Con-way, Inc.	7,100	194,327
Covenant Transportation Group, Inc., Class A*	2,550	11,730
Marten Transport, Ltd.	8,644	151,875
P.A.M. Transportation Services, Inc.	250	2,491
Saia, Inc.*	3,150	63,441
Swift Transportation Co.*	24,000	206,880

Industry Company	Shares	Value

Road & Rail (continued)
Universal Truckload Services, Inc.	7,503	$119,823
USA Truck, Inc.*	450	1,638

		1,654,619

Semiconductors & Semiconductor Equipment - 2.22%
Advanced Energy Industries, Inc.*	11,800	145,376
Amkor Technology, Inc.*+	86,600	381,040
Amtech Systems, Inc.*	500	1,640
AXT, Inc.*	40,300	136,214
DSP Group, Inc.*	5,200	30,888
GT Advanced Technologies, Inc.*+	50,800	276,860
Integrated Silicon Solution, Inc.*	20,000	185,200
inTEST Corp.*	10,150	26,897
Kulicke & Soffa Industries, Inc.*	41,600	432,640
LTX-Credence Corp.*	3,400	19,550
Magnachip Semiconductor Corp.*	33,100	390,580
MEMSIC, Inc.*	30,000	47,700
OmniVision Technologies, Inc.*	25,600	357,248
Photronics, Inc.*	47,100	252,927
Spansion, Inc., Class A*	18,700	222,904
TriQuint Semiconductor, Inc.*	45,900	231,795
Ultra Clean Holdings*	28,900	165,019

		3,304,478

Software - 0.22%
Bsquare Corp.*	4,700	14,946
Cinedigm Digital Cinema Corp., Class A*	2,200	2,970
Majesco Entertainment Co.*+	33,500	42,210
Net 1 UEPS Technologies, Inc.*	15,700	142,085
TeleCommunication Systems, Inc., Class A*	61,500	132,840

		335,051

Specialty Retail - 7.31%
Aeropostale, Inc.*	40,750	551,348
ANN, Inc.*	27,100	1,022,483
Appliance Recycling Centers of America, Inc.*	4,300	14,233
Asbury Automotive Group, Inc.*	16,075	449,296
Barnes & Noble, Inc.*	43,800	559,764

20	Quarterly Report | September 30, 2012 (Unaudited)

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Specialty Retail (continued)
Body Central Corp.*	18,000	$188,100
Books-A-Million, Inc.*	350	1,025
Brown Shoe Co., Inc.	25,150	403,154
Build-A-Bear Workshop, Inc.*	3,800	14,820
Casual Male Retail Group, Inc.*	31,500	145,845
Children’s Place Retail Stores, Inc. (The)*	10,800	648,000
Citi Trends, Inc.*	21,050	264,283
Conn’s, Inc.*+	23,400	515,970
Destination Maternity Corp.	2,028	37,924
Group 1 Automotive, Inc.	19,600	1,180,508
Haverty Furniture Cos., Inc.	5,000	69,400
hhgregg, Inc.*+	41,450	286,005
Hot Topic, Inc.	28,050	244,035
Kirkland’s, Inc.*	3,900	38,727
New York & Co., Inc.*	26,300	98,625
Office Depot, Inc.*	248,600	636,416
OfficeMax, Inc.	36,950	288,580
Pep Boys-Manny, Moe & Jack (The)	12,250	124,705
Perfumania Holdings, Inc.*	7,300	52,560
RadioShack Corp.+	61,150	145,537
rue21, inc.*	8,400	261,660
Shoe Carnival, Inc.	15,525	365,303
Sonic Automotive, Inc., Class A	24,650	467,857
Stage Stores, Inc.	24,700	520,182
Stein Mart, Inc.*	32,400	275,724
Systemax, Inc.*	29,300	346,033
TravelCenters of America LLC*	34,150	183,044
West Marine, Inc.*	22,679	241,078
Wet Seal, Inc., Class A (The)*	79,350	249,952

		10,892,176

Textiles, Apparel & Luxury Goods - 1.51%
Crown Crafts, Inc.	21,000	129,150
Culp, Inc.	5,650	66,444
Jones Group, Inc. (The)	36,400	468,468
Movado Group, Inc.	2,300	77,556
Perry Ellis International, Inc.*	19,800	436,590
Quiksilver, Inc.*	43,100	143,092
Rocky Brands, Inc.*	3,150	36,383
Skechers U.S.A., Inc., Class A*	31,600	644,640

Industry Company	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Unifi, Inc.*	19,100	$244,862

		2,247,185

Thrifts & Mortgage Finance - 2.58%
Astoria Financial Corp.	76,100	751,868
Bank Mutual Corp.	32,000	145,600
BankFinancial Corp.	25,100	220,629
BBX Capital Corp., Class A*	590	3,811
Cape Bancorp, Inc.*	16,800	157,248
Doral Financial Corp.*	56,100	52,773
ESB Financial Corp.	1,708	23,844
Federal Agricultural Mortgage Corp., Class C	7,500	193,050
First Defiance Financial Corp.	1,250	21,575
First Financial Holdings, Inc.	7,960	103,400
First Financial Northwest, Inc.*	200	1,610
First Pactrust Bancorp, Inc.	9,100	113,841
Flushing Financial Corp.	21,000	331,800
Heritage Financial Group, Inc.	12,200	160,308
Home Federal Bancorp, Inc.	19,300	218,476
Meta Financial Group, Inc.	300	7,275
MutualFirst Financial, Inc.	8,700	99,006
NASB Financial, Inc.*+	500	12,420
Provident Financial Holdings, Inc.	5,400	76,734
Provident Financial Services, Inc.	37,600	593,704
Provident New York Bancorp	24,200	227,722
Pulaski Financial Corp.+	800	6,600
United Community Financial Corp.*	33,400	116,566
WSFS Financial Corp.	4,870	201,034

		3,840,894

Trading Companies & Distributors - 0.88%
Aceto Corp.	13,900	131,355
Aircastle, Ltd.	32,700	370,491
United Rentals, Inc.*	20,875	682,821
Willis Lease Finance Corp.*	10,750	132,655

		1,317,322

Wireless Telecommunication Services - 0.69%
Leap Wireless International, Inc.*	76,500	521,730
NTELOS Holdings Corp.	12,625	219,296

www.bridgewayomni.com	21

Bridgeway Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2012 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services (continued)
Shenandoah Telecommunications Co.	15,700	$276,320
USA Mobility, Inc.	1,300	15,431

		1,032,777

TOTAL COMMON STOCKS - 99.94%		148,997,174

(Cost $139,927,838)

	Rate^	Shares	Value
MONEY MARKET FUND - 0.45%
BlackRock FedFund	0.01%	667,164	667,164

TOTAL MONEY MARKET FUND - 0.45%			667,164

(Cost $667,164)
TOTAL INVESTMENTS - 100.39%			$149,664,338
(Cost $140,595,002)
Liabilities in Excess of Other Assets - (0.39%)			(584,749)

NET ASSETS - 100.00%			$149,079,589

*	Non-income producing security.
^	Rate disclosed as of September 30, 2012.
+	This security or a portion of the security is out on loan at September 30, 2012. Total loaned securities had a value of $5,593,635 at September 30, 2012.
LLC	- Limited Liability Company

Summary of inputs used to value the Fund’s investments as of 09/30/2012 is as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

		Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Signifi- cant Obser- vable Inputs	Level 3 Signifi- cant Unobser- vable Inputs	Total
Common Stocks	$148,997,174	$—	$—	$148,997,174
Money Market Fund	—	667,164	—	667,164

TOTAL	$148,997,174	$667,164	$—	$149,664,338

See Notes to Quarterly Schedule of Investments.

22	Quarterly Report | September 30, 2012 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)
1. Organization:

Bridgeway Funds, Inc. (“Bridgeway” or the “Company”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Bridgeway is organized as a series fund, with 11 investment funds as of September 30, 2012 (each, a “Bridgeway Fund” and collectively, the “Bridgeway Funds”). Aggressive Investors 1, Ultra-Small Company, Ultra-Small Company Market, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, Large-Cap Growth, Blue Chip 35 Index and Managed Volatility Funds are presented in a separate report. The Omni Small-Cap Value Fund and the Omni Tax-Managed Small-Cap Value Fund (each a “Fund” and together, the “Funds”) are presented in this report.

Bridgeway is authorized to issue 1,915,000,000 shares of common stock at $0.001 per share. 100,000,000 shares have been classified into the Aggressive Investors 1 Fund. 130,000,000 shares have been classified into the Blue Chip 35 Index Fund. 15,000,000 shares have been classified into the Ultra-Small Company Fund. 100,000,000 shares each have been classified into the Ultra-Small Company Market, Omni Small-Cap Value, Omni Tax-Managed Small-Cap Value, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, and Large-Cap Growth Funds. 50,000,000 shares have been classified into the Managed Volatility Fund. All shares outstanding currently represent Class N shares.

All of the Bridgeway Funds are no-load, diversified funds.

The Funds seek to provide long-term total return on capital, primarily through capital appreciation.

Bridgeway Capital Management, Inc. (the “Adviser”) is the investment adviser for all of the Bridgeway Funds.

2. Significant Accounting Policies:

The following summary of significant accounting policies, followed in the preparation of the financial statements of the Funds, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities, Options and Other Investments Valuation Other than options, portfolio securities that are principally traded on a national securities exchange are valued at their last sale price on the principal exchange on which they are traded prior to the close of the New York Stock Exchange (“NYSE”), on each day the NYSE is open for business. If there is no closing price on the NYSE, the portfolio security will be valued using a composite price, which is defined as the last price for the security on any exchange. Portfolio securities other than options that are principally traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”). In the absence of recorded sales on their home exchange or NOCP in the case of NASDAQ traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions. Other investments for which no sales are reported are valued at the latest bid price in accordance with the pricing policy established by the Board of Directors.

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value (“NAV”) per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to fair valued securities for purposes of calculating the Funds’ NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

www.bridgewayomni.com	23

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

September 30, 2012 (Unaudited)

The inputs and valuation techniques used to determine the value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical assets

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Money market fund investments consist of mutual funds which invest primarily in securities that are valued at amortized cost, a Level 2 investment. Therefore, the money market funds are classified as Level 2 investments.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting value and therefore the Fund’s results of operations.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Funds’ investments as of September 30, 2012 is included with each Fund’s Schedule of Investments.

The Funds’ policy is to recognize transfers into, and transfers out of, each level of hierarchy as of the beginning of the reporting period. For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2 in any of the Funds. Details regarding transfers into, and transfers out of, Level 3 can be found at the end of each Schedule of Investments for Funds that hold Level 3 securities.

Securities Lending Upon lending its securities to third parties, each Fund receives compensation in the form of fees. A Fund also continues to receive dividends on the securities loaned. The loans are secured by collateral at least equal to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of a Fund. Each Fund has the right under the lending agreement to recover the securities from the borrower on demand. Additionally, a Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

24	Quarterly Report | September 30, 2012 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

September 30, 2012 (Unaudited)

As of September 30, 2012, the Funds had securities on loan and related collateral with values shown below:

Bridgeway Fund	Securities on Loan Value	Value of Collateral

Omni Small-Cap Value	$10,484,772	$11,003,334
Omni Tax-Managed Small-Cap Value	5,593,635	5,887,240

It is each Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract. As of September 30, 2012, the collateral consisted of an institutional money market fund.

Risks and Uncertainties The Funds provide for various investment options, including stocks. Such investments are exposed to various risks, such as interest rate, market and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

Security Transactions, Investment Income and Expenses Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date.

Bridgeway Funds’ expenses that are not series-specific are allocated to each series based upon its relative proportion of net assets to the Bridgeway Funds’ total net assets or other appropriate basis.

3. Federal Income Taxes

It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), applicable to regulated investment companies and distribute income to the extent necessary so that such Fund is not subject to federal income tax. Therefore, no federal income tax provision is required.

Unrealized Appreciation and Depreciation on Investments (Tax Basis) The amount of net unrealized appreciation/ depreciation and the cost of investment securities for tax purposes, including short-term securities at September 30, 2012, were as follows:

	Omni Small-Cap Value	Omni Tax-Managed Small-Cap Value
Gross appreciation (excess of value over tax cost)	$ 31,516,186	$ 20,523,012
Gross depreciation (excess of tax cost over value)	(11,666,361)	(11,495,258)
Net unrealized depreciation	$ 19,849,825	$ 9,027,754
Cost of investments for income tax purposes	$ 179,896,096	$ 140,636,584

The differences between book and tax net unrealized appreciation (depreciation) are due to wash sale loss deferrals.

www.bridgewayomni.com	25

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bridgeway Funds, Inc.

By (Signature and Title)*	/s/ Michael D. Mulcahy
Michael D. Mulcahy, President and Principal Executive Officer
(principal executive officer)

Date	November 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael D. Mulcahy
Michael D. Mulcahy, President and Principal Executive Officer
(principal executive officer)

Date	November 16, 2012

By (Signature and Title)*	/s/ Linda G. Giuffré
Linda G. Giuffré, Treasurer and Principal Financial Officer
(principal financial officer)

Date	November 16, 2012

* Print the name and title of each signing officer under his or her signature.